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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington 98402

(Address of principal executive offices) (Zip code)

Greg J. Lyons, Assistant Secretary

Russell Investment Funds

909 A Street

Tacoma, Washington 98402

253-439-2406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 253-572-9500

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008 – March 31, 2008

Item 1. Schedule of Investments

2008 QUARTERLY REPORT

Russell Investment Funds

MARCH 31, 2008

FUND

Multi-Style Equity Fund

Aggressive Equity Fund

Non-U.S. Fund

Real Estate Securities Fund

Core Bond Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with nine different investment portfolios referred to as Funds. These financial statements report on five of these Funds.

Russell Investment Funds

Quarterly Report

March 31, 2008 (Unaudited)

Russell Investment Funds

Copyright © Russell Investments 2008. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Fund Distributors, Inc. member Financial Industry Regulatory Authority, a part of Russell Investment Group.

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.5%
Auto and Transportation - 1.0%
Alaska Air Group, Inc. (Æ)	2,800	55
Autoliv, Inc.	6,700	336
Expeditors International Washington, Inc. (Ñ)	10,260	464
FedEx Corp.	3,000	278
General Motors Corp.	17,500	333
Genuine Parts Co.	800	32
Norfolk Southern Corp. (Ñ)	17,750	964
Northwest Airlines Corp. (Æ)	14,100	127
Skywest, Inc. (Ñ)	2,300	49
TRW Automotive Holdings Corp. (Æ)	4,700	110
UAL Corp. (Ñ)	28,671	617
Union Pacific Corp. (Ñ)	5,860	735
YRC Worldwide, Inc. (Æ)	9,900	130

		4,230

Consumer Discretionary - 11.6%
Accenture, Ltd. Class A	8,270	291
Activision, Inc. (Æ)	14,550	397
Amazon.Com, Inc. (Æ)	7,800	556
AutoNation, Inc. (Æ)(Ñ)	19,700	295
Avon Products, Inc.	27,500	1,087
Barnes & Noble, Inc.	1,300	40
BJ’s Wholesale Club, Inc. (Æ)(Ñ)	9,000	321
Black & Decker Corp.	9,600	635
Brinker International, Inc.	41,300	766
CBS Corp. Class B (Ñ)	58,000	1,281
Chipotle Mexican Grill, Inc. Class A (Æ)(Ñ)	4,760	540
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	82,018	1,559
Coach, Inc. (Æ)	15,300	461
Costco Wholesale Corp. (Ñ)	32,400	2,105
DIRECTV Group, Inc. (The) (Æ)	14,200	352
DISH Network Corp. Class A (Æ)	4,555	131
Dolby Laboratories, Inc. Class A (Æ)	6,820	247
eBay, Inc. (Æ)(Ñ)	55,255	1,649
Electronic Arts, Inc. Series C (Æ)(Ñ)	33,200	1,657
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	4,430	156
Foot Locker, Inc. (Ñ)	51,200	603
GameStop Corp. Class A (Æ)	10,140	524
Google, Inc. Class A (Æ)(Ñ)	10,540	4,643
Guess ?, Inc. (Ñ)	26,060	1,055
Home Depot, Inc.	32,000	895
Intercontinental Hotels Group PLC - ADR	30,759	464

	Principal Amount ($) or Shares	Market Value $
International Game Technology (Ñ)	32,750	1,317
International Speedway Corp. Class A	1,400	58
Jones Apparel Group, Inc.	29,500	396
Leggett & Platt, Inc. (Ñ)	28,900	441
Limited Brands, Inc. (Ñ)	54,800	937
Lowe’s Cos., Inc. (Ñ)	14,050	322
McDonald’s Corp. (Ñ)	101,398	5,655
Newell Rubbermaid, Inc.	22,200	508
Nike, Inc. Class B (Ñ)	29,550	2,009
Nordstrom, Inc. (Ñ)	17,710	577
OfficeMax, Inc. (Ñ)	39,800	762
Phillips-Van Heusen Corp.	23,000	872
priceline.com, Inc. (Æ)(Ñ)	3,910	473
RR Donnelley & Sons Co.	18,700	567
Saks, Inc. (Æ)(Ñ)	38,800	484
Starwood Hotels & Resorts Worldwide, Inc. (ö)	10,800	559
Target Corp.	29,350	1,487
Time Warner, Inc.	46,200	648
TJX Cos., Inc.	24,480	810
Urban Outfitters, Inc. (Æ)(Ñ)	14,710	461
VeriSign, Inc. (Æ)	9,460	314
Viacom, Inc. Class B (Æ)(Ñ)	81,050	3,211
Virgin Media, Inc. (Ñ)	200	3
Wal-Mart Stores, Inc.	58,200	3,066
Washington Post Co. (The) Class B (Ñ)	200	132
Waste Management, Inc.	12,600	423
Wendy’s International, Inc.	32,500	749
Williams-Sonoma, Inc. (Ñ)	28,900	701

		50,652

Consumer Staples - 7.3%
Campbell Soup Co.	27,300	927
Coca-Cola Co. (The)	147,080	8,953
Colgate-Palmolive Co. (Ñ)	36,740	2,862
ConAgra Foods, Inc.	22,800	546
Fomento Economico Mexicano SAB de CV - ADR	34,080	1,424
Hershey Co. (The) (Ñ)	22,700	855
Hormel Foods Corp. (Ñ)	4,600	192
Kraft Foods, Inc. Class A	56,100	1,740
Molson Coors Brewing Co. Class B	8,440	444
Pepsi Bottling Group, Inc. (Ñ)	11,000	373
PepsiCo, Inc.	35,600	2,570
Procter & Gamble Co. (Ñ)	113,600	7,960
Safeway, Inc. (Ñ)	15,800	464
Tyson Foods, Inc. Class A (Ñ)	16,800	268
Unilever NV	33,400	1,126
WM Wrigley Jr Co. (Ñ)	18,892	1,187

		31,891

Multi-Style Equity Fund	3

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Financial Services - 14.6%
ACE, Ltd.	36,500	2,010
Alliance Data Systems Corp. (Æ)	11,500	546
Allied World Assurance Co. Holdings, Ltd.	1,900	75
AMB Property Corp. (ö)	7,900	430
American International Group, Inc.	28,500	1,233
Annaly Capital Management, Inc. (ö)	35,400	542
Arch Capital Group, Ltd. (Æ)	4,900	337
Astoria Financial Corp.	22,600	614
Automatic Data Processing, Inc.	10,900	462
Axis Capital Holdings, Ltd.	8,100	275
Bank of America Corp.	55,600	2,108
Bank of New York Mellon Corp. (The)	68,426	2,855
BlackRock, Inc. Class A (Ñ)	2,300	470
Boston Properties, Inc. (ö)(Ñ)	1,900	175
Capital One Financial Corp. (Ñ)	44,250	2,178
Chubb Corp.	6,600	327
Citigroup, Inc.	67,366	1,443
City National Corp. (Ñ)	1,100	54
CME Group, Inc. Class A (Ñ)	1,330	624
CNA Financial Corp. (Ñ)	7,400	191
Colonial BancGroup, Inc. (The) (Ñ)	42,700	411
Conseco, Inc. (Æ)	6,400	65
Deluxe Corp.	2,900	56
Discover Financial Services (Ñ)	28,900	473
Duke Realty Corp. (ö)	15,100	344
Everest Re Group, Ltd.	4,100	367
First Horizon National Corp. (Ñ)	29,100	408
Fiserv, Inc. (Æ)	1,260	63
Genworth Financial, Inc. Class A	11,200	254
Goldman Sachs Group, Inc. (The)	27,680	4,578
H&R Block, Inc.	22,400	465
Hartford Financial Services Group, Inc.	26,500	2,008
HCC Insurance Holdings, Inc.	8,600	195
Hospitality Properties Trust (ö)(Ñ)	9,300	316
Host Hotels & Resorts, Inc. (ö)(Ñ)	78,500	1,250
Huntington Bancshares, Inc. (Ñ)	29,000	312
Jefferies Group, Inc. (Ñ)	54,000	871
JPMorgan Chase & Co. (Ñ)	151,150	6,492
Keycorp	40,000	878
Lehman Brothers Holdings, Inc. (Ñ)	15,100	568
Liberty Property Trust (ö)	4,500	140
Lincoln National Corp.	8,400	437
Marshall & Ilsley Corp. (Ñ)	15,300	355
Mastercard, Inc. Class A (Ñ)	5,500	1,226
Mercury General Corp. (Ñ)	19,800	877

	Principal Amount ($) or Shares	Market Value $
Merrill Lynch & Co., Inc.	23,400	953
MetLife, Inc. (Ñ)	9,500	572
Morgan Stanley	98,039	4,480
Northern Trust Corp.	6,700	445
Paychex, Inc. (Ñ)	14,600	500
PNC Financial Services Group, Inc. (Ñ)	8,480	556
Prologis (ö)(Ñ)	5,500	324
Prosperity Bancshares, Inc. (Ñ)	4,100	118
Protective Life Corp.	15,800	641
Prudential Financial, Inc. (Ñ)	22,800	1,784
South Financial Group, Inc. (The) (Ñ)	33,000	490
StanCorp Financial Group, Inc. (Ñ)	3,600	172
State Street Corp. (Ñ)	14,002	1,106
SunTrust Banks, Inc. (Ñ)	17,100	943
T Rowe Price Group, Inc. (Ñ)	5,950	298
TCF Financial Corp. (Ñ)	26,300	471
Transatlantic Holdings, Inc. (Ñ)	500	33
Travelers Cos., Inc. (The)	38,100	1,823
UnionBanCal Corp. (Ñ)	7,700	378
United Rentals, Inc. (Æ)(Ñ)	2,200	41
Visa, Inc. (Æ)(Ñ)	9,614	600
Vornado Realty Trust (ö)(Ñ)	4,000	345
Wachovia Corp. (Ñ)	59,500	1,607
Wells Fargo & Co.	69,000	2,008
Western Union Co. (The) (Ñ)	26,500	564
Wilmington Trust Corp. (Ñ)	29,400	914
WR Berkley Corp.	11,000	305
XL Capital, Ltd. Class A (Ñ)	4,700	139
Zions Bancorporation (Ñ)	7,700	351

		63,319

Health Care - 13.9%
Abbott Laboratories	36,300	2,002
Alcon, Inc.	6,000	854
Allergan, Inc./United States	40,520	2,285
AMERIGROUP Corp. Class A (Æ)	7,200	197
Baxter International, Inc.	29,030	1,679
Bristol-Myers Squibb Co.	42,900	914
Celgene Corp. (Æ)(Ñ)	16,300	999
Charles River Laboratories International, Inc. (Æ)(Ñ)	7,670	452
Cooper Cos., Inc. (The) (Ñ)	15,000	516
Covidien, Ltd. (Ñ)	34,500	1,527
CVS Caremark Corp. (Ñ)	136,050	5,511
Dentsply International, Inc.	7,720	298
Eli Lilly & Co.	21,400	1,104
Exelixis, Inc. (Æ)(Ñ)	11,700	81
Express Scripts, Inc. Class A (Æ)	13,900	894

4	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Genentech, Inc. (Æ)	10,800	877
Genzyme Corp. (Æ)	17,090	1,274
Gilead Sciences, Inc. (Æ)(Ñ)	117,020	6,030
Human Genome Sciences, Inc. (Æ)(Ñ)	63,500	374
Intuitive Surgical, Inc. (Æ)(Ñ)	6,590	2,137
Johnson & Johnson	72,950	4,732
Merck & Co., Inc.	120,750	4,582
Millennium Pharmaceuticals, Inc. (Æ)(Ñ)	40,400	625
Mylan, Inc. (Æ)(Ñ)	78,900	915
Novartis AG - ADR	34,350	1,760
Pfizer, Inc.	50,900	1,065
Sanofi-Aventis SA - ADR	16,800	631
Schering-Plough Corp. (Ñ)	153,150	2,207
St. Jude Medical, Inc. (Æ)	23,037	995
Stericycle, Inc. (Æ)	8,070	416
Stryker Corp. (Ñ)	31,700	2,062
Teva Pharmaceutical Industries, Ltd. - ADR (Ñ)	20,100	928
Thermo Fisher Scientific, Inc. (Æ)(Ñ)	59,860	3,402
Wyeth	131,200	5,479
Zimmer Holdings, Inc. (Æ)	8,300	646

		60,450

Integrated Oils - 5.5%
BP PLC - ADR	12,100	734
Chevron Corp. (Ñ)	21,100	1,801
ConocoPhillips	23,900	1,821
Exxon Mobil Corp.	80,900	6,842
Hess Corp.	23,700	2,090
Marathon Oil Corp.	29,100	1,327
Occidental Petroleum Corp.	89,650	6,560
Petroleo Brasileiro SA - ADR	4,430	452
Total SA - ADR	28,750	2,128

		23,755

Materials and Processing - 6.5%
Agrium, Inc.	15,300	950
Alcoa, Inc.	13,400	483
Archer-Daniels-Midland Co.	22,000	906
Ashland, Inc.	29,400	1,391
Avery Dennison Corp.	12,800	630
Bemis Co., Inc.	21,200	539
Bunge, Ltd. (Ñ)	3,400	295
Cabot Corp. (Ñ)	18,600	521
Commercial Metals Co.	7,100	213
Cytec Industries, Inc.	11,900	641
Domtar Corp. (Æ)(Ñ)	10,500	72

	Principal Amount ($) or Shares	Market Value $
EI Du Pont de Nemours & Co. (Ñ)	94,650	4,426
EMCOR Group, Inc. (Æ)	2,300	51
Fluor Corp. (Ñ)	11,500	1,623
Freeport-McMoRan Copper & Gold, Inc. Class B (Ñ)	3,300	318
International Paper Co.	13,900	378
Lubrizol Corp.	800	44
Masco Corp. (Ñ)	82,650	1,639
MeadWestvaco Corp.	20,200	550
Monsanto Co. (Ñ)	35,170	3,921
Mosaic Co. (The) (Æ)	3,700	380
Nucor Corp.	21,200	1,436
Owens-Illinois, Inc. (Æ)	7,340	414
Packaging Corp. of America (Ñ)	21,600	482
Potash Corp. of Saskatchewan	7,000	1,087
PPG Industries, Inc.	8,600	520
Precision Castparts Corp.	5,100	521
Rohm & Haas Co. (Ñ)	27,500	1,487
RPM International, Inc. (Ñ)	24,300	509
Smurfit-Stone Container Corp. (Æ)(Ñ)	25,100	193
Sonoco Products Co.	22,800	653
Timken Co.	17,500	520
URS Corp. (Æ)	3,500	114
Valspar Corp. (Ñ)	27,000	536

		28,443

Miscellaneous - 3.6%
Brunswick Corp. (Ñ)	22,300	356
Eaton Corp.	16,037	1,277
Fortune Brands, Inc.	500	35
General Electric Co.	278,894	10,322
Honeywell International, Inc.	5,620	317
SPX Corp. (Ñ)	3,250	341
Teleflex, Inc.	15,300	730
Textron, Inc.	35,800	1,984
Tyco International, Ltd. (Ñ)	3,700	163

		15,525

Other Energy - 5.9%
Anadarko Petroleum Corp.	19,700	1,242
Apache Corp.	5,900	713
Baker Hughes, Inc.	26,700	1,829
Cabot Oil & Gas Corp.	19,200	976
Cameron International Corp. (Æ)(Ñ)	43,150	1,797
Chesapeake Energy Corp. (Ñ)	23,268	1,074
Consol Energy, Inc. (Ñ)	6,110	423
Devon Energy Corp. (Ñ)	52,071	5,432
Diamond Offshore Drilling, Inc. (Ñ)	6,410	746

Multi-Style Equity Fund	5

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Halliburton Co. (Ñ)	44,400	1,746
National Oilwell Varco, Inc. (Æ)(Ñ)	15,300	893
Patterson-UTI Energy, Inc. (Ñ)	9,500	249
Schlumberger, Ltd.	30,100	2,619
Sunoco, Inc.	13,000	682
Valero Energy Corp.	2,900	142
Williams Cos., Inc.	38,167	1,259
XTO Energy, Inc. (Ñ)	59,809	3,700

		25,522

Producer Durables - 5.7%
Applied Materials, Inc.	142,400	2,778
Boeing Co.	3,100	231
Deere & Co. (Ñ)	42,280	3,401
Dover Corp.	24,300	1,015
Emerson Electric Co.	80,900	4,163
Flowserve Corp.	7,370	769
Gardner Denver, Inc. (Æ)	3,900	145
Graco, Inc. (Ñ)	15,300	555
Illinois Tool Works, Inc.	13,000	627
Lockheed Martin Corp.	15,381	1,527
MDC Holdings, Inc. (Ñ)	1,300	57
Molex, Inc. (Ñ)	22,500	521
Nokia OYJ - ADR	42,600	1,356
Northrop Grumman Corp.	7,200	560
NVR, Inc. (Æ)(Ñ)	860	514
Parker Hannifin Corp.	21,182	1,467
Pentair, Inc. (Ñ)	22,600	721
Raytheon Co.	23,826	1,539
United Technologies Corp.	31,000	2,134
Varian Semiconductor Equipment Associates, Inc. (Æ)(Ñ)	22,400	631

		24,711

Technology - 14.6%
Akamai Technologies, Inc. (Æ)(Ñ)	11,540	325
Altera Corp.	21,640	399
Amphenol Corp. Class A	58,293	2,171
Analog Devices, Inc.	52,497	1,550
Apple, Inc. (Æ)	45,130	6,476
Broadcom Corp. Class A (Æ)	43,500	838
Cisco Systems, Inc. (Æ)	303,010	7,300
Computer Sciences Corp. (Æ)	8,200	335
Corning, Inc.	92,860	2,232
First Solar, Inc. (Æ)(Ñ)	5,140	1,188
General Dynamics Corp.	6,900	575
Hewlett-Packard Co. (Ñ)	154,150	7,039
Ingram Micro, Inc. Class A (Æ)	5,200	82

	Principal Amount ($) or Shares	Market Value $
Intel Corp.	52,900	1,120
International Business Machines Corp.	23,300	2,683
Juniper Networks, Inc. (Æ)(Ñ)	61,850	1,546
Linear Technology Corp.	10,500	322
Maxim Integrated Products, Inc. (Ñ)	88,300	1,800
MEMC Electronic Materials, Inc. (Æ)	24,490	1,736
Microchip Technology, Inc. (Ñ)	14,870	487
Microsoft Corp.	129,400	3,672
Motorola, Inc.	139,900	1,301
Nvidia Corp.	28,400	562
QUALCOMM, Inc. (Ñ)	161,560	6,624
Research In Motion, Ltd. (Æ)	32,295	3,625
Rockwell Automation, Inc.	15,600	896
Salesforce.com, Inc. (Æ)(Ñ)	5,970	346
Sanmina-SCI Corp. (Æ)	40,900	66
Seagate Technology (Ñ)	10,200	214
Seagate Technology, Inc. (Æ)	2,300	—
Texas Instruments, Inc.	55,850	1,579
Tyco Electronics, Ltd.	122,784	4,214
Vishay Intertechnology, Inc. (Æ)	5,200	47
Western Digital Corp. (Æ)(Ñ)	12,400	335

		63,685

Utilities - 4.3%
AGL Resources, Inc.	16,400	563
Alliant Energy Corp.	2,700	94
America Movil SAB de CV Series L	16,370	1,043
American Electric Power Co., Inc.	9,100	379
Aqua America, Inc. (Ñ)	35,800	672
AT&T, Inc.	123,111	4,715
Atmos Energy Corp.	1,800	46
Citizens Communications Co.	71,500	750
Consolidated Edison, Inc. (Ñ)	10,200	405
Duke Energy Corp. (Ñ)	28,700	512
Edison International	9,600	471
Embarq Corp.	9,500	381
MDU Resources Group, Inc. (Ñ)	1,500	37
NiSource, Inc.	41,000	707
NSTAR	5,100	155
PG&E Corp. (Ñ)	8,100	298
Pinnacle West Capital Corp. (Ñ)	9,600	337
PNM Resources, Inc. (Ñ)	3,400	42
Progress Energy, Inc. (Ñ)	4,100	171
Progress Energy, Inc. - CVO	1,300	—
Public Service Enterprise Group, Inc.	4,100	165
Questar Corp.	11,700	662
SCANA Corp. (Ñ)	8,900	326
Sempra Energy	3,300	176

6	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sierra Pacific Resources	9,900	125
Southwest Gas Corp.	2,900	81
TECO Energy, Inc. (Ñ)	21,100	337
Verizon Communications, Inc.	66,500	2,424
Vodafone Group PLC - ADR	65,250	1,925
Windstream Corp. (Ñ)	61,600	736

		18,735

Total Common Stocks
(cost $399,754)		410,918

Short-Term Investments - 5.1%
Russell Investment Company
Money Market Fund	20,997,000	20,997
United States Treasury Bills (ž)(§)
0.558% due 06/19/08	1,200	1,198

Total Short-Term Investments
(cost $22,196)		22,195

Other Securities - 27.3%
State Street Securities Lending Quality Trust (×)	118,521,038	118,521

Total Other Securities
(cost $118,521)		118,521

Total Investments - 126.9%
(identified cost $540,471)		551,634

Other Assets and Liabilities, Net - (26.9%)		(116,999)

Net Assets - 100.0%		434,635

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund	7

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Index expiration date 06/08 (7)	USD	2,525	38
S&P 500 E-Mini Index (CME) expiration date 06/08 (50)	USD	3,310	26
S&P 500 Index (CME) expiration date 06/08 (15)	USD	4,965	38
S&P Midcap 400 E-Mini Index (CME) expiration date 06/08 (138)	USD	10,785	126

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			228

See accompanying notes which are an integral part of the financial statements.

8	Multi-Style Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 94.9%
Auto and Transportation - 4.4%
AAR Corp. (Æ)	24,492	668
ABX Holdings, Inc. (Æ)	4,700	14
Accuride Corp. (Æ)	248	2
Alaska Air Group, Inc. (Æ)	5,200	102
American Axle & Manufacturing Holdings, Inc.	110	2
American Commercial Lines, Inc. (Æ)	6,200	98
Amerigon, Inc. (Æ)(Ñ)	4,600	68
AMR Corp. (Æ)	2,224	20
Arkansas Best Corp.	4,800	153
Atlas Air Worldwide Holdings, Inc. (Æ)	1,400	77
Autoliv, Inc.	7,776	390
BorgWarner, Inc.	13,718	590
CH Robinson Worldwide, Inc. (Ñ)	4,750	258
Con-way, Inc. (Ñ)	6,000	297
Continental Airlines, Inc. Class A (Æ)	79	2
Dana Corp. (Æ)(Ñ)	47,300	—
Delta Air Lines, Inc. (Æ)	15,258	131
DryShips, Inc. (Ñ)	1,497	90
Expeditors International Washington, Inc. (Ñ)	7,966	360
FreightCar America, Inc. (Ñ)	1,700	58
HUB Group, Inc. Class A (Æ)	10,151	334
Kansas City Southern (Æ)(Ñ)	3,400	136
Kirby Corp. (Æ)(Ñ)	15,109	861
Lear Corp. (Æ)(Ñ)	2,200	57
Marten Transport, Ltd. (Æ)(Ñ)	2,500	39
Monaco Coach Corp. (Ñ)	20,200	192
Northwest Airlines Corp. (Æ)	7,700	69
Oshkosh Corp.	3,603	131
Overseas Shipholding Group, Inc. (Ñ)	4,700	329
Pacer International, Inc. (Ñ)	9,489	156
PHI, Inc. (Æ)(Ñ)	7,360	232
Polaris Industries, Inc.	3,462	142
Saia, Inc. (Æ)(Ñ)	2,300	36
Skywest, Inc. (Ñ)	6,273	132
Standard Motor Products, Inc.	113	1
Stoneridge, Inc. (Æ)(Ñ)	1,600	22
Strattec Security Corp.	7,510	318
Superior Industries International (Ñ)	11,720	243
TBS International, Ltd. Class A (Æ)(Ñ)	600	18
Teekay Corp. (Ñ)	4,000	170
Thor Industries, Inc.	2,865	85

	Principal Amount ($) or Shares	Market Value $
TRW Automotive Holdings Corp. (Æ)(Ñ)	11,200	262
UAL Corp.	5,161	111
Ultrapetrol Bahamas, Ltd. (Æ)	1,800	18
Wabash National Corp.	10,859	98
WABCO Holdings, Inc. (Ñ)	5,800	265
Wabtec Corp. (Ñ)	20,300	765
Werner Enterprises, Inc.	5,701	106

		8,708

Consumer Discretionary - 14.3%
4Kids Entertainment, Inc. (Æ)(Ñ)	31,980	312
99 Cents Only Stores (Æ)(Ñ)	35,840	354
Abercrombie & Fitch Co. Class A	4,900	358
ABM Industries, Inc.	1,900	43
Activision, Inc. (Æ)	44,682	1,220
Administaff, Inc.	1,875	44
Advance Auto Parts, Inc.	4,611	157
Advisory Board Co. (The) (Æ)(Ñ)	6,399	352
Alberto-Culver Co. Class B	4,800	132
Allied Waste Industries, Inc. (Æ)	13,816	149
Ameristar Casinos, Inc. (Ñ)	25,800	471
AnnTaylor Stores Corp. (Æ)	5,336	129
Asbury Automotive Group, Inc.	7,300	100
AutoNation, Inc. (Æ)(Ñ)	19,000	284
Bally Technologies, Inc. (Æ)(Ñ)	10,405	357
Barnes & Noble, Inc.	5,600	172
Big Lots, Inc. (Æ)	7,069	158
BJ’s Wholesale Club, Inc. (Æ)(Ñ)	19,101	682
Black & Decker Corp.	2,370	157
Blyth, Inc. (Ñ)	7,234	143
Books-A-Million, Inc. Class A	437	4
Bowne & Co., Inc. (Ñ)	1,000	15
Brightpoint, Inc. (Æ)	3,100	—
Brink’s Co. (The)	1,271	85
Brown Shoe Co., Inc. (Ñ)	23,500	354
Buckle, Inc. (The) (Ñ)	2,700	121
Callaway Golf Co.	8,227	121
Capella Education Co. (Æ)	1,358	74
Career Education Corp. (Æ)	10,451	133
CBRL Group, Inc.	3,583	128
CDI Corp.	2,100	53
Central European Distribution Corp. (Æ)(Ñ)	5,610	326
Cheesecake Factory (The) (Æ)(Ñ)	16,475	359
Chemed Corp. (Ñ)	6,722	284
Churchill Downs, Inc. (Ñ)	5,900	279
Cintas Corp.	3,842	110
CKE Restaurants, Inc.	24,900	279

Aggressive Equity Fund	9

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Convergys Corp. (Æ)	29,500	444
Copart, Inc. (Æ)(Ñ)	3,931	152
Corrections Corp. of America (Æ)	16,530	455
CRA International, Inc. (Æ)	411	13
CSS Industries, Inc.	2,000	70
Darden Restaurants, Inc. (Ñ)	10,943	356
Denny’s Corp. (Æ)	2,219	7
DeVry, Inc. (Ñ)	10,123	424
Dolby Laboratories, Inc. Class A (Æ)	3,550	129
Dollar Tree, Inc. (Æ)	7,500	207
DreamWorks Animation SKG, Inc. Class A (Æ)	6,098	157
Earthlink, Inc. (Æ)(Ñ)	19,200	145
Electronic Arts, Inc. Series C (Æ)(Ñ)	10,617	530
Family Dollar Stores, Inc.	213	4
First Advantage Corp. Class A (Æ)(Ñ)	1,000	21
Focus Media Holding, Ltd. - ADR (Æ)(Ñ)	17,657	621
Fossil, Inc. (Æ)	77	2
Fred’s, Inc. Class A (Ñ)	4,100	42
FTD Group, Inc. (Ñ)	35,755	480
FTI Consulting, Inc. (Æ)(Ñ)	8,450	600
Furniture Brands International, Inc. (Ñ)	19,960	234
G&K Services, Inc. Class A	2,400	85
Gaiam, Inc. Class A (Æ)	1,663	29
GameStop Corp. Class A (Æ)	9,388	485
Geo Group, Inc. (The) (Æ)(Ñ)	22,537	641
Gray Television, Inc. (Ñ)	48,600	277
Group 1 Automotive, Inc. (Ñ)	3,600	85
Harte-Hanks, Inc.	28	—
Hasbro, Inc. (Ñ)	16,474	460
Haverty Furniture Cos., Inc. (Ñ)	3,700	39
Heidrick & Struggles International, Inc.	2,025	66
Helen of Troy, Ltd. (Æ)(Ñ)	6,100	102
Hewitt Associates, Inc. Class A (Æ)(Ñ)	11,351	451
HOT Topic, Inc. (Æ)(Ñ)	3,700	16
ICF International, Inc. (Æ)(Ñ)	7,300	146
Ihop Corp.	1,711	82
IKON Office Solutions, Inc. (Ñ)	17,497	133
infoUSA, Inc. (Ñ)	30,986	189
Insight Enterprises, Inc. (Æ)	1,000	17
International Speedway Corp. Class A (Ñ)	4,600	190
inVentiv Health, Inc. (Æ)	12,600	363
ITT Educational Services, Inc. (Æ)(Ñ)	2,100	96
J Crew Group, Inc. (Æ)(Ñ)	4,650	205

	Principal Amount ($) or Shares	Market Value $
Jack in the Box, Inc. (Æ)(Ñ)	200	5
Jo-Ann Stores, Inc. (Æ)(Ñ)	1,000	15
Journal Communications, Inc. Class A (Ñ)	8,000	59
Kelly Services, Inc. Class A (Ñ)	4,400	90
Kforce, Inc. (Æ)	400	4
La-Z-Boy, Inc. (Ñ)	2,900	24
Lakeland Industries, Inc. (Æ)	19,940	233
LECG Corp. (Æ)	102	1
Leggett & Platt, Inc.	44	1
Lin TV Corp. Class A (Æ)(Ñ)	5,600	54
Lithia Motors, Inc. Class A (Ñ)	3,500	36
LKQ Corp. (Æ)(Ñ)	21,727	488
Maidenform Brands, Inc. (Æ)(Ñ)	1,900	31
Manpower, Inc.	2,235	126
Marcus Corp. (Ñ)	1,700	33
MAXIMUS, Inc.	1,216	45
Media General, Inc. Class A (Ñ)	10,671	150
Meredith Corp.	3,082	118
Movado Group, Inc. (Ñ)	1,700	33
MWI Veterinary Supply, Inc. (Æ)	100	4
Net 1 UEPS Technologies, Inc. (Æ)	4,839	109
NetFlix, Inc. (Æ)(Ñ)	4,925	171
New Oriental Education & Technology Group - ADR (Æ)(Ñ)	2,650	172
Nu Skin Enterprises, Inc. Class A (Ñ)	4,300	77
O’Charleys, Inc. (Ñ)	14,999	173
Orient-Express Hotels, Ltd. Class A (Ñ)	6,430	277
Overstock.com, Inc. (Æ)	591	7
Oxford Industries, Inc. (Ñ)	2,700	61
Parlux Fragrances, Inc. (Æ)	91,890	270
PC Connection, Inc. (Æ)(Ñ)	2,800	22
Perceptron, Inc. (Æ)	24,540	311
Phillips-Van Heusen Corp.	4,261	162
Playboy Enterprises, Inc. Class B (Æ)	3,861	32
priceline.com, Inc. (Æ)(Ñ)	2,294	277
RadioShack Corp.	11,398	185
Red Lion Hotels Corp. (Æ)	18,380	157
Republic Services, Inc. Class A (Ñ)	16,381	479
Revlon, Inc. Class A (Æ)(Ñ)	11,100	11
Rollins, Inc.	2,464	44
Rush Enterprises, Inc. Class A (Æ)	9,628	152
Rush Enterprises, Inc. Class B (Æ)	122	2
Sally Beauty Holdings, Inc. (Æ)	16,207	112
Scholastic Corp. (Æ)	3,436	104
School Specialty, Inc. (Æ)	643	20

10	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Service Corp. International (Ñ)	12,400	126
Sinclair Broadcast Group, Inc. Class A (Ñ)	30,600	273
Sonic Automotive, Inc. Class A (Ñ)	14,000	288
Speedway Motorsports, Inc. (Ñ)	2,500	63
Spherion Corp. (Æ)	20,700	127
Stanley Furniture Co., Inc. (Ñ)	1,200	15
Steven Madden, Ltd. (Æ)(Ñ)	1,200	21
Stewart Enterprises, Inc. Class A (Ñ)	13,300	85
Tech Data Corp. (Æ)(Ñ)	9,494	311
Toro Co. (Ñ)	1,700	70
Tuesday Morning Corp. (Æ)	7,200	37
United Online, Inc. (Ñ)	66,100	698
United Stationers, Inc. (Æ)(Ñ)	3,400	162
Universal Electronics, Inc. (Æ)	3,493	85
Urban Outfitters, Inc. (Æ)(Ñ)	26,110	819
VeriSign, Inc. (Æ)	15,841	527
Viad Corp. (Ñ)	800	29
VistaPrint, Ltd. (Æ)(Ñ)	1,900	66
Volt Information Sciences, Inc. (Æ)(Ñ)	2,200	37
Warnaco Group, Inc. (The) (Æ)(Ñ)	8,300	327
Warner Music Group Corp.	12	—
Waste Connections, Inc. (Æ)(Ñ)	13,574	417
Watson Wyatt Worldwide, Inc. Class A (Ñ)	4,515	256
Wendy’s International, Inc.	4,100	95
WESCO International, Inc. (Æ)	3,708	135
West Marine, Inc. (Æ)	1,192	8
Westwood One, Inc. (Æ)(Ñ)	17,200	36
Williams-Sonoma, Inc. (Ñ)	6,086	148
World Wrestling Entertainment, Inc. Class A	5,100	95

		28,042

Consumer Staples - 2.5%
B&G Foods, Inc. Class A (Ñ)	30,400	334
Casey’s General Stores, Inc.	4,118	93
Chiquita Brands International, Inc. (Æ)	7,383	171
Church & Dwight Co., Inc.	3,074	167
Coca-Cola Bottling Co. Consolidated (Ñ)	200	12
Constellation Brands, Inc. Class A (Æ)	5,673	100
Fresh Del Monte Produce, Inc. (Æ)(Ñ)	24,900	906
Great Atlantic & Pacific Tea Co. (Æ)	2,947	77
Herbalife, Ltd. (Ñ)	4,950	235
J&J Snack Foods Corp.	1,800	49
JM Smucker Co. (The)	6,868	348
Molson Coors Brewing Co. Class B	4,600	242

	Principal Amount ($) or Shares	Market Value $
Monterey Gourmet Foods, Inc. (Æ)	71,607	219
Nash Finch Co.	4,797	163
NBTY, Inc. (Æ)	5,709	171
PepsiAmericas, Inc. (Ñ)	5,200	133
Ralcorp Holdings, Inc. (Æ)	78	5
Reddy Ice Holdings, Inc. (Ñ)	1,800	24
Ruddick Corp.	2,000	74
Sanderson Farms, Inc. (Ñ)	6,052	230
Schweitzer-Mauduit International, Inc. (Ñ)	5,363	124
SUPERVALU, Inc.	2,450	73
Tootsie Roll Industries, Inc. (Ñ)	6,935	175
TreeHouse Foods, Inc. (Æ)(Ñ)	12,500	286
Universal Corp.	2,783	182
Weis Markets, Inc. (Ñ)	10,270	354

		4,947

Financial Services - 15.7%
Acadia Realty Trust (ö)	219	5
Advance America Cash Advance Centers, Inc. (Ñ)	7,100	54
Advanta Corp. Class B	2,600	18
Advent Software, Inc. (Æ)	2,654	113
Affiliated Managers Group, Inc. (Æ)	3,316	301
Alexander’s, Inc. (Æ)(ö)	19	7
Alliance Data Systems Corp. (Æ)	8,720	414
Allied Capital Corp. (Ñ)	18,070	333
Allied World Assurance Co. Holdings, Ltd. (Ñ)	3,200	127
AMB Property Corp. (ö)	978	53
American Financial Group, Inc.	9,019	231
AmericanWest Bancorp (Ñ)	1,000	9
Amerisafe, Inc. (Æ)(Ñ)	4,849	61
Amtrust Financial Services, Inc.	8,360	135
Annaly Capital Management, Inc. (ö)	28,854	442
Anworth Mortgage Asset Corp. (ö)	59,338	364
Apartment Investment & Management Co. Class A (ö)(Ñ)	4,400	158
Arch Capital Group, Ltd. (Æ)	9,200	632
Arthur J Gallagher & Co. (Ñ)	9,500	224
Ashford Hospitality Trust, Inc. (ö)	23,700	135
Aspen Insurance Holdings, Ltd. (Ñ)	10,900	288
Asset Acceptance Capital Corp. (Ñ)	2,400	23
Assurant, Inc.	10,385	632
Astoria Financial Corp.	11,300	307
Bancfirst Corp. (Ñ)	1,000	46
Banco Latinoamericano de Exportaciones SA Class E	3,300	51
Bancorp, Inc. (Æ)(Ñ)	5,151	62

Aggressive Equity Fund	11

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bancorpsouth, Inc.	4,200	97
Bank of Hawaii Corp.	6,367	316
Bank of the Ozarks, Inc.	1,700	41
BankAtlantic Bancorp, Inc. Class A	8,900	35
Bankrate, Inc. (Æ)(Ñ)	7,130	356
BankUnited Financial Corp. Class A	768	4
Banner Corp. (Ñ)	1,300	30
BioMed Realty Trust, Inc. (ö)(Ñ)	8,400	201
BOK Financial Corp.	930	49
Boston Private Financial Holdings, Inc.	4,921	52
Brandywine Realty Trust (ö)	15,500	263
Calamos Asset Management, Inc. Class A (Ñ)	5,251	85
Capital City Bank Group, Inc.	600	—
CapitalSource, Inc. (ö)	3,732	36
Capitol Bancorp, Ltd. (Ñ)	2,600	55
CapLease, Inc. (ö)(Ñ)	4,100	32
Capstead Mortgage Corp. (ö)(Ñ)	16,000	182
Cash America International, Inc.	5,041	183
Castlepoint Holdings, Ltd. (Ñ)	2,100	20
Cathay General Bancorp	4,093	85
Cedar Shopping Centers, Inc. (ö)(Ñ)	4,900	57
Center Financial Corp.	1,558	14
Citizens Republic Bancorp, Inc.	8,375	104
City Bank (Ñ)	1,200	27
City Holding Co. (Ñ)	829	33
City National Corp. (Ñ)	3,800	188
CNA Surety Corp. (Æ)(Ñ)	5,661	87
Colonial BancGroup, Inc. (The)	7,423	71
Columbia Banking System, Inc. (Ñ)	2,400	54
Commerce Bancshares, Inc. City MO (Ñ)	6,599	277
Corus Bankshares, Inc.	4,428	43
Cowen Group, Inc. (Æ)(Ñ)	1,000	7
Cullen/Frost Bankers, Inc. (Ñ)	3,631	193
Cybersource Corp. (Æ)	16,450	240
Darwin Professional Underwriters, Inc. (Æ)(Ñ)	900	20
DCT Industrial Trust, Inc. (ö)	2,442	24
Delphi Financial Group, Inc. Class A	8,829	258
Deluxe Corp. (Ñ)	40,922	786
Digital Realty Trust, Inc. (ö)	4,053	144
Dime Community Bancshares (Ñ)	14,700	257
DST Systems, Inc. (Æ)	2,304	151
East West Bancorp, Inc.	5,193	92
EastGroup Properties, Inc. (ö)(Ñ)	2,100	98
Eaton Vance Corp.	742	23

	Principal Amount ($) or Shares	Market Value $
Education Realty Trust, Inc. (ö)(Ñ)	4,700	59
Electro Rent Corp. (Ñ)	15,290	232
EMC Insurance Group, Inc. (Ñ)	900	24
Employers Holdings, Inc. (Ñ)	10,700	198
Equity Lifestyle Properties, Inc. (ö)	370	18
Evercore Partners, Inc. Class A (Ñ)	1,400	25
Extra Space Storage, Inc. (ö)(Ñ)	12,800	207
Fair Isaac Corp.	4,744	102
FBL Financial Group, Inc. Class A (Ñ)	1,800	51
FCStone Group, Inc. (Æ)(Ñ)	2,350	65
Federated Investors, Inc. Class B	4,920	193
First Commonwealth Financial Corp. (Ñ)	6,500	75
First Community Bancorp, Inc. (Ñ)	4,799	129
First Community Bancshares, Inc.	400	15
First Financial Bancorp (Ñ)	3,100	42
First Financial Bankshares, Inc. (Ñ)	1,400	57
First Merchants Corp. (Ñ)	3,400	97
First Potomac Realty Trust (ö)(Ñ)	5,500	85
First State Bancorporation (Ñ)	3,600	48
FirstFed Financial Corp. (Æ)	1,340	36
Flushing Financial Corp. (Ñ)	12,800	225
Fpic Insurance Group, Inc. (Æ)(Ñ)	1,600	75
Franklin Street Properties Corp. (ö)(Ñ)	17,450	250
GAMCO Investors, Inc. Class A (Ñ)	2,000	101
Glacier Bancorp, Inc. (Ñ)	8,000	153
Global Payments, Inc. (Ñ)	8,036	332
Gramercy Capital Corp. (ö)	1,180	25
Great Southern Bancorp, Inc. (Ñ)	700	11
Green Bankshares, Inc. (Ñ)	2,000	35
Greenhill & Co., Inc.	2,227	155
H&E Equipment Services, Inc. (Æ)(Ñ)	5,700	72
Hallmark Financial Services (Æ)(Ñ)	1,571	18
Hanmi Financial Corp. (Ñ)	8,230	61
Hanover Insurance Group, Inc. (The) (Ñ)	9,400	387
Harleysville Group, Inc. (Ñ)	2,000	72
HCC Insurance Holdings, Inc. (Ñ)	9,750	221
HCP, Inc. (ö)(Ñ)	9,211	311
Health Care REIT, Inc. (ö)	1,486	67
Heartland Payment Systems, Inc.	2,591	60
Hercules Technology Growth Capital, Inc. (Ñ)	35,900	390
Heritage Commerce Corp. (Ñ)	1,200	22
Hersha Hospitality Trust (ö)(Ñ)	3,400	31
Home Bancshares, Inc./Conway AR (Ñ)	700	15
Hospitality Properties Trust (ö)(Ñ)	10,100	344

12	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

HRPT Properties Trust (ö)(Ñ)	34,500	232
Hudson City Bancorp, Inc.	6,000	106
Huntington Bancshares, Inc.	9,062	97
Hypercom Corp. (Æ)	83,940	364
IBERIABANK Corp. (Ñ)	1,100	49
Independent Bank Corp.(Ñ)	4,000	74
Inland Real Estate Corp. (ö)(Ñ)	10,100	154
Integra Bank Corp.	1,416	23
Interactive Brokers Group, Inc. Class A (Æ)(Ñ)	3,750	96
Interactive Data Corp.	3,438	98
Intersections, Inc. (Æ)	14,123	122
Intervest Bancshares Corp. Class A (Ñ)	2,300	22
Invesco, Ltd. (Ñ)	12,603	307
Investors Bancorp, Inc. (Æ)	16,800	258
Investors Real Estate Trust (ö)(Ñ)	3,600	35
IPC Holdings, Ltd. (Ñ)	17,600	493
Jack Henry & Associates, Inc.	3,229	80
Janus Capital Group, Inc.	1,821	42
Jefferies Group, Inc. (Ñ)	17,500	282
JER Investment Trust, Inc. (Æ)(Å)	9,200	78
Kayne Anderson Energy Development Co. (Ñ)	1,100	27
Kite Realty Group Trust (ö)(Ñ)	2,000	28
Knight Capital Group, Inc. Class A (Æ)(Ñ)	26,347	428
LTC Properties, Inc. (ö)	4,235	109
Mack-Cali Realty Corp. (ö)	8,900	318
MainSource Financial Group, Inc. (Ñ)	1,100	17
Max Capital Group, Ltd. (Ñ)	6,600	173
MCG Capital Corp. (Ñ)	10,800	98
Meadowbrook Insurance Group, Inc. (Ñ)	4,000	31
Medical Properties Trust, Inc. (ö)(Ñ)	12,685	144
MFA Mortgage Investments, Inc. (ö)(Ñ)	48,300	304
Midwest Banc Holdings, Inc. (Ñ)	16,600	212
Nara Bancorp, Inc. (Ñ)	3,822	50
Nasdaq OMX Group (The) (Æ)	11,191	433
National Penn Bancshares, Inc.	940	17
National Retail Properties, Inc. (ö)	11,904	262
Nationwide Health Properties, Inc. (ö)	485	16
Navigators Group, Inc. (Æ)	2,150	117
NBT Bancorp, Inc. (Ñ)	400	9
NewStar Financial, Inc. (Æ)(Ñ)	2,200	11
NYMAGIC, Inc.	800	18
Ocwen Financial Corp. (Æ)	107	—

	Principal Amount ($) or Shares	Market Value $
Odyssey Re Holdings Corp. (Ñ)	5,500	202
Old National Bancorp (Ñ)	6,000	108
Omega Healthcare Investors, Inc. (ö)	1,541	27
OneBeacon Insurance Group, Ltd. Class A (Ñ)	3,500	67
OptionsXpress Holdings, Inc.	5,635	117
Oriental Financial Group	9,100	179
Pacific Capital Bancorp NA	846	18
Parkway Properties, Inc. (ö)(Ñ)	3,400	126
Pennsylvania Real Estate Investment Trust (ö)(Ñ)	7,900	193
Permian Basin Realty Trust (Æ)	6,500	144
Philadelphia Consolidated Holding Co. (Æ)	5,349	172
Phoenix Cos., Inc. (The)	13,100	160
Piper Jaffray Cos. (Æ)(Ñ)	13,710	466
Platinum Underwriters Holdings, Ltd.	9,000	292
PMA Capital Corp. Class A (Æ)(Ñ)	2,700	23
Popular, Inc. (Ñ)	7,800	91
Potlatch Corp. (ö)(Ñ)	13,467	556
Preferred Bank (Ñ)	1,050	18
Prosperity Bancshares, Inc.	177	5
Protective Life Corp. (Ñ)	7,600	308
Provident Bankshares Corp. (Ñ)	8,000	86
Provident New York Bancorp (Ñ)	1,100	15
Ramco-Gershenson Properties (ö)(Ñ)	2,800	59
Raymond James Financial, Inc.	5,725	132
Rayonier, Inc. (ö)	230	10
Realty Income Corp. (ö)	310	8
Reinsurance Group of America, Inc. (Ñ)	6,200	338
RenaissanceRe Holdings, Ltd. (Ñ)	6,700	348
S&T Bancorp, Inc.	70	2
S1 Corp. (Æ)(Ñ)	19,100	136
Safeco Corp.	2,245	98
Safety Insurance Group, Inc.	4,080	139
Sanders Morris Harris Group, Inc. (Ñ)	1,200	10
Sandy Spring Bancorp, Inc. (Ñ)	1,700	47
SCBT Financial Corp. (Ñ)	608	21
SeaBright Insurance Holdings, Inc. (Æ)(Ñ)	600	9
SEI Investments Co.	6,206	153
Senior Housing Properties Trust (ö)	8,900	211
Southwest Bancorp, Inc.	2,000	35
StanCorp Financial Group, Inc.	7,685	367
Sterling Bancorp Class N (Ñ)	13,300	207
Sterling Financial Corp. (Ñ)	5,400	84
Stifel Financial Corp. (Æ)	2,960	133
Sun Bancorp, Inc. (Æ)(Ñ)	1,500	20

Aggressive Equity Fund	13

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sunstone Hotel Investors, Inc. (ö)(Ñ)	10,500	168
SWS Group, Inc.	426	5
SY Bancorp, Inc. (Ñ)	900	21
Taylor Capital Group, Inc. (Ñ)	1,227	20
Texas Capital Bancshares, Inc. (Æ)	388	7
TNS, Inc.	7,234	149
Total System Services, Inc. (Ñ)	14,030	332
TradeStation Group, Inc. (Æ)	4,612	39
Transatlantic Holdings, Inc. (Ñ)	1,600	106
Trico Bancshares (Ñ)	1,400	24
U-Store-It Trust (ö)(Ñ)	8,800	100
UCBH Holdings, Inc.	1,834	14
UDR, Inc. (ö)(Ñ)	5,800	142
Umpqua Holdings Corp.	84	1
United America Indemnity, Ltd. Class A (Æ)(Ñ)	3,500	67
United Rentals, Inc. (Æ)(Ñ)	2,900	55
Universal American Corp. (Æ)	6,867	73
Universal Health Realty Income Trust (ö)	762	25
Urstadt Biddle Properties, Inc. Class A (ö)(Ñ)	1,000	16
Ventas, Inc. (ö)	3,973	178
ViewPoint Financial Group	11,600	191
Waddell & Reed Financial, Inc. Class A (Ñ)	3,879	125
Webster Financial Corp.	6,756	188
WesBanco, Inc. (Ñ)	2,200	54
Westfield Financial, Inc. (Ñ)	1,300	13
Whitney Holding Corp. (Ñ)	6,900	171
Wilmington Trust Corp. (Ñ)	3,500	109
Wilshire Bancorp, Inc. (Ñ)	3,400	26
Wintrust Financial Corp. (Ñ)	1,000	35
World Acceptance Corp. (Æ)	870	28
Wright Express Corp. (Æ)	234	7
Zenith National Insurance Corp. (Ñ)	17,871	641
Zions Bancorporation	2,221	101

		30,791

Health Care - 12.0%
Abaxis, Inc. (Æ)	4,900	114
Air Methods Corp. (Æ)	414	20
Alnylam Pharmaceuticals, Inc. (Æ)	12	—
AMERIGROUP Corp. Class A (Æ)(Ñ)	6,200	169
Analogic Corp.	4,210	280
Ariad Pharmaceuticals, Inc. (Æ)	9,363	32
Arthrocare Corp. (Æ)	3,497	117
Bio-Rad Laboratories, Inc. Class A (Æ)	4,091	364

	Principal Amount ($) or Shares	Market Value $
BioScrip, Inc. (Æ)	34,510	233
Candela Corp. (Æ)	66,650	227
Capital Senior Living Corp. (Æ)	11,187	90
Caraco Pharmaceutical Laboratories, Ltd. (Æ)	744	13
Centene Corp. (Æ)(Ñ)	15,159	211
Cephalon, Inc. (Æ)	2,072	133
Cepheid, Inc. (Æ)(Ñ)	11,700	285
Charles River Laboratories International, Inc. (Æ)(Ñ)	8,237	486
Datascope Corp. (Ñ)	11,200	464
DaVita, Inc. (Æ)	2,234	107
Dentsply International, Inc.	12,109	467
Eclipsys Corp. (Æ)	7,019	138
Endo Pharmaceuticals Holdings, Inc. (Æ)	6,604	158
eResearchTechnology, Inc. (Æ)(Ñ)	25,445	316
Gen-Probe, Inc. (Æ)(Ñ)	8,175	394
Greatbatch, Inc. (Æ)	155	3
Haemonetics Corp. (Æ)(Ñ)	7,053	420
Hanger Orthopedic Group, Inc. (Æ)	1,400	15
Health Net, Inc. (Æ)	2,584	80
HealthExtras, Inc. (Æ)	420	10
Healthspring, Inc. (Æ)(Ñ)	33,423	471
Healthways, Inc. (Æ)	2,537	90
Henry Schein, Inc. (Æ)	352	20
HMS Holdings Corp. (Æ)(Ñ)	32,494	928
Hologic, Inc. (Æ)(Ñ)	18,489	1,028
Humana, Inc. (Æ)	4,000	179
I-Flow Corp. (Æ)	80	1
Icon PLC - ADR (Æ)	6,530	424
ICU Medical, Inc. (Æ)	6	—
Illumina, Inc. (Æ)(Ñ)	15,926	1,209
Immucor, Inc. (Æ)(Ñ)	20,745	443
Intuitive Surgical, Inc. (Æ)(Ñ)	1,914	621
Invacare Corp. (Ñ)	19,732	440
Invitrogen Corp. (Æ)(Ñ)	3,100	265
Kendle International, Inc. (Æ)	3,467	156
Kensey Nash Corp. (Æ)	4,332	125
Kindred Healthcare, Inc. (Æ)	7,786	170
Kinetic Concepts, Inc. (Æ)	2,906	134
King Pharmaceuticals, Inc. (Æ)(Ñ)	57,370	499
KV Pharmaceutical Co. Class A (Æ)(Ñ)	5,600	140
Landauer, Inc. (Ñ)	1,100	55
Lincare Holdings, Inc. (Æ)	4,697	132
Luminex Corp. (Æ)	3,900	77
Martek Biosciences Corp. (Æ)	1,547	47
Masimo Corp. (Æ)(Ñ)	13,205	343

14	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Medcath Corp. (Æ)	31	1
Medical Action Industries, Inc. (Æ)	667	11
Medicis Pharmaceutical Corp. Class A	5,475	108
Meridian Bioscience, Inc. (Ñ)	11,950	399
Merit Medical Systems, Inc. (Æ)	22,479	356
Millennium Pharmaceuticals, Inc. (Æ)(Ñ)	10,100	156
Molina Healthcare, Inc. (Æ)(Ñ)	5,502	134
NuVasive, Inc. (Æ)(Ñ)	7,882	272
OSI Pharmaceuticals, Inc. (Æ)	3,250	122
Owens & Minor, Inc. (Ñ)	3,600	142
Patterson Cos., Inc. (Æ)(Ñ)	17,366	630
Pediatrix Medical Group, Inc. (Æ)(Ñ)	10,100	681
Perrigo Co. (Ñ)	21,241	801
Pharmaceutical Product Development, Inc.	14,601	612
PharmaNet Development Group, Inc. (Æ)	3,145	79
Phase Forward, Inc. (Æ)	11,500	196
Psychiatric Solutions, Inc. (Æ)(Ñ)	20,537	697
Quality Systems, Inc. (Ñ)	7,048	211
RehabCare Group, Inc. (Æ)(Ñ)	4,300	65
Repligen Corp. (Æ)	396	2
Res-Care, Inc. (Æ)	3,300	57
Resmed, Inc. (Æ)(Ñ)	7,333	309
Retractable Technologies, Inc. (Æ)	61,410	107
Sirona Dental Systems, Inc. (Æ)(Ñ)	12,715	343
Skilled Healthcare Group, Inc. Class A (Æ)(Ñ)	3,500	38
Somanetics Corp. (Æ)	2,143	33
SonoSite, Inc. (Æ)	1,915	54
Stericycle, Inc. (Æ)(Ñ)	10,250	528
STERIS Corp. (Ñ)	11,000	295
SurModics, Inc. (Æ)	348	15
Symmetry Medical, Inc. (Æ)(Ñ)	7,855	130
Techne Corp. (Æ)	10,644	717
VCA Antech, Inc. (Æ)(Ñ)	14,708	402
Viropharma, Inc. (Æ)	4,345	39
Watson Pharmaceuticals, Inc. Class B (Æ)(Ñ)	13,410	393
West Pharmaceutical Services, Inc. (Ñ)	13,600	602
Zimmer Holdings, Inc. (Æ)	5,481	427

		23,507

Integrated Oils - 0.1%
Concho Resources, Inc. (Æ)	3,400	87

	Principal Amount ($) or Shares	Market Value $
Materials and Processing - 11.2%
Aceto Corp.	6,618	46
Airgas, Inc.	7,293	332
AK Steel Holding Corp.	12,420	676
AM Castle & Co.	1,624	44
Apogee Enterprises, Inc.	378	6
Ashland, Inc.	6,800	322
Barnes Group, Inc.	10,300	236
Brush Engineered Materials, Inc. (Æ)	379	10
Buckeye Technologies, Inc. (Æ)(Ñ)	32,313	361
Building Materials Holding Corp. (Ñ)	6,300	28
Cabot Corp. (Ñ)	13,920	390
Calgon Carbon Corp. (Æ)	4,173	63
Carpenter Technology Corp.	6,110	342
Celanese Corp. Class A	20,776	811
Ceradyne, Inc. (Æ)(Ñ)	1,200	38
CF Industries Holdings, Inc. (Ñ)	3,500	363
Chemtura Corp. (Ñ)	34,200	251
Chicago Bridge & Iron Co. NV	10,877	427
Cie Generale de Geophysique-Veritas - ADR (Æ)	6,054	300
Coeur d’Alene Mines Corp. (Æ)(Ñ)	12,800	52
Comfort Systems USA, Inc. (Ñ)	9,800	127
Commercial Metals Co.	5,380	161
Compass Minerals International, Inc. (Ñ)	4,100	242
Corn Products International, Inc. (Ñ)	6,188	230
Crown Holdings, Inc. (Æ)	1,164	29
Cytec Industries, Inc.	4,800	258
DuPont Fabros Technology, Inc. (ö)(Ñ)	14,400	237
Dycom Industries, Inc. (Æ)(Ñ)	2,800	34
Eastman Chemical Co.	1,049	66
EMCOR Group, Inc. (Æ)	25,916	576
Encore Wire Corp. (Ñ)	2,900	53
Ennis, Inc. (Ñ)	5,900	99
Ferro Corp. (Ñ)	19,201	285
Gafisa SA - ADR (Ñ)	6,450	215
Georgia Gulf Corp. (Ñ)	9,600	67
Gibraltar Industries, Inc. (Ñ)	3,000	35
Glatfelter (Ñ)	24,400	369
GrafTech International, Ltd. (Æ)	547	9
Granite Construction, Inc. (Ñ)	5,500	180
Harvard Bioscience, Inc. (Æ)	37,566	188
Haynes International, Inc. (Æ)(Ñ)	4,780	262
HB Fuller Co. (Ñ)	14,500	296
Hecla Mining Co. (Æ)	9,159	102
Hercules, Inc.	8,869	162
Iamgold Corp.	37,600	276

Aggressive Equity Fund	15

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Innophos Holdings, Inc. (Ñ)	2,200	35
Innospec, Inc.	3,262	69
Insituform Technologies, Inc. Class A (Æ)(Ñ)	25,530	353
Interface, Inc. Class A	1,660	23
Jacobs Engineering Group, Inc. (Æ)(Ñ)	7,000	515
KBR, Inc. (Ñ)	20,199	560
Koppers Holdings, Inc. (Ñ)	3,850	171
LB Foster Co. Class A (Æ)(Ñ)	9,876	425
Lennox International, Inc.	3,625	130
LSB Industries, Inc. (Æ)	2,020	30
LSI Industries, Inc.	5,874	78
Lubrizol Corp. (Ñ)	5,131	285
Lydall, Inc. (Æ)	8,030	92
McDermott International, Inc. (Æ)(Ñ)	19,869	1,089
MeadWestvaco Corp.	4,484	122
Mercer International, Inc. (Æ)	3,100	22
Michael Baker Corp. (Æ)	583	13
Myers Industries, Inc. (Ñ)	17,700	232
Nalco Holding Co.	7,727	163
NCI Building Systems, Inc. (Æ)(Ñ)	4,300	104
Neenah Paper, Inc. (Ñ)	2,500	64
NewMarket Corp. (Ñ)	4,595	347
Olin Corp. (Ñ)	10,700	211
Olympic Steel, Inc.	3,870	175
OM Group, Inc. (Æ)(Ñ)	14,812	808
Owens Corning, Inc. (Æ)(Ñ)	6,300	114
Owens-Illinois, Inc. (Æ)	4,765	269
Perini Corp. (Æ)(Ñ)	4,900	178
Quanta Services, Inc. (Æ)	14,217	329
Reliance Steel & Aluminum Co.	8,661	518
Resource Capital Corp. (ö)(Ñ)	300	2
Richmont Mines, Inc. (Æ)	22,190	80
Rock-Tenn Co. Class A	18,389	551
Rockwood Holdings, Inc. (Æ)	529	17
RTI International Metals, Inc. (Æ)(Ñ)	5,150	233
Schnitzer Steel Industries, Inc. Class A	3,986	283
Shaw Group, Inc. (The) (Æ)	3,044	143
Sigma-Aldrich Corp. (Ñ)	12,700	758
Simpson Manufacturing Co., Inc.	1,275	35
Sonoco Products Co. (Ñ)	6,751	193
Spartech Corp. (Ñ)	7,404	63
Standard Register Co. (The) (Ñ)	2,100	16
Superior Essex, Inc. (Æ)(Ñ)	4,700	132
Symyx Technologies, Inc. (Æ)(Ñ)	52,800	396
Tejon Ranch Co. (Æ)	134	5
Terra Industries, Inc. (Æ)(Ñ)	3,200	114

	Principal Amount ($) or Shares	Market Value $
Timken Co.	10,700	318
Tredegar Corp.	5,617	102
Trimas Corp. (Æ)(Ñ)	900	5
Universal Forest Products, Inc. (Ñ)	3,400	109
Universal Stainless & Alloy (Æ)(Ñ)	500	15
URS Corp. (Æ)(Ñ)	27,602	902
US Concrete, Inc. (Æ)(Ñ)	700	3
Valspar Corp. (Ñ)	5,600	111
Wausau Paper Corp. (Ñ)	4,700	39
WCA Waste Corp. (Æ)	24,871	151
Westlake Chemical Corp. (Ñ)	2,600	34
WR Grace & Co. (Æ)	114	3

		21,993

Miscellaneous - 0.4%
Brunswick Corp. (Ñ)	4,800	76
Castlepoint Holdings, Ltd. (Æ)(Þ)	30,900	301
Lancaster Colony Corp. (Ñ)	5,700	228
Teleflex, Inc.	5,200	248

		853

Other Energy - 8.5%
Atlas America, Inc.	5,400	326
Atwood Oceanics, Inc. (Æ)	7,100	651
Berry Petroleum Co. Class A	6,500	302
Bois d’Arc Energy, Inc. (Æ)	12,208	262
Brigham Exploration Co. (Æ)(Ñ)	49,290	299
Bronco Drilling Co., Inc. (Æ)(Ñ)	26,767	431
Callon Petroleum Co. (Æ)	2,222	40
Cameron International Corp. (Æ)(Ñ)	4,998	208
CARBO Ceramics, Inc. (Ñ)	15,300	614
Carrizo Oil & Gas, Inc. (Æ)(Ñ)	5,700	338
Cimarex Energy Co.	6,436	352
Comstock Resources, Inc. (Æ)	1,030	42
Continental Resources, Inc. (Æ)(Ñ)	5,600	179
Core Laboratories NV (Æ)(Ñ)	4,085	487
Delek US Holdings, Inc. (Ñ)	22,600	286
Denbury Resources, Inc. (Æ)	17,800	508
Dril-Quip, Inc. (Æ)(Ñ)	11,761	547
Encore Acquisition Co. (Æ)	1,900	77
EXCO Resources, Inc. (Æ)(Ñ)	30,166	558
Exterran Holdings, Inc. (Æ)(Ñ)	7,412	478
FMC Technologies, Inc. (Æ)(Ñ)	12,566	715
Forest Oil Corp. (Æ)	309	15
Foundation Coal Holdings, Inc.	405	20
Geokinetics, Inc. (Æ)(Ñ)	13,860	251
Global Industries, Ltd. (Æ)	5,154	83
Goodrich Petroleum Corp. (Æ)(Ñ)	7,197	216

16	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Grey Wolf, Inc. (Æ)	20,655	140
Helix Energy Solutions Group, Inc. (Æ)(Ñ)	2,600	82
Helmerich & Payne, Inc. (Ñ)	10,100	473
Hercules Offshore, Inc. (Æ)(Ñ)	9,840	247
Hornbeck Offshore Services, Inc. (Æ)(Ñ)	8,600	393
International Coal Group, Inc. (Æ)(Ñ)	70,210	446
JA Solar Holdings Co., Ltd. - ADR (Æ)(Ñ)	10,800	201
Mariner Energy, Inc. (Æ)(Ñ)	13,965	377
Massey Energy Co.	4,507	165
Meridian Resource Corp. (Æ)	7,008	10
Newfield Exploration Co. (Æ)(Ñ)	6,490	343
Oceaneering International, Inc. (Æ)	7,999	504
PetroHawk Energy Corp. (Æ)	10,844	219
Petroquest Energy, Inc. (Æ)(Ñ)	32,130	557
Quicksilver Resources, Inc. (Æ)(Ñ)	9,500	347
Range Resources Corp.	7,150	454
Rowan Cos., Inc. (Ñ)	3,133	129
SEACOR Holdings, Inc. (Æ)(Ñ)	3,600	307
SemGroup Energy Partners, LP	5,800	146
Southwestern Energy Co. (Æ)(Ñ)	7,180	242
St. Mary Land & Exploration Co. (Ñ)	6,900	266
Stone Energy Corp. (Æ)	12,500	654
Superior Energy Services (Æ)(Ñ)	23,408	927
Tesoro Corp. (Ñ)	8,622	259
Union Drilling, Inc. (Æ)(Ñ)	1,300	23
Unit Corp. (Æ)	2,800	159
W&T Offshore, Inc. (Ñ)	6,700	229
Whiting Petroleum Corp. (Æ)	13	1

		16,585

Producer Durables - 8.0%
Actuant Corp. Class A	4,514	136
AGCO Corp. (Æ)	3,829	229
Alliant Techsystems, Inc. (Æ)	2,523	261
Ametek, Inc.	5,300	233
AO Smith Corp. (Ñ)	4,400	145
ATMI, Inc. (Æ)	746	21
Baldor Electric Co.	11,600	325
BE Aerospace, Inc. (Æ)	20,590	720
Belden, Inc.	8,331	294
Bucyrus International, Inc. Class A (Ñ)	700	71
Canadian Solar, Inc. (Æ)(Ñ)	8,800	184
Cascade Corp. (Ñ)	2,100	104
Chart Industries, Inc. (Æ)(Ñ)	20,080	680

	Principal Amount ($) or Shares	Market Value $
Cognex Corp. (Ñ)	14,500	317
Cohu, Inc. (Ñ)	9,900	161
CommScope, Inc. (Æ)(Ñ)	6,166	215
Crane Co.	136	5
Credence Systems Corp. (Æ)(Ñ)	32,071	55
CTS Corp.	4,700	50
Darling International, Inc. (Æ)	22,404	290
Dionex Corp. (Æ)(Ñ)	4,000	308
Donaldson Co., Inc. (Ñ)	2,700	109
Dover Corp.	7,100	297
Electro Scientific Industries, Inc. (Æ)	27,851	459
Esterline Technologies Corp. (Æ)	2,911	147
Federal Signal Corp. (Ñ)	13,700	191
Flowserve Corp. (Ñ)	7,350	767
Gardner Denver, Inc. (Æ)	6,800	252
Gehl Co. (Æ)(Ñ)	800	14
General Cable Corp. (Æ)(Ñ)	5,398	319
Goodrich Corp. (Ñ)	12,911	743
Hardinge, Inc. (Ñ)	2,200	30
Herman Miller, Inc.	4,772	117
HNI Corp.	3,329	90
Hubbell, Inc.	35	2
Hubbell, Inc. Class B (Ñ)	9,311	407
Joy Global, Inc.	6,045	394
Kennametal, Inc.	2,421	71
Kimball International, Inc. Class B (Ñ)	32,020	343
Lennar Corp. Class A	998	19
Lexmark International, Inc. Class A (Æ)	5,842	179
Lincoln Electric Holdings, Inc.	932	60
LS Starrett Co.	3,685	71
M/I Homes, Inc. (Ñ)	8,600	146
MasTec, Inc. (Æ)(Ñ)	4,200	34
MDC Holdings, Inc. (Ñ)	3,700	162
Molex, Inc. (Ñ)	7,700	178
Moog, Inc. Class A (Æ)(Ñ)	3,011	127
NVR, Inc. (Æ)	258	154
Pall Corp.	8,300	291
Park-Ohio Holdings Corp. (Æ)(Ñ)	1,100	17
Pentair, Inc. (Ñ)	4,300	137
Plantronics, Inc. (Ñ)	6,766	131
Polycom, Inc. (Æ)(Ñ)	10,318	233
Pulte Homes, Inc.	1,198	17
Ritchie Bros Auctioneers, Inc.	11,825	971
Robbins & Myers, Inc. (Ñ)	21,738	710
Rofin-Sinar Technologies, Inc. (Æ)(Ñ)	11,725	526
Rudolph Technologies, Inc. (Æ)(Ñ)	1,300	13
SBA Communications Corp. Class A (Æ)	7,757	231

Aggressive Equity Fund	17

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Steelcase, Inc. Class A	5,916	65
Technitrol, Inc.	99	2
Tecumseh Products Co. Class A (Æ)(Ñ)	7,990	245
Thomas & Betts Corp. (Æ)	100	4
Triumph Group, Inc. (Ñ)	12,030	685
Ultra Clean Holdings (Æ)	2,394	23
Waters Corp. (Æ)	3,179	177
Woodward Governor Co. (Ñ)	12,839	343
WW Grainger, Inc. (Ñ)	2,700	206
Zygo Corp. (Æ)(Ñ)	1,200	15

		15,728

Technology - 12.4%
Adaptec, Inc. (Æ)(Ñ)	1,677	5
ADC Telecommunications, Inc. (Æ)	17,400	210
Adtran, Inc. (Ñ)	16,100	298
Affiliated Computer Services, Inc. Class A (Æ)	8,800	441
Amkor Technology, Inc. (Æ)	10,800	116
Amphenol Corp. Class A	23,601	879
Ansys, Inc. (Æ)(Ñ)	17,793	614
Arrow Electronics, Inc. (Æ)	5,450	183
AsiaInfo Holdings, Inc. (Æ)	1,845	20
Avnet, Inc. (Æ)	11,600	380
Avocent Corp. (Æ)	1,225	21
Bel Fuse, Inc. Class B	700	20
Blackbaud, Inc.	1,592	39
Blackboard, Inc. (Æ)	9,190	306
BMC Software, Inc. (Æ)	6,679	217
Bookham, Inc. (Æ)	12,600	17
Cadence Design Systems, Inc. (Æ)	10,990	117
Captaris, Inc. (Æ)	2,534	11
Cavium Networks, Inc. (Æ)(Ñ)	7,350	121
Celestica, Inc. (Æ)(Ñ)	47,990	323
Checkpoint Systems, Inc. (Æ)(Ñ)	9,000	242
Ciber, Inc. (Æ)	4,100	20
Cognizant Technology Solutions Corp. Class A (Æ)(Ñ)	12,600	363
Comtech Telecommunications Corp. (Æ)	675	26
Conexant Systems, Inc. (Æ)(Ñ)	19,800	11
Constant Contact, Inc. (Æ)(Ñ)	5,550	80
Cray, Inc. (Æ)	4,499	27
CSG Systems International, Inc. (Æ)	6,089	69
Cubic Corp. (Ñ)	8,400	239
Data Domain, Inc. (Æ)(Ñ)	13,450	320
Digi International, Inc. (Æ)	2,627	30

	Principal Amount ($) or Shares	Market Value $
Digital River, Inc. (Æ)	4,001	124
Diodes, Inc. (Æ)(Ñ)	231	5
Double-Take Software, Inc. (Æ)	6,224	73
DRS Technologies, Inc. (Ñ)	3,239	189
EPIQ Systems, Inc. (Æ)	6,581	102
Extreme Networks (Æ)(Ñ)	16,200	50
F5 Networks, Inc. (Æ)(Ñ)	9,755	177
First Solar, Inc. (Æ)(Ñ)	2,506	579
Flextronics International, Ltd. (Æ)	32,010	301
Flir Systems, Inc. (Æ)(Ñ)	16,740	504
Foundry Networks, Inc. (Æ)(Ñ)	8,294	96
GeoEye, Inc. (Æ)(Ñ)	17,040	443
Harris Corp. (Ñ)	5,964	289
Hittite Microwave Corp. (Æ)(Ñ)	10,863	407
Hutchinson Technology, Inc. (Æ)(Ñ)	2,000	32
II-VI, Inc. (Æ)	124	5
Imation Corp. (Ñ)	13,300	302
Informatica Corp. (Æ)(Ñ)	30,070	513
Ingram Micro, Inc. Class A (Æ)(Ñ)	18,100	287
Integrated Device Technology, Inc. (Æ)	17,931	160
Integrated Silicon Solution, Inc. (Æ)	800	5
Interactive Intelligence, Inc. (Æ)	414	5
Intermec, Inc. (Æ)(Ñ)	11,920	265
International Rectifier Corp. (Æ)(Ñ)	10,650	229
Interwoven, Inc. (Æ)(Ñ)	26,000	278
Intuit, Inc. (Æ)(Ñ)	8,835	239
ION Geophysical Corp. (Æ)	27	—
Jabil Circuit, Inc.	8,400	79
JDA Software Group, Inc. (Æ)(Ñ)	4,500	82
Kemet Corp. (Æ)(Ñ)	13,200	53
Lawson Software, Inc. (Æ)	9,990	75
Mantech International Corp. Class A (Æ)(Ñ)	3,050	138
MEMC Electronic Materials, Inc. (Æ)	4,400	312
Merrimac Industries, Inc. (Æ)	1,800	12
Methode Electronics, Inc.	6,932	81
Micrel, Inc. (Ñ)	31,490	292
Micros Systems, Inc. (Æ)(Ñ)	48,778	1,642
Microsemi Corp. (Æ)(Ñ)	19,424	443
MicroStrategy, Inc. Class A (Æ)	1,826	135
NAM TAI Electronics, Inc.	23,500	226
National Semiconductor Corp.	6,697	123
NCR Corp. (Æ)	19,207	439
Netlogic Microsystems, Inc. (Æ)(Ñ)	13,000	314
Netscout Systems, Inc. (Æ)	119	1
Newport Corp. (Æ)(Ñ)	5,200	58
Nice Systems, Ltd. - ADR (Æ)(Ñ)	31,517	889
Omniture, Inc. (Æ)(Ñ)	3,550	82

18	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

ON Semiconductor Corp. (Æ)	4,577	26
Oplink Communications, Inc. (Æ)	69	1
OSI Systems, Inc. (Æ)(Ñ)	13,196	304
PerkinElmer, Inc. (Ñ)	30,598	742
Phoenix Technologies, Ltd. (Æ)	13	—
Power Integrations, Inc. (Æ)	7,900	231
QAD, Inc.	264	2
RF Micro Devices, Inc. (Æ)	4,162	11
SAIC, Inc. (Æ)(Ñ)	13,300	247
Sanmina-SCI Corp. (Æ)(Ñ)	90,700	147
Satyam Computer Services, Ltd. - ADR (Ñ)	18,400	416
Scansource, Inc. (Æ)(Ñ)	3,903	141
Secure Computing Corp. (Æ)	13,248	85
Silicon Image, Inc. (Æ)(Ñ)	8,800	44
Skyworks Solutions, Inc. (Æ)(Ñ)	31,500	229
SonicWALL, Inc. (Æ)	16,300	133
Standard Microsystems Corp. (Æ)	824	24
STEC, Inc. (Æ)	767	5
Sunpower Corp. Class A (Æ)(Ñ)	950	71
Sybase, Inc. (Æ)	7,067	186
Synaptics, Inc. (Æ)	1,293	31
Syniverse Holdings, Inc. (Æ)(Ñ)	17,600	293
SYNNEX Corp. (Æ)(Ñ)	5,600	119
Synopsys, Inc. (Æ)	6,829	155
Taleo Corp. Class A (Æ)	4,482	87
Tellabs, Inc. (Æ)(Ñ)	20,000	109
Tessera Technologies, Inc. (Æ)(Ñ)	5,748	120
Tier Technologies, Inc. Class B (Æ)	42,990	343
Trimble Navigation, Ltd. (Æ)(Ñ)	16,506	472
TriQuint Semiconductor, Inc. (Æ)(Ñ)	70,716	358
TTM Technologies, Inc. (Æ)	477	5
Tyler Technologies, Inc. (Æ)	97	1
Verint Systems, Inc. (Æ)	7,211	116
Vignette Corp. (Æ)	8,936	118
Vishay Intertechnology, Inc. (Æ)	51,160	464
Vocus, Inc. (Æ)(Ñ)	21,375	564
Western Digital Corp. (Æ)	19,750	534
White Electronic Designs Corp. (Æ)	59,657	262
Zebra Technologies Corp. Class A (Æ)	1,764	59
Zoran Corp. (Æ)	12,824	175

		24,330

Utilities - 5.4%
AGL Resources, Inc.	5,463	188
Alaska Communications Systems Group, Inc.	9,695	119
Allete, Inc.	5,200	201

	Principal Amount ($) or Shares	Market Value $
Alliant Energy Corp.	13,061	457
American States Water Co.	1,400	50
Atlantic Tele-Network, Inc.	1,600	54
Atmos Energy Corp.	24,257	619
Avista Corp.	19,900	389
California Water Service Group (Ñ)	4,200	160
Central Vermont Public Service Corp. (Ñ)	300	7
CenturyTel, Inc.	23,336	776
Citizens Communications Co.	10,352	109
Clearwire Corp. Class A (Æ)(Ñ)	20,191	299
Cleco Corp. (Ñ)	35,205	781
El Paso Electric Co. (Æ)	209	4
Empire District Electric Co. (The)	4,700	95
Energen Corp. (Ñ)	11,433	712
Great Plains Energy, Inc. (Ñ)	11,262	278
Idacorp, Inc. (Ñ)	20,470	657
Integrys Energy Group, Inc.	7,400	345
Iowa Telecommunications Services, Inc. (Ñ)	1,600	28
iPCS, Inc.	1,989	46
MDU Resources Group, Inc. (Ñ)	10,786	265
MGE Energy, Inc. (Ñ)	300	10
New Jersey Resources Corp. (Ñ)	6,750	210
NTELOS Holdings Corp. (Ñ)	9,306	225
OGE Energy Corp.	6,059	189
Oneok, Inc.	5,300	237
Pepco Holdings, Inc. (Ñ)	8,100	200
Piedmont Natural Gas Co. (Ñ)	1,400	37
Portland General Electric Co.	4,900	111
Premiere Global Services, Inc. (Æ)(Ñ)	16,959	243
RCN Corp. (Æ)	828	9
SCANA Corp.	4,481	164
Southern Union Co.	5,561	129
Southwest Gas Corp. (Ñ)	32,144	899
Southwest Water Co. (Ñ)	2,500	28
Suburban Propane Partners, LP (Ñ)	3,100	120
SureWest Communications	1,200	19
Telephone & Data Systems, Inc.	6,709	263
UGI Corp. (Ñ)	26,700	665
UIL Holdings Corp. (Ñ)	4,200	127
USA Mobility, Inc. (Æ)(Ñ)	3,600	26

		10,550

Total Common Stocks
(cost $190,170)		186,121

Aggressive Equity Fund	19

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Warrants & Rights - 0.0%
Financial Services - 0.0%
MCG Capital Corp. (Æ)	1,542	2

Total Warrants & Rights
(cost $0)		2

Short-Term Investments - 5.7%
Russell Investment Company Money Market Fund	10,105,000	10,105
United States Treasury Bills (ž)(§) 0.500% due 06/19/08	1,000	999

Total Short-Term Investments
(cost $11,104)		11,104

Other Securities - 49.4%
State Street Securities Lending Quality Trust (×)	97,015,839	97,016

Total Other Securities
(cost $97,016)		97,016

Total Investments - 150.0%
(identified cost $298,290)		294,243

Other Assets and Liabilities, Net - (50.0%)		(98,089)

Net Assets - 100.0%		196,154

See accompanying notes which are an integral part of the financial statements.

20	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME) expiration date 06/08 (156)	USD	10,764	312

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			312

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund	21

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 90.5%
Australia - 2.0%
Adelaide Brighton, Ltd.	15,786	49
AGL Energy, Ltd.	2,721	27
AMP, Ltd.	11,716	84
Ansell, Ltd. - GDR	18,194	193
Asciano Group	1,419	5
ASX, Ltd.	960	33
Austereo Group, Ltd.	3,378	5
Australand Property Group (ö)	6,333	11
Australia & New Zealand Banking Group, Ltd.	9,073	187
AXA Asia Pacific Holdings, Ltd.	6,309	32
BHP Billiton, Ltd.	28,714	940
BlueScope Steel, Ltd.	19,509	176
Boart Longyear Group	2,838	5
Caltex Australia, Ltd.	4,997	59
CFS Retail Property Trust (ö)	4,243	8
Challenger Financial Services Group, Ltd.	66,512	111
Commonwealth Bank of Australia	9,434	361
Consolidated Media Holdings, Ltd.	15,556	53
Crown, Ltd.	1,814	17
CSL, Ltd.	40,935	1,381
CSR, Ltd.	1,071	3
DB RREEF Trust (ö)	28,562	44
Fortescue Metals Group, Ltd. (Æ)	6,458	38
Goodman Fielder, Ltd.	54,199	89
Goodman Group (ö)	7,452	29
GPT Group (ö)	13,500	40
Harvey Norman Holdings, Ltd.	16,419	59
Incitec Pivot, Ltd.	357	46
ING Industrial Fund (ö)	1,357	3
Leighton Holdings, Ltd. - ADR (Ñ)	1,235	48
Lend Lease Corp., Ltd.	4,402	53
Lion Nathan, Ltd.	6,656	53
Macquarie Infrastructure Group	13,384	34
Macquarie Office Trust (ö)	10,185	9
Minara Resources, Ltd.	2,256	13
Mirvac Group (ö)	6,629	24
National Australia Bank, Ltd.	36,158	996
Newcrest Mining, Ltd.	128	4
Orica, Ltd.	2,040	54
Origin Energy, Ltd.	786	7
Pacific Brands, Ltd.	26,670	49
PaperlinX, Ltd.	38,383	97
Qantas Airways, Ltd.	61,933	222
QBE Insurance Group, Ltd.	21,448	435
Rio Tinto, Ltd. (Ñ)	1,989	223

	Principal Amount ($) or Shares	Market Value $
Santos, Ltd.	15,879	210
Sons of Gwalia, Ltd. (Æ)(Ñ)(ß)	8,400	—
SP AusNet Class C	7,612	8
Stockland (ö)	10,830	69
Suncorp-Metway, Ltd.	5,081	60
Telstra Corp., Ltd.	36,750	139
Toll Holdings, Ltd.	7,105	65
Wesfarmers, Ltd.	588	22
Westfield Group (ö)	13,099	213
Westpac Banking Corp.	8,593	187
Woodside Petroleum, Ltd.	2,648	132
Woolworths, Ltd.	13,383	355
Zinifex, Ltd.	864	8

		7,877

Austria - 0.5%
Erste Bank der Oesterreichischen Sparkassen AG	31,753	2,058

Belgium - 0.6%
Colruyt SA	567	146
D’ieteren SA	138	49
Delhaize Group	1,486	117
Hansen Transmissions International NV (Æ)	193,827	754
KBC Groep NV	1,267	164
Nationale A Portefeuille	427	33
Solvay SA (Ñ)	3,665	468
UCB SA	13,535	470
Umicore	904	47

		2,248

Bermuda - 0.6%
Benfield Group, Ltd.	201,769	997
Esprit Holdings, Ltd.	9,852	118
Giordano International, Ltd.	35,474	14
Guoco Group, Ltd.	2,000	20
Hiscox, Ltd.	27,505	131
Jardine Matheson Holdings, Ltd.	790	25
Li & Fung, Ltd.	212,000	786
Midland Holdings, Ltd.	17,333	17
Noble Group, Ltd.	4,000	6
Orient Overseas International, Ltd.	5,300	31
Vostok Gas, Ltd.	1,178	85
VTech Holdings, Ltd.	8,133	40

		2,270

Brazil - 0.1%
Petroleo Brasileiro SA - ADR	4,000	408

22	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Canada - 1.9%
Cameco Corp.	31,900	1,051
Canadian National Railway Co.	22,790	1,101
Gammon Gold, Inc.	47,624	366
Potash Corp. of Saskatchewan	15,000	2,328
Research In Motion, Ltd. (Æ)	24,800	2,784

		7,630

Cayman Islands - 0.3%
Hutchison Telecommunications International, Ltd.	8,457	12
Kingboard Chemical Holdings, Ltd.	11,500	41
LDK Solar Co., Ltd. - ADR (Æ)(Ñ)	18,600	502
Suntech Power Holdings Co., Ltd. - ADR (Æ)(Ñ)	19,900	807
Tencent Holdings, Ltd.	1,200	7

		1,369

China - 0.2%
China Communications Construction Co., Ltd. Class H	273,000	603

Czech Republic - 0.2%
Komercni Banka AS	3,133	749

Denmark - 1.2%
Carlsberg A/S Class B (Ñ)	900	115
East Asiatic Co., Ltd. A/S	2,425	212
FLSmidth & Co. A/S	50	5
Novo Nordisk A/S Class B (Ñ)	21,100	1,443
Vestas Wind Systems A/S (Æ)	25,050	2,736

		4,511

Egypt - 0.4%
Orascom Telecom Holding SAE - GDR	23,900	1,625

Finland - 1.6%
Fortum OYJ	14,625	596
Nokia OYJ	168,022	5,316
OKO Bank PLC Class A (Ñ)	1,182	22
Oriola-KD OYJ	3,400	16
Orion OYJ Class B	2,849	62
Outotec OYJ	4,374	233
Wartsila OYJ Class B (Ñ)	641	43

		6,288

France - 13.1%
Air Liquide (Ñ)	13,958	2,128

	Principal Amount ($) or Shares	Market Value $
Alcatel-Lucent - ADR	125,840	725
Alstom	10,314	2,236
Arkema (Æ)	6,044	338
AXA SA (Ñ)	74,532	2,705
BNP Paribas	19,507	1,968
Bouygues	274	17
Carrefour SA (Ñ)	58,559	4,518
Casino Guichard Perrachon SA	1,650	198
Christian Dior SA	2,053	227
Cie de Saint-Gobain	2,004	163
Cie Generale de Geophysique-Veritas (Æ)	7	2
CNP Assurances	2,159	266
Compagnie Generale des Etablissements Michelin Class B (Ñ)	11,113	1,160
Credit Agricole SA	4,635	143
Electricite de France	3,682	320
Eramet	172	139
France Telecom SA	70,786	2,380
Gaz de France SA (Ñ)	29,984	1,810
L’Oreal SA	10,667	1,355
Lafarge SA	452	79
Legrand SA (Ñ)	49,019	1,538
LVMH Moet Hennessy Louis Vuitton SA	41,382	4,606
Neuf Cegetel	1,697	95
NicOx SA (Ñ)(Æ)	204	3
Pernod-Ricard SA	16,514	1,699
PPR	5,167	766
Rallye SA	1,254	79
Sanofi-Aventis SA (Ñ)	23,452	1,759
Schneider Electric SA (Ñ)	26,960	3,488
SEB SA	49	9
Societe BIC SA	1,614	100
Societe Generale	3,820	374
Societe Television Francaise 1 (Ñ)	8,450	186
Suez SA	30,684	1,933
Teleperformance - GDR	1,666	62
Thales SA	8,498	550
Total SA	88,032	6,538
UBISOFT Entertainment (Æ)	3,502	302
Unibail-Rodamco (ö)(Ñ)	123	32
Vivendi	110,184	4,305

		51,301

Germany - 8.7%
Allianz SE (Ñ)	14,418	2,856
Altana AG	4,188	88

Non-U.S. Fund	23

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Arcandor AG (Æ)(Ñ)	127,884	2,558
Arques Industries AG	4,161	81
BASF SE (Ñ)	8,842	1,191
Bayer AG (Ñ)	33,317	2,670
Bayerische Motoren Werke AG (Ñ)	22,920	1,266
Beiersdorf AG (Ñ)	1,754	148
Daimler AG (Ñ)	37,996	3,248
Deutsche Bank AG (Ñ)	2,632	298
Deutsche Boerse AG	2,661	429
Deutsche Telekom AG (Ñ)	58,812	980
E.ON AG (Ñ)	18,806	3,481
Epcos AG	10,011	152
Freenet AG (Ñ)	10,888	172
GEA Group AG	654	22
Gildemeister AG	5,335	134
K+S AG	5,783	1,893
KUKA AG Class A (Ñ)	3,631	125
Lanxess AG	9,474	380
Linde AG (Ñ)	21,890	3,093
MAN AG (Ñ)	755	100
Merck KGAA (Ñ)	15,880	1,957
Metro AG	29,650	2,396
Muenchener Rueckversicherungs AG (Ñ)	2,472	484
RWE AG (Ñ)	5,458	671
Salzgitter AG	2,480	431
Siemens AG	9,687	1,050
Suedzucker AG (Ñ)	4,988	111
Symrise AG	27,917	721
ThyssenKrupp AG	897	51
Volkswagen AG (Ñ)	1,259	365
Vossloh AG	1,529	216
Wacker Chemie AG (Ñ)	822	168
Wincor Nixdorf AG	50	4

		33,990

Hong Kong - 0.7%
Bank of East Asia, Ltd.	3,400	17
BOC Hong Kong Holdings, Ltd.	45,500	109
Cheung Kong Holdings, Ltd.	50,640	719
China Mobile, Ltd.	38,500	573
CLP Holdings, Ltd.	2,500	21
Fosun International (Æ)	14,500	10
Hang Lung Group, Ltd.	14,763	70
Hang Lung Properties, Ltd. - ADR	8,780	31
Hang Seng Bank, Ltd.	3,000	54
Henderson Land Development Co., Ltd.	9,000	64

	Principal Amount ($) or Shares	Market Value $
Hong Kong & China Gas Co.	18,257	55
Hong Kong Exchanges and Clearing, Ltd.	4,754	82
HongKong Electric Holdings	14,000	88
Hopewell Holdings	17,000	64
Hutchison Whampoa, Ltd.	13,000	123
Hysan Development Co., Ltd.	8,000	22
Industrial and Commercial Bank of China Asia, Ltd.	14,000	35
Link REIT (The) (ö)	12,500	28
Minmetals Resources, Ltd.	40,000	15
MTR Corp.	8,500	29
New World Development, Ltd.	12,000	29
PCCW, Ltd.	14,000	9
Sun Hung Kai Properties, Ltd.	9,667	151
Swire Pacific, Ltd.	9,000	101
Television Broadcasts, Ltd.	5,000	27
Wharf Holdings, Ltd.	16,000	75
Wheelock & Co., Ltd.	25,205	71
Wing Hang Bank, Ltd.	1,500	23
Wing Lung Bank, Ltd.	1,545	27

		2,722

India - 0.2%
Satyam Computer Services, Ltd. - ADR (Ñ)	31,940	722

Indonesia - 0.0%
Telekomunikasi Indonesia Tbk PT - ADR	1,750	73

Ireland - 0.5%
Elan Corp. PLC - ADR (Æ)(Ñ)	37,100	774
Ryanair Holdings PLC - ADR (Æ)(Ñ)	44,910	1,270

		2,044

Israel - 0.5%
Teva Pharmaceutical Industries, Ltd. - ADR (Ñ)	46,500	2,148

Italy - 3.3%
A2A SpA	5,125	19
Alleanza Assicurazioni SpA	93,388	1,220
Ansaldo STS SpA (Æ)	68,608	962
Arnoldo Mondadori Editore SpA (Ñ)	105,444	891
Assicurazioni Generali SpA	2,368	106
Banca CR Firenze	9,036	96
Danieli & Co. SpA	2,115	50
Enel SpA	84,649	898
ENI SpA	72,544	2,474

24	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fiat SpA	11,073	256
Finmeccanica SpA	3,338	113
Impregilo SpA (Æ)	29,685	161
Indesit Co. SpA	2,729	36
Intesa Sanpaolo SpA (Ñ)	199,402	1,406
Mediaset SpA	205,256	1,899
Milano Assicurazioni SPA (Ñ)	12,937	87
Parmalat Finanziaria SpA (Ñ)(ß)	12,500	—
Prysmian SpA	6,605	141
Telecom Italia SpA	878,082	1,454
Terna Rete Elettrica Nazionale SpA	20,644	88
UniCredit SpA	89,635	599
Unione di Banche Italiane SCPA	1,315	34

		12,990

Japan - 17.1%
77 Bank, Ltd. (The)	16,000	90
Aeon Credit Service Co., Ltd.	44,200	591
Alfresa Holdings Corp.	1,500	118
Alpine Electronics, Inc.	5,000	55
Alps Electric Co., Ltd. (Ñ)	13,200	130
AOC Holdings, Inc.	700	6
Aoyama Trading Co., Ltd.	1,900	41
Asahi Glass Co., Ltd. (Ñ)	46,000	507
Asahi Kasei Corp. (Ñ)	27,000	141
Astellas Pharma, Inc.	6,000	232
Bank of Yokohama, Ltd. (The)	56,776	386
Bosch Corp.	40,000	163
Bridgestone Corp.	51,300	873
Canon Marketing Japan, Inc. (Ñ)	2,800	53
Canon, Inc.	83,000	3,822
Central Glass Co., Ltd.	12,000	47
Chuo Mitsui Trust Holdings, Inc.	13,000	79
COMSYS Holdings Corp. (Ñ)	21,000	182
Dai Nippon Printing Co., Ltd.	13,000	207
Daiichi Sankyo Co., Ltd.	2,500	74
Daishi Bank, Ltd. (The)	10,000	39
Daiwa House Industry Co., Ltd. (Ñ)	40,854	405
Daiwa Securities Group, Inc.	68,950	598
Denki Kagaku Kogyo K K (Ñ)	39,000	123
Eisai Co., Ltd. (Ñ)	1,900	65
Exedy Corp.	2,600	74
Ezaki Glico Co., Ltd. (Ñ)	2,000	25
FamilyMart Co., Ltd.	9,400	337
Fanuc, Ltd.	12,800	1,217
FCC Co., Ltd. (Ñ)	2,300	28
Fuji Fire & Marine Insurance Co., Ltd. (The) (Ñ)	32,000	85

	Principal Amount ($) or Shares	Market Value $
Fuji Television Network, Inc.	554	817
FUJIFILM Holdings Corp.	4,800	170
Fujitsu, Ltd.	13,000	85
Funai Electric Co., Ltd. (Ñ)	2,100	72
Glory, Ltd.	4,600	98
H2O Retailing Corp. (Ñ)	13,000	87
Hachijuni Bank, Ltd. (The) (Ñ)	25,000	159
Higo Bank, Ltd. (The)	10,000	58
Hino Motors, Ltd. (Ñ)	28,000	185
Hirose Electric Co., Ltd. (Ñ)	7,900	887
Hitachi Kokusai Electric, Inc. (Ñ)	16,000	165
Hitachi, Ltd. (Ñ)	16,000	95
Hokkaido Electric Power Co., Inc.	3,000	70
Hokkoku Bank, Ltd. (The)	12,000	54
Honda Motor Co., Ltd.	36,300	1,036
Hoya Corp. (Ñ)	58,500	1,373
Inpex Holdings, Inc.	180	2,004
ITOCHU Corp. (Ñ)	22,000	217
Itoham Foods, Inc.	6,000	35
Iyo Bank, Ltd. (The) (Ñ)	6,000	64
Japan Aviation Electronics Industry, Ltd. (Ñ)	6,000	44
Japan Tobacco, Inc.	186	931
JFE Holdings, Inc. (Ñ)	6,600	293
JFE Shoji Holdings, Inc.	31,000	217
JGC Corp.	13,000	198
Joyo Bank, Ltd. (The) (Ñ)	266,940	1,350
JTEKT Corp. (Ñ)	3,000	49
Juki Corp. Class A	22,000	81
Kagoshima Bank, Ltd. (The)	15,000	111
Kao Corp.	115,000	3,259
Kayaba Industry Co., Ltd.	8,000	31
KDDI Corp.	47	287
Keihin Corp.	7,600	110
Keiyo Bank, Ltd. (The)	14,000	89
Kintetsu World Express, Inc. (Ñ)	4,200	98
Kobe Steel, Ltd.	68,000	194
Komatsu, Ltd. (Ñ)	86,400	2,397
Komori Corp.	3,000	62
Kose Corp. (Ñ)	58,240	1,259
Kureha Corp.	5,000	31
Kyocera Corp.	1,100	92
Kyoei Steel, Ltd. (Ñ)	2,200	59
Kyowa Hakko Kogyo Co., Ltd.	2,183	21
Lawson, Inc.	900	40
Leopalace21 Corp. (Ñ)	1,600	26
Makino Milling Machine Co., Ltd. (Ñ)	5,000	36
Makita Corp.	1,600	50
Marubeni Corp.	12,000	87

Non-U.S. Fund	25

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Matsushita Electric Industrial Co., Ltd. (Ñ)	18,000	390
Matsushita Electric Works, Ltd. (Ñ)	29,000	298
Mazda Motor Corp.	19,000	67
Meiji Dairies Corp. (Ñ)	15,000	90
MID Reit, Inc. Class A (ö)(Ñ)	180	704
Millea Holdings, Inc.	5,800	214
Mitsubishi Corp.	7,800	236
Mitsubishi Electric Corp.	12,000	104
Mitsubishi Estate Co., Ltd.	8,000	194
Mitsubishi Materials Corp.	19,000	83
Mitsubishi UFJ Financial Group, Inc.	99,730	860
Mitsui & Co., Ltd.	35,000	709
Mitsui Fudosan Co., Ltd.	7,000	139
Mitsui Mining & Smelting Co., Ltd. (Ñ)	45,000	141
Mitsui OSK Lines, Ltd.	9,000	109
Mitsui Sumitomo Insurance Co., Ltd. (Ñ)	172,002	1,738
Mitsui-Soko Co., Ltd. (Ñ)	114,560	659
Mizuho Financial Group, Inc.	23	84
Musashino Bank, Ltd. (The)	800	33
NEC Corp. (Ñ)	20,000	76
NEC Electronics Corp. (Æ)	5,100	99
New City Residence Investment Corp. Class A (ö)	94	292
Nichirei Corp.	35,000	168
Nintendo Co., Ltd.	5,100	2,630
Nippon Commercial Investment Corp. (ö)	179	691
Nippon Express Co., Ltd. (Ñ)	37,000	213
Nippon Kayaku Co., Ltd. (Ñ)	18,000	109
Nippon Konpo Unyu Soko Co., Ltd.	7,000	96
Nippon Oil Corp.	43,000	268
Nippon Residential Investment Corp. Class A (ö)	117	408
Nippon Seiki Co., Ltd.	2,000	27
Nippon Steel Corp. (Ñ)	26,000	132
Nippon Telegraph & Telephone Corp.	25	108
Nipponkoa Insurance Co., Ltd.	239,490	1,826
Nissan Chemical Industries, Ltd.	6,000	63
Nissan Shatai Co., Ltd.	15,000	117
Nisshin Seifun Group, Inc. (Ñ)	5,000	53
Nissin Kogyo Co., Ltd. (Ñ)	7,200	127
Nomura Holdings, Inc.	121,020	1,809
NTN Corp. (Ñ)	16,000	109
Okinawa Electric Power Co., Inc. (The)	600	24
Omron Corp.	37,000	759

	Principal Amount ($) or Shares	Market Value $
Onward Holdings Co., Ltd. (Ñ)	5,000	51
ORIX Corp. (Ñ)	950	130
QP Corp. (Ñ)	6,600	68
Resona Holdings, Inc. (Ñ)	41	68
Ricoh Co., Ltd.	96,000	1,578
Rohm Co., Ltd.	1,400	87
Sankyo Co., Ltd. (Ñ)	2,700	160
Seiko Epson Corp. (Ñ)	1,400	38
Seven & I Holdings Co., Ltd.	35,460	889
Shiga Bank, Ltd. (The) (Ñ)	10,000	68
Shima Seiki Manufacturing, Ltd. - GDR (Ñ)	1,200	56
Shimano, Inc.	2,600	119
Shin-Etsu Chemical Co., Ltd.	23,000	1,188
Shinwa Kaiun Kaisha, Ltd. (Ñ)	9,000	57
Shizuoka Bank, Ltd. (The) (Ñ)	25,000	295
Showa Shell Sekiyu KK	14,300	145
SMC Corp.	13,748	1,450
Sony Corp. (Ñ)	5,400	215
Stanley Electric Co., Ltd.	6,500	158
Star Micronics Co., Ltd.	5,900	81
Sugi Pharmacy Co., Ltd. - GDR (Ñ)	40,500	1,148
Sumco Techxiv Corp. (Ñ)	1,700	44
Sumitomo Bakelite Co., Ltd. (Ñ)	198,250	1,004
Sumitomo Corp. (Ñ)	4,500	59
Sumitomo Heavy Industries, Ltd.	13,000	84
Sumitomo Metal Industries, Ltd.	16,000	61
Sumitomo Mitsui Financial Group, Inc. (Ñ)	16	105
Sumitomo Realty & Development Co., Ltd.	2,000	35
Sumitomo Trust & Banking Co., Ltd. (The) (Ñ)	198,033	1,363
Suzuken Co., Ltd.	3,100	127
Suzuki Motor Corp. (Ñ)	35,760	902
Takeda Pharmaceutical Co., Ltd. (Ñ)	29,520	1,478
Takefuji Corp. (Ñ)	1,400	30
TDK Corp.	3,900	230
Teijin, Ltd. (Ñ)	16,000	67
THK Co., Ltd.	6,400	110
Toho Pharmaceutical Co., Ltd.	7,590	194
Tokai Rubber Industries, Inc.	8,400	121
Tokyo Electric Power Co., Inc. (The) (Ñ)	6,000	160
Tokyo Gas Co., Ltd. (Ñ)	163,000	659
Tokyo Steel Manufacturing Co., Ltd. (Ñ)	7,800	106
Tokyu Land Corp. (Ñ)	8,000	50
Toppan Printing Co., Ltd. (Ñ)	16,000	186

26	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Toshiba Corp. (Ñ)	21,000	140
Toshiba Machine Co., Ltd. (Ñ)	7,000	43
Toshiba TEC Corp.	30,000	182
Toyo Engineering Corp. Class A	23,000	89
Toyo Ink Manufacturing Co., Ltd.	5,000	17
Toyo Suisan Kaisha, Ltd.	14,000	211
Toyota Auto Body Co., Ltd. (Ñ)	5,800	116
Toyota Motor Corp.	47,300	2,358
Tsubakimoto Chain Co.	2,000	12
United Urban Investment Corp. (ö)	80	498
Urban Corp. (Ñ)	4,800	20
USS Co., Ltd.	1,130	78
West Japan Railway Co.	17	75
Xebio Co., Ltd.	1,500	38
Yamaha Corp.	8,400	161
Yamaha Motor Co., Ltd.	4,800	88
Yamato Holdings Co., Ltd. (Ñ)	23,000	337
Yamato Kogyo Co., Ltd. - GDR	3,600	145

		66,914

Luxembourg - 0.2%
ArcelorMittal (Ñ)	4,959	406
Millicom International Cellular SA (Æ)	600	57
Oriflame Cosmetics SA	2,100	140

		603

Mauritius - 0.0%
Golden Agri-Resources, Ltd.	15,176	11

Mexico - 0.1%
Grupo Modelo SAB de CV	122,600	537

Netherlands - 4.3%
Akzo Nobel NV	4,056	326
ASM International NV (Ñ)	199	4
ASML Holding NV (Æ)	40,255	990
CSM (Ñ)	1,286	44
Heineken NV	87,572	5,086
ING Groep NV	30,103	1,127
Koninklijke Ahold NV	20,105	298
Koninklijke Philips Electronics NV (Ñ)	20,852	798
OCE NV	1,031	69
OCE NV (Ñ)	14,466	246
Rodamco Europe NV (ö)	817	109
Royal KPN NV	11,491	194

	Principal Amount ($) or Shares	Market Value $
TNT NV	58,680	2,180
Unilever NV	133,772	4,492
Wolters Kluwer NV	36,820	975

		16,938

Netherlands Antilles - 0.0%
Hunter Douglas NV	1,774	120

Norway - 0.2%
StatoilHydro ASA	30,502	914

Papua New Guinea - 0.0%
Oil Search, Ltd.	20,753	92

Portugal - 0.2%
Energias de Portugal SA	148,542	900

Singapore - 0.8%
Allgreen Properties, Ltd.	49,950	45
Ascendas Real Estate Investment Trust (ö)	4,000	7
CapitaCommercial Trust (ö)	2,000	3
CapitaLand, Ltd.	3,343	15
CapitaMall Trust (ö)	5,643	14
China Aviation Oil Singapore Corp., Ltd.	6,000	6
Creative Technology, Ltd.	3,600	16
DBS Group Holdings, Ltd.	45,000	588
Haw Par Corp., Ltd.	5,000	25
Indofood Agri Resources, Ltd. (Æ)	9,552	16
Jardine Cycle & Carriage, Ltd.	3,800	54
Keppel Corp., Ltd.	15,555	112
NatSteel, Ltd.	10,000	11
Neptune Orient Lines, Ltd.	25,038	59
Oversea-Chinese Banking Corp.	13,000	77
Pacific Century Regional Developments, Ltd. (Æ)	68,000	16
Parkway Holdings, Ltd.	3,000	7
SembCorp Industries, Ltd.	10,880	32
Singapore Airlines, Ltd.	5,970	68
Singapore Petroleum Co., Ltd.	18,312	90
Singapore Telecommunications, Ltd.	640,000	1,818
SMRT Corp., Ltd.	7,000	9
United Overseas Bank, Ltd.	5,572	78
United Overseas Land, Ltd.	6,000	17
Wing Tai Holdings, Ltd.	10,688	17

		3,200

Non-U.S. Fund	27

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

South Africa - 0.2%
Gold Fields, Ltd. - ADR (Æ)(Ñ)	29,100	402
MTN Group, Ltd.	27,660	420

		822

South Korea - 1.2%
Kookmin Bank - ADR	14,070	789
LG Electronics, Inc. Class H	7,839	1,005
Samsung Electronics Co., Ltd.	4,433	2,789

		4,583

Spain - 1.5%
Banco Bilbao Vizcaya Argentaria SA	27,040	596
Banco Santander SA	50,240	1,001
Bankinter SA	1,275	20
Enagas	8,237	246
Gamesa Corp. Tecnologica SA	6,267	286
Gas Natural SDG SA	4,754	294
Grifols SA	1,957	51
Iberdrola Renovables (Æ)	188,000	1,309
Iberdrola SA	30,226	469
Red Electrica de Espana	549	34
Repsol YPF SA	4,622	159
Tecnicas Reunidas SA	1,571	119
Telefonica SA	42,145	1,211
Vertice Trescientos Sesenta Grados (Æ)	4,020	10

		5,805

Sweden - 1.5%
Alfa Laval AB	1,625	99
Hennes & Mauritz AB Class B	2,700	166
Industrivarden AB Class A	1,400	25
JM AB	3,500	82
Kinnevik Investment AB	1,600	30
Nordea Bank AB	86,810	1,407
Peab AB	2,000	21
Sandvik AB	24,200	420
Scania AB Class B	21,800	458
Skandinaviska Enskilda Banken AB Class A	1,400	37
SKF AB Class B	4,600	92
Swedish Match AB	46,800	1,020
Tele2 AB Class B	13,900	262
Telefonaktiebolaget LM Ericsson Class B	744,330	1,461
TeliaSonera AB	29,500	237
Volvo AB Class A - GDR	3,400	51
Volvo AB Class B	12,800	194

		6,062

	Principal Amount ($) or Shares	Market Value $
Switzerland - 8.2%
ABB, Ltd.	13,965	375
Actelion, Ltd. (Ñ)(Æ)	12,826	699
Baloise Holding AG	837	83
BKW FMB Energie AG	255	32
Bucher Industries AG	104	28
Credit Suisse Group	11,330	577
Givaudan SA (Ñ)	2,190	2,167
Helvetia Holding AG	532	200
Julius Baer Holding AG	22,518	1,660
Kuoni Reisen Holding AG	93	52
Logitech International SA (Æ)	16,979	430
Nestle SA	23,919	11,952
Nobel Biocare Holding AG (Ñ)	1,350	314
Novartis AG	23,797	1,220
Roche Holding AG	37,579	7,072
Sonova Holding AG	5,871	539
Swatch Group AG Class B	909	243
Swiss Life Holding (Æ)	916	255
Swiss Reinsurance (Ñ)	24,969	2,181
Swisscom AG	39	13
Syngenta AG	379	111
UBS AG (Ñ)	57,259	1,664
Zurich Financial Services AG (Ñ)	678	213

		32,080

Taiwan - 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	80,350	825

Thailand - 0.2%
Bangkok Bank PCL	173,500	766

United Kingdom - 17.4%
3i Group PLC	32,623	537
Amec PLC - GDR	6,205	89
Anglo American PLC	13,498	811
Antofagasta PLC	5,716	79
ARM Holdings PLC	875,883	1,530
AstraZeneca PLC	9,726	364
Atkins WS PLC	6,689	139
Autonomy Corp. PLC (Æ)	21,098	385
Aviva PLC	6,636	81
BAE Systems PLC	134,881	1,299
BG Group PLC	24,033	557
BHP Billiton PLC	48,835	1,449
Biffa PLC - GDR	1,545	11
BP PLC - ADR	23,720	1,439
BP PLC	124,441	1,264

28	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Brit Insurance Holdings PLC	48,810	235
British Airways PLC	11,418	53
British American Tobacco PLC	10,989	412
British Energy Group PLC Class H	14,973	194
British Land Co. PLC (ö)	55,323	1,007
BT Group PLC	115,685	499
Cadbury Schweppes PLC	115,627	1,270
Carnival PLC	17,724	704
Carphone Warehouse Group PLC	348,776	1,973
Centrica PLC	69,030	409
Charter PLC	10,679	180
Close Brothers Group PLC	21,964	269
Compass Group PLC	8,957	57
CSR PLC (Æ)	11,366	73
Davis Service Group PLC	7,402	73
Dawnay Day Treveria PLC	586,180	611
De La Rue PLC	4,757	84
Diageo PLC	241,100	4,862
easyJet PLC	171,068	1,260
Experian Group, Ltd.	150,286	1,095
GlaxoSmithKline PLC	241,179	5,102
HBOS PLC	28,302	315
Home Retail Group PLC	55,502	288
HSBC Holdings PLC	87,379	1,439
IG Group Holdings PLC	50,964	331
J Sainsbury PLC	1,942	13
Kazakhmys PLC	10,417	330
Kesa Electricals PLC	15,184	62
Kingfisher PLC	556,484	1,458
Ladbrokes PLC	154,285	953
Land Securities Group PLC (ö)	4,629	139
Legal & General Group PLC	71,429	179
Lloyds TSB Group PLC	31,199	279
Man Group PLC	250,313	2,755
Michael Page International PLC	165,534	993
National Grid PLC	40,434	555
Old Mutual PLC	92,244	202
Pearson PLC	29,563	400
Petrofac, Ltd.	17,172	191
Premier Oil PLC (Æ)	3,372	93
Prudential PLC	3,917	52
Reckitt Benckiser Group PLC	75,225	4,167
Reed Elsevier PLC	3,794	48
Regus Group PLC	63,486	120
Reuters Group PLC	8,603	99
Rio Tinto PLC	6,931	720

	Principal Amount ($) or Shares	Market Value $
Rolls-Royce Group PLC	11,937	95
Rolls-Royce Group PLC (Æ)	1,069,555	2
Royal Bank of Scotland Group PLC	34,584	231
Royal Dutch Shell PLC Class A	82	2,813
Royal Dutch Shell PLC Class B	23,874	804
SABMiller PLC	5,752	126
Scottish & Newcastle PLC	5,339	84
Scottish & Southern Energy PLC	47,632	1,327
Shire PLC	8,322	161
Smith & Nephew PLC	29,735	393
Smiths Group PLC	74,272	1,386
Stagecoach Group PLC	25,318	122
Standard Chartered PLC	20,456	699
Tesco PLC	130,624	982
Tullett Prebon PLC	31,330	296
Unilever PLC	34,360	1,159
Vodafone Group PLC - ADR	71,630	2,114
Vodafone Group PLC	377,943	1,132
Weir Group PLC (The)	5,771	87
William Hill PLC	197,407	1,472
WM Morrison Supermarkets PLC	41,789	227
WPP Group PLC	367,439	4,383
Xstrata PLC	21,366	1,496

		68,228

United States - 0.6%
Citigroup, Inc.	1,505	31
NYSE Euronext Class A	855	53
Synthes, Inc.	15,166	2,121

		2,205

Total Common Stocks
(cost $340,962)		355,231

Preferred Stocks - 0.5%
Germany - 0.5%
Fresenius SE	769	64
Henkel KGaA	36,107	1,669
RWE AG	1,316	125
Volkswagen AG	115	19

Total Preferred Stocks
(cost $2,077)		1,877

Non-U.S. Fund	29

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Notional Amount		Market Value $

Options Purchased - 0.1%
Switzerland - 0.1%
Swiss Market Index Futures Jun 2008 6,932.50 Put (73)	CHF	510	368

Total Options Purchased
(cost $365)			368

	Principal Amount ($) or Shares
Short-Term Investments - 8.0%
United States - 8.0%
Russell Investment Company Money Market Fund	29,051,000	29,051
United States Treasury Bills (ž)(§) 0.670% due 06/19/08	2,200	2,196

Total Short-Term Investments
(cost $31,248)		31,247

Other Securities - 17.6%
State Street Securities Lending Quality Trust (×)	69,112,267	69,112

Total Other Securities
(cost $69,112)		69,112

Total Investments - 116.7%
(identified cost $443,764)		457,835

Other Assets and Liabilities, Net - (16.7%)		(65,408)

Net Assets - 100.0%		392,427

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

30	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
CAC 40 Index (France) expiration date 04/08 (60)	EUR	2,828	211
DAX Index (Germany) expiration date 06/08 (19)	EUR	3,133	198
EOE Dutch Stock Index (Netherlands) expiration date 04/08 (31)	EUR	2,739	206
EUR STOXX 50 Index (EMU) expiration date 06/08 (103)	EUR	3,655	175
FTSE 100 Index (UK) expiration date 06/08 (120)	GBP	6,850	477
Hang Seng Index (Hong Kong) expiration date 04/08 (23)	HKD	26,025	57
MSCI Singapore Stock expiration date 04/08 (2)	SGD	149	—
S + P/MIB Index (Italy) expiration date 06/08 (7)	EUR	1,072	34
TOPIX Index (Japan) expiration date 06/08 (102)	JPY	1,239,810	(95)

Short Positions
IBEX Plus Index (Spain) expiration date 04/08 (20)	EUR	2,647	(144)
OMX Stockholm 30 Index (Sweden) expiration date 04/08 (136)	SEK	12,651	(54)
SPI 200 Index (Australia) expiration date 06/08 (44)	AUD	5,936	(199)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			866

Options Written (Number of Contracts)	Notional Amount		Market Value $
Switzerland
Swiss Market Index Futures Jun 2008 6,932.50 Call (73)	CHF	510	(504)

Total Liability for Options Written (premiums received $365)			(504)

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	31

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counter Party	Notional Amount		Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $

MSCI Denmark Local Net Total Return Index	Merrill Lynch	DKK	1,616	1 Month EUR LIBOR minus 0.80%	06/18/08	3
MSCI Denmark Local Net Total Return Index	Merrill Lynch	DKK	3,498	1 Month EUR LIBOR minus 0.80%	06/18/08	(31)
MSCI Belgium Local Net Total Return Index	Merrill Lynch	EUR	289	1 Month EUR LIBOR plus 0.12%	06/18/08	14

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts						(14)

Industry Diversification (Unaudited)	% of Net Assets	Market Value $

Auto and Transportation	5.5	21,513
Consumer Discretionary	10.6	41,547
Consumer Staples	13.0	51,169
Financial Services	15.0	59,011
Health Care	7.8	30,514
Integrated Oils	4.4	17,370
Materials and Processing	9.9	38,685
Miscellaneous	1.3	5,095
Other Energy	0.8	3,305
Producer Durables	10.2	39,832
Technology	4.1	15,961
Utilities	8.4	33,106
Options Purchased	0.1	368
Short-Term Investments	8.0	31,247
Other Securities	17.6	69,112

Total Investments	116.7	457,835
Other Assets and Liabilities, Net	(16.7)	(65,408)

Net Assets	100.0	392,427

Geographic Diversification (Unaudited)	% of Net Assets	Market Value $

Africa	0.2	833
Asia	5.4	21,463
Europe	46.3	181,726
Japan	17.1	66,914
Latin America	1.2	4,584
Middle East	1.0	3,773
Other Regions	10.5	41,202
United Kingdom	17.4	68,228
Other Securities	17.6	69,112

Total Investments	116.7	457,835
Other Assets and Liabilities, Net	(16.7)	(65,408)

Net Assets	100.0	392,427

See accompanying notes which are an integral part of the financial statements.

32	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	38	AUD	41	04/01/08	—
USD	3,355	AUD	3,703	06/18/08	(7)
USD	940	CHF	927	06/18/08	(6)
USD	941	CHF	927	06/18/08	(7)
USD	1,263	CHF	1,273	06/18/08	19
USD	2,856	CHF	2,815	06/18/08	(21)
USD	4,990	CHF	4,922	06/18/08	(34)
USD	27	EUR	17	04/01/08	—
USD	118	EUR	75	04/01/08	—
USD	124	EUR	79	04/01/08	—
USD	400	EUR	253	04/01/08	—
USD	76	EUR	48	04/02/08	—
USD	114	EUR	72	04/02/08	—
USD	318	EUR	202	04/02/08	—
USD	1,903	EUR	1,201	06/05/08	(12)
USD	1,884	EUR	1,202	06/05/08	9
USD	76	EUR	50	06/18/08	3
USD	308	EUR	200	06/18/08	7
USD	373	EUR	250	06/18/08	20
USD	408	EUR	260	06/18/08	1
USD	459	EUR	300	06/18/08	12
USD	466	EUR	300	06/18/08	6
USD	608	EUR	400	06/18/08	21
USD	622	EUR	400	06/18/08	7
USD	636	EUR	409	06/18/08	8
USD	762	EUR	500	06/18/08	24
USD	779	EUR	500	06/18/08	8
USD	911	EUR	600	06/18/08	33
USD	1,075	EUR	700	06/18/08	26
USD	2,298	EUR	1,466	06/18/08	8
USD	2,271	EUR	1,500	06/18/08	89
USD	13,629	EUR	9,000	06/18/08	529
USD	14,419	EUR	9,500	06/18/08	526
USD	3	GBP	2	04/01/08	—
USD	373	GBP	186	04/01/08	(4)
USD	24	GBP	12	04/02/08	—
USD	185	GBP	93	04/02/08	(1)
USD	197	GBP	100	06/18/08	—
USD	198	GBP	100	06/18/08	—
USD	199	GBP	100	06/18/08	(2)
USD	200	GBP	100	06/18/08	(2)
USD	261	GBP	131	06/18/08	(2)
USD	394	GBP	200	06/18/08	1
USD	394	GBP	200	06/18/08	—
USD	394	GBP	200	06/18/08	—
USD	395	GBP	200	06/18/08	(1)
USD	397	GBP	200	06/18/08	(3)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	398	GBP	200	06/18/08	(4)
USD	493	GBP	250	06/18/08	—
USD	638	GBP	321	06/18/08	(5)
USD	1,163	GBP	590	06/18/08	1
USD	1,865	GBP	937	06/18/08	(17)
USD	8,092	GBP	4,100	06/18/08	(6)
USD	8,883	GBP	4,500	06/18/08	(7)
USD	189	HKD	1,472	04/01/08	—
USD	9	HKD	69	06/18/08	—
USD	218	HKD	1,690	06/18/08	—
USD	218	JPY	21,701	04/01/08	—
USD	97	JPY	10,000	06/18/08	3
USD	195	JPY	20,000	06/18/08	6
USD	198	JPY	20,000	06/18/08	4
USD	292	JPY	30,000	06/18/08	10
USD	294	JPY	30,000	06/18/08	8
USD	304	JPY	30,000	06/18/08	(2)
USD	399	JPY	40,000	06/18/08	5
USD	401	JPY	40,000	06/18/08	2
USD	505	JPY	50,000	06/18/08	(2)
USD	506	JPY	50,000	06/18/08	(2)
USD	581	JPY	60,000	06/18/08	24
USD	975	JPY	100,000	06/18/08	33
USD	2,292	JPY	235,000	06/18/08	76
USD	3,849	JPY	395,000	06/18/08	131
USD	4,483	JPY	460,000	06/18/08	152
USD	5,117	JPY	525,000	06/18/08	174
USD	9,870	JPY	952,660	06/18/08	(271)
USD	3,758	NOK	19,550	06/18/08	54
USD	8,722	NOK	45,015	06/18/08	55
USD	213	SEK	1,285	06/18/08	3
USD	68	SGD	94	06/18/08	—
AUD	49	USD	45	04/01/08	—
AUD	226	USD	205	06/18/08	1
AUD	226	USD	205	06/18/08	—
AUD	583	USD	528	06/18/08	1
AUD	691	USD	627	06/18/08	2
AUD	905	USD	821	06/18/08	3
AUD	1,131	USD	1,026	06/18/08	3
AUD	1,297	USD	1,177	06/18/08	4
AUD	1,358	USD	1,232	06/18/08	4
AUD	2,040	USD	1,849	06/18/08	5
CHF	41	USD	41	04/01/08	—
DKK	333	USD	70	04/01/08	—
DKK	357	USD	76	04/02/08	—
DKK	386	USD	82	04/03/08	—
DKK	36	USD	8	06/18/08	—

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	33

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
DKK	85	USD	18	06/18/08	—
DKK	1,659	USD	349	06/18/08	(1)
EUR	27	USD	43	04/03/08	—
EUR	1,201	USD	1,845	06/05/08	(46)
EUR	1,202	USD	1,847	06/05/08	(45)
EUR	100	USD	151	06/18/08	(7)
EUR	100	USD	151	06/18/08	(6)
EUR	100	USD	151	06/18/08	(6)
EUR	150	USD	227	06/18/08	(9)
EUR	200	USD	303	06/18/08	(12)
EUR	200	USD	312	06/18/08	(3)
EUR	200	USD	315	06/18/08	—
EUR	300	USD	467	06/18/08	(5)
EUR	350	USD	551	06/18/08	—
EUR	400	USD	606	06/18/08	(23)
EUR	400	USD	628	06/18/08	(1)
EUR	400	USD	628	06/18/08	(1)
EUR	500	USD	757	06/18/08	(30)
EUR	500	USD	783	06/18/08	(3)
EUR	1,300	USD	1,969	06/18/08	(76)
EUR	2,400	USD	3,637	06/18/08	(138)
EUR	8,500	USD	12,882	06/18/08	(490)
EUR	9,547	USD	14,978	06/18/08	(40)
GBP	36	USD	71	04/01/08	—
GBP	156	USD	309	04/02/08	—
GBP	75	USD	148	04/03/08	—
GBP	142	USD	281	04/03/08	—
GBP	50	USD	99	06/18/08	—
GBP	50	USD	99	06/18/08	1
GBP	100	USD	198	06/18/08	—
GBP	100	USD	199	06/18/08	2
GBP	100	USD	199	06/18/08	2
GBP	150	USD	297	06/18/08	1
GBP	150	USD	298	06/18/08	2
GBP	150	USD	301	06/18/08	5
GBP	200	USD	394	06/18/08	(1)
GBP	250	USD	493	06/18/08	—
GBP	300	USD	591	06/18/08	—
GBP	700	USD	1,380	06/18/08	—
GBP	914	USD	1,814	06/18/08	11
GBP	2,555	USD	5,041	06/18/08	2
GBP	3,250	USD	6,412	06/18/08	2
HKD	67	USD	9	06/18/08	—
JPY	2,410	USD	24	04/01/08	—
JPY	4,835	USD	49	04/02/08	—
JPY	11,062	USD	111	04/02/08	—
JPY	36,976	USD	371	04/03/08	1

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
JPY	5,000	USD	49	06/18/08	(2)
JPY	10,000	USD	95	06/18/08	(6)
JPY	10,000	USD	97	06/18/08	(4)
JPY	10,000	USD	101	06/18/08	—
JPY	20,000	USD	202	06/18/08	1
JPY	20,000	USD	206	06/18/08	5
JPY	30,000	USD	302	06/18/08	—
JPY	30,000	USD	303	06/18/08	1
JPY	40,000	USD	403	06/18/08	—
JPY	58,999	USD	593	06/18/08	(1)
JPY	60,000	USD	604	06/18/08	—
JPY	70,000	USD	680	06/18/08	(25)
JPY	117,522	USD	1,182	06/18/08	(3)
JPY	117,522	USD	1,182	06/18/08	(2)
JPY	117,522	USD	1,182	06/18/08	(2)
JPY	143,115	USD	1,479	06/18/08	36
JPY	200,000	USD	1,952	06/18/08	(64)
JPY	785,000	USD	7,650	06/18/08	(261)
NOK	12,728	USD	2,469	06/18/08	(13)
SEK	651	USD	108	06/18/08	(1)
SEK	15,190	USD	2,515	06/18/08	(30)
SGD	77	USD	56	06/18/08	—
SGD	1,146	USD	833	06/18/08	(2)
ZAR	1,510	USD	188	04/01/08	1
ZAR	457	USD	57	04/02/08	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					417

See accompanying notes which are an integral part of the financial statements.

34	Non-U.S. Fund

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 97.3%
Apartments - 14.9%
Apartment Investment & Management Co. Class A (ö)(Ñ)	124,410	4,455
AvalonBay Communities, Inc. (ö)(Ñ)	190,243	18,362
BRE Properties, Inc. Class A (ö)(Ñ)	158,372	7,215
Camden Property Trust (ö)(Ñ)	160,950	8,080
Colonial Properties Trust (ö)	51,050	1,228
Deutsche Wohnen AG	6,643	190
Equity Residential (ö)(Ñ)	478,081	19,836
Essex Property Trust, Inc. (ö)(Ñ)	67,677	7,714
Mid-America Apartment Communities, Inc. (ö)	37,700	1,879
Post Properties, Inc. (ö)	32,250	1,246
UDR, Inc. (ö)(Ñ)	115,941	2,843

		73,048

Diversified - 9.6%
British Land Co. PLC (ö)	25,156	458
CA Immobilien Anlagen AG	6,420	137
CapitaLand, Ltd.	75,000	346
Castellum AB (Ñ)	11,827	144
Cheung Kong Holdings, Ltd.	29,429	418
Dexus Property Group (ö)	218,897	337
Forest City Enterprises, Inc. Class A (Ñ)	5,721	211
GPT Group (ö)	113,625	337
Great Eagle Holdings, Ltd.	242,786	658
Helical Bar PLC	25,474	190
Henderson Land Development Co., Ltd.	181,822	1,292
Hysan Development Co., Ltd.	121,264	340
iStar Financial, Inc. (ö)(Ñ)	61,300	860
IVG Immobilien AG	4,609	129
Kenedix Realty Investment Corp. Class A (ö)	16	97
Kerry Properties, Ltd.	17,000	102
Land Securities Group PLC (ö)	55,944	1,675
Mirvac Group (ö)(Ñ)	127,792	470
Mitsubishi Estate Co., Ltd.	106,000	2,573
Mitsui Fudosan Co., Ltd. (Ñ)	117,900	2,341
New World China Land, Ltd. (Ñ)	432,435	275
Segro PLC (ö)	34,104	344
Sino Land Co. (Ñ)	133,912	289
Sponda OYJ (Ñ)	19,281	252
Stockland (ö)	44,152	282
Sumitomo Realty & Development Co., Ltd.	21,000	370

	Principal Amount ($) or Shares	Market Value $
Sun Hung Kai Properties, Ltd.	93,510	1,459
Unibail-Rodamco (ö)(Ñ)	8,155	2,099
Vornado Realty Trust (ö)(Ñ)	287,593	24,793
Washington Real Estate Investment Trust (ö)(Ñ)	83,100	2,777
Wharf Holdings, Ltd.	135,648	639

		46,694

Free Standing Retail - 0.4%
National Retail Properties, Inc. (ö)	40,700	898
Realty Income Corp. (ö)(Ñ)	34,000	871

		1,769

Health Care - 8.9%
Cogdell Spencer, Inc. (ö)(Ñ)	21,800	343
HCP, Inc. (ö)	285,925	9,667
Health Care REIT, Inc. (ö)(Ñ)	93,300	4,211
Healthcare Realty Trust, Inc. (ö)(Ñ)	34,800	910
LTC Properties, Inc. (ö)	28,250	726
Medical Properties Trust, Inc. (ö)(Ñ)	90,600	1,026
Nationwide Health Properties, Inc. (ö)(Ñ)	355,750	12,006
Omega Healthcare Investors, Inc. (ö)	104,000	1,805
Senior Housing Properties Trust (ö)(Ñ)	100,450	2,381
Ventas, Inc. (ö)	230,813	10,366

		43,441

Industrial - 6.8%
AMB Property Corp. (ö)	137,600	7,488
DCT Industrial Trust, Inc. (ö)(Ñ)	275,800	2,747
First Potomac Realty Trust (ö)(Ñ)	64,700	995
Goodman Group (ö)(Ñ)	59,504	234
Prologis (ö)(Ñ)	370,319	21,797

		33,261

Lodging/Resorts - 5.4%
Ashford Hospitality Trust, Inc. (ö)(Ñ)	125,800	715
DiamondRock Hospitality Co. (ö)	48,300	612
Hospitality Properties Trust (ö)(Ñ)	27,000	918
Host Hotels & Resorts, Inc. (ö)(Ñ)	1,045,801	16,649
LaSalle Hotel Properties (ö)(Ñ)	10,993	316
Shangri-La Asia, Ltd.	86,234	233
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)	130,632	6,760
Sunstone Hotel Investors, Inc. (ö)(Ñ)	10,951	175

		26,378

Real Estate Securities Fund	35

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Manufactured Homes - 0.5%
Equity Lifestyle Properties, Inc. (ö)(Ñ)	53,297	2,631

Mixed Industrial/Office - 1.1%
Liberty Property Trust (ö)	128,278	3,991
PS Business Parks, Inc. (ö)	23,400	1,214

		5,205

Office - 13.5%
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	41,400	3,839
Beni Stabili SpA (Ñ)	101,793	128
BioMed Realty Trust, Inc. (ö)(Ñ)	194,503	4,647
Boston Properties, Inc. (ö)(Ñ)	220,563	20,307
Brandywine Realty Trust (ö)(Ñ)	187,481	3,180
Brookfield Properties Corp.	232,140	4,483
CapitaCommercial Trust (ö)	186,000	300
Commonwealth Property Office Fund (ö)(Ñ)	173,108	210
Corporate Office Properties Trust SBI MD (ö)	58,600	1,970
Derwent London PLC (ö)	29,105	877
Douglas Emmett, Inc. (ö)(Ñ)	200,790	4,429
Great Portland Estates PLC (ö)	56,352	592
Highwoods Properties, Inc. (ö)(Ñ)	25,200	783
Hongkong Land Holdings, Ltd. (Ñ)	281,000	1,160
HRPT Properties Trust (ö)	185,000	1,245
ICADE (ö)	3,447	513
Kilroy Realty Corp. (ö)(Ñ)	72,578	3,564
Mack-Cali Realty Corp. (ö)	76,351	2,726
Maguire Properties, Inc. (ö)(Ñ)	23,728	340
Nomura Real Estate Office Fund, Inc. Class A (ö)(Ñ)	16	130
Norwegian Property ASA	10,228	88
SL Green Realty Corp. (ö)	123,937	10,097
Societe Immobiliere de Location pour l’Industrie et le Commerce (ö)	942	143
Tishman Speyer Office Fund (ö)(Ñ)	137,300	172
Tokyo Tatemono Co., Ltd. (Ñ)	34,000	224

		66,147

Regional Malls - 16.4%
Aeon Mall Co., Ltd.	285	8
CBL & Associates Properties, Inc. (ö)(Ñ)	78,400	1,845
CFS Retail Property Trust (ö)(Ñ)	68,557	136

	Principal Amount ($) or Shares	Market Value $
General Growth Properties, Inc. (ö)(Ñ)	436,815	16,673
Macerich Co. (The) (ö)(Ñ)	161,944	11,380
Simon Property Group, Inc. (ö)	442,685	41,130
Taubman Centers, Inc. (ö)	145,300	7,570
Westfield Group (ö)(Ñ)	72,177	1,174

		79,916

Self Storage - 5.6%
Extra Space Storage, Inc. (ö)(Ñ)	95,800	1,551
Public Storage (ö)(Ñ)	292,559	25,927
Safestore Holdings, PLC	41,112	131

		27,609

Shopping Centers - 11.5%
Cedar Shopping Centers, Inc. (ö)	46,500	543
Citycon OYJ (Æ)	18,725	115
Corio NV (ö)	4,279	375
Developers Diversified Realty Corp. (ö)(Ñ)	258,309	10,818
Eurocommercial Properties NV (ö)	4,274	239
Federal Realty Investment Trust (ö)(Ñ)	231,408	18,038
Hammerson PLC (ö)	38,021	841
Kimco Realty Corp. (ö)(Ñ)	188,400	7,380
Kite Realty Group Trust (ö)	57,300	802
Mercialys SA (ö)	3,681	168
Regency Centers Corp. (ö)	206,124	13,348
Saul Centers, Inc. (ö)	14,450	726
Tanger Factory Outlet Centers (ö)(Ñ)	78,750	3,029

		56,422

Specialty - 2.7%
Digital Realty Trust, Inc. (ö)(Ñ)	239,458	8,501
DuPont Fabros Technology, Inc. (ö)(Ñ)	71,000	1,171
Plum Creek Timber Co., Inc. (ö)(Ñ)	49,500	2,014
Rayonier, Inc. (ö)	33,200	1,442

		13,128

Total Common Stocks
(cost $394,002)		475,649

Short-Term Investments - 2.9%
Russell Investment Company Money Market Fund	14,274,000	14,274

Total Short-Term Investments
(cost $14,274)		14,274

36	Real Estate Securities Fund

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Other Securities - 31.5%
State Street Securities Lending Quality Trust (×)	153,789,946	153,790

Total Other Securities
(cost $153,790)		153,790

Total Investments - 131.7%
(identified cost $562,066)		643,713

Other Assets and Liabilities, Net - (31.7%)		(155,011)

Net Assets - 100.0%		488,702

See accompanying notes which are an integral part of the financial statements.

Real Estate Securities Fund	37

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	21	AUD	23	04/02/08	—
USD	26	AUD	29	04/02/08	—
USD	65	EUR	41	04/01/08	—
USD	60	EUR	38	04/02/08	—
USD	34	GBP	17	04/01/08	—
USD	27	GBP	14	04/02/08	—
USD	22	HKD	170	04/01/08	—
USD	24	JPY	2,375	04/01/08	—
USD	139	JPY	13,797	04/01/08	(1)
AUD	20	USD	18	04/01/08	—
AUD	69	USD	63	04/01/08	—
AUD	17	USD	15	04/02/08	—
AUD	59	USD	54	04/02/08	—
GBP	4	USD	7	04/01/08	—
GBP	7	USD	14	04/01/08	—

Total Unrealized Appreciation (Depreciation) onOpen Foreign Currency Exchange Contracts					(1)

See accompanying notes which are an integral part of the financial statements.

38	Real Estate Securities Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 99.8%
Asset-Backed Securities - 3.6%
Accredited Mortgage Loan Trust (Ê)
Series 2004-2 Class A2
2.899% due 07/25/34	40	25
ACE Securities Corp. (Ê)
Series 2003-OP1 Class M2
4.099% due 12/25/33	49	35
Series 2005-SD3 Class A
2.999% due 08/25/45	220	199
Aegis Asset Backed Securities Trust (Ê)
Series 2003-3 Class M2
4.249% due 01/25/34	110	62
American Express Credit Account Master Trust (Ê)
Series 2004-C Class C (Å)
3.318% due 02/15/12	99	97
Series 2005-3 Class A
2.818% due 01/18/11	700	700
Ameriquest Mortgage Securities, Inc. (Ê)
Series 2002-D Class M1
6.978% due 02/25/33	90	69
Series 2004-R8 Class A5
2.969% due 09/25/34	22	21
BA Credit Card Trust (Ê) Series 2008-A1 Class A1 3.890% due 04/15/13	200	198
Bayview Financial Acquisition Trust
Series 2006-A Class 1A3 5.865% due 02/28/41	190	158
CIT Mortgage Loan Trust (Ê)(Å)
Series 2007-1 Class 2A1
3.599% due 05/25/09	403	363
Series 2007-1 Class 2A2
3.849% due 10/01/37	130	85
Series 2007-1 Class 2A3
3.599% due 10/01/37	180	99
Citigroup Mortgage Loan Trust, Inc. (Ê)
Series 2006-WFH Class A2 2.699% due 10/25/36	1,000	905
Countrywide Asset-Backed Certificates
Series 2004-13 Class AF3
3.989% due 02/25/31	7	7
Series 2004-AB2 Class M3 (Ê)
3.199% due 05/25/36	95	73

	Principal Amount ($) or Shares	Market Value $
Series 2004-BC1 Class M1 (Ê)
3.099% due 02/25/34	95	84
Series 2006-11 Class 1AF4
6.300% due 09/25/46	170	155
Countrywide Home Equity Loan Trust (Ê)
Series 2006-HW Class 2A1B 2.968% due 11/15/36	661	554
First Franklin Mortgage Loan Asset Backed Certificates (Ê)
Series 2006-FF1 Class A3 2.649% due 11/25/36	196	178
GMAC Mortgage Corp. Loan Trust
Series 2007-HE3 Class 1A1
7.000% due 09/25/37	93	53
Series 2007-HE3 Class 2A1
7.000% due 09/25/37	92	52
GSAA Trust
Series 2006-2 Class 2A3 (Ê)
2.869% due 12/25/35	320	235
Series 2006-4 Class 1A2
5.940% due 03/25/36	229	167
GSAMP Trust (Ê)
Series 2003-HE2 Class M1
3.249% due 08/25/33	118	107
Series 2004-SEA Class A2A
2.889% due 03/25/34	51	50
HFC Home Equity Loan Asset Backed Certificates (Ê)
Series 2005-1 Class A
2.826% due 01/20/34	216	175
Series 2007-3 Class APT
3.736% due 11/20/36	416	351
HSI Asset Securitization Corp. Trust (Ê)
Series 2006-HE2 Class 2A1 2.649% due 12/25/36	67	62
Indymac Residential Asset Backed Trust (Ê)
Series 2006-H2 Class A 3.275% due 06/28/36	420	362
Lehman XS Trust (Ê)
Series 2005-1 Class 2A2
4.660% due 07/25/35	107	75
Series 2005-5N Class 3A1A
2.899% due 11/25/35	486	382
Series 2006-2N Class 1A2
2.939% due 02/25/46	226	141

Core Bond Fund	39

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-16N Class A1A
2.679% due 11/25/46	157	149
Series 2006-16N Class A4A
2.789% due 11/25/46	807	613
Long Beach Mortgage Loan Trust (Ê)
Series 2004-4 Class 1A1
2.879% due 10/25/34	5	4
Series 2006-9 Class 2A1
2.659% due 10/25/36	524	506
Mastr Asset Backed Securities Trust (Ê)
Series 2003-WMC Class M2 5.074% due 08/25/33	57	34
Morgan Stanley ABS Capital I (Ê)
Series 2003-NC8 Class M3
5.749% due 09/25/33	35	21
Series 2006-HE7 Class A2A
2.649% due 09/25/36	484	461
New Century Home Equity Loan Trust (Ê)
Series 2004-4 Class M2 3.129% due 02/25/35	215	160
Option One Mortgage Loan Trust (Ê)
Series 2003-2 Class M2
4.299% due 04/25/33	46	39
Series 2003-3 Class M3
4.599% due 06/25/33	38	22
Series 2003-4 Class M2
4.249% due 07/25/33	30	24
Park Place Securities, Inc. (Ê) Series 2005-WCW Class M1 3.049% due 09/25/35	210	165
Popular ABS Mortgage Pass-Through Trust
Series 2005-6 Class A3 5.680% due 01/25/36	230	229
Renaissance Home Equity Loan Trust
Series 2005-1 Class M1
5.357% due 05/25/35	80	72
Series 2005-2 Class AF4
4.934% due 08/25/35	85	77
Series 2006-1 Class AF6
5.746% due 05/25/36	175	152
Residential Asset Mortgage Products, Inc.
Series 2003-RS1 Class AI6A
5.980% due 12/25/33	185	176
Series 2006-RZ4 Class A1A (Ê)
2.679% due 10/25/36	616	587

	Principal Amount ($) or Shares	Market Value $
Residential Asset Securities Corp.
Series 2003-KS2 Class MI1
4.800% due 04/25/33	444	421
Series 2003-KS2 Class MI3
6.100% due 04/25/33	79	62
Series 2003-KS4 Class AIIB (Ê)
3.179% due 06/25/33	51	45
Series 2006-KS9 Class AI1 (Ê)
2.669% due 11/25/36	142	136
Series 2007-KS2 Class AI1 (Ê)
2.669% due 02/25/37	349	326
SBI Heloc Trust (Ê)(Þ) Series 2006-1A Class 1A2A 2.769% due 08/25/36	101	97
SLM Student Loan Trust (Ê)
Series 2007-3 Class A1 3.321% due 10/27/14	554	552
Series 2008-2 Class A1
3.470% due 01/26/15	100	100
Small Business Administration Participation Certificates
Series 2005-20G Class 1 4.750% due 07/01/25	842	826
Soundview Home Equity Loan Trust
Series 2006-2 Class A2 (Ê)
2.729% due 03/25/36	7	7
Series 2006-WF1 Class A2
5.645% due 10/25/36	290	279
Structured Asset Investment Loan Trust (Ê)
Series 2005-3 Class M2 3.039% due 04/25/35	120	101
Structured Asset Securities Corp.
Series 2004-19X Class A2
4.370% due 10/25/34	87	87
Series 2006-BC3 Class A2 (Ê)
2.649% due 10/25/36	164	157

		12,966

Certificates of Deposit - 0.1%
Nordea Bank Finland PLC 3.028% due 04/09/09	400	400

Corporate Bonds and Notes - 20.9%
Abbott Laboratories 5.875% due 05/15/16	105	112
Ace Capital Trust II 9.700% due 04/01/30	175	196

40	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

AES Corp. (The) 9.500% due 06/01/09	125	129
Alamosa Delaware, Inc. 8.500% due 01/31/12	100	90
Alion Science and Technology Corp.
10.250% due 02/01/15	200	113
Allied Waste North America, Inc. Series B 7.125% due 05/15/16	90	90
American Electric Power Co., Inc.
Series C 5.375% due 03/15/10	35	36
American Express Bank FSB Series BKNT 6.000% due 09/13/17	400	390
American Express Centurion Bank
Series BKN1
6.000% due 09/13/17	400	388
Series BKNT
5.550% due 10/17/12	250	252
American Express Co. 7.000% due 03/19/18	325	341
American General Finance Corp.
Series MTN
4.875% due 05/15/10	225	225
6.900% due 12/15/17	400	391
American International Group, Inc.
4.700% due 10/01/10	20	20
5.375% due 10/18/11	195	198
5.050% due 10/01/15	265	258
6.250% due 03/15/87	150	122
Series MTN
5.850% due 01/16/18	900	883
Americo Life, Inc. (Å) 7.875% due 05/01/13	75	78
ANZ Capital Trust (Þ) 4.484% due 12/31/49	225	222
Appalachian Power Co. Series O 5.650% due 08/15/12	65	67
ArcelorMittal USA 6.500% due 04/15/14	210	216
Arizona Public Service Co.
5.800% due 06/30/14	100	98
6.250% due 08/01/16	150	148
AT&T Mobility LLC 6.500% due 12/15/11	120	127
AT&T, Inc.
4.950% due 01/15/13	200	201

	Principal Amount ($) or Shares	Market Value $
5.100% due 09/15/14	45	45
5.500% due 02/01/18	200	196
6.500% due 09/01/37	125	124
6.300% due 01/15/38 (Ñ)	975	943
Atmos Energy Corp. 6.350% due 06/15/17	65	66
BAE Systems Holdings, Inc. (Þ) 6.400% due 12/15/11	395	427
Bank of America Corp.
3.155% due 11/06/09 (Ê)	100	99
5.625% due 10/14/16	115	117
6.000% due 09/01/17	335	352
5.750% due 12/01/17	490	507
8.000% due 12/29/49 (ƒ)	2,500	2,503
Bank of America NA
Series BKNT (Ê)
2.901% due 06/12/09	700	696
3.080% due 06/15/16	200	173
Bank of New York Mellon Corp. (The)
Series MTN 5.125% due 11/01/11	215	223
Bear Stearns Cos., Inc. (The)
7.250% due 02/01/18	400	413
Series MTN
4.325% due 07/16/09 (Ê)	1,200	1,159
6.950% due 08/10/12	600	600
BellSouth Corp.
6.550% due 06/15/34	35	34
4.240% due 04/26/21 (Þ)	300	300
Bellsouth Telecommunications, Inc.
7.000% due 12/01/95	245	240
BNP Paribas Capital Trust (Å) 9.003% due 12/29/49	450	482
Boardwalk Pipelines, LP 5.875% due 11/15/16	225	226
Boeing Capital Corp. 6.100% due 03/01/11	50	53
Burlington Northern Santa Fe Corp.
5.650% due 05/01/17	105	105
6.875% due 12/01/27	25	26
6.750% due 03/15/29	10	10
California Steel Industries, Inc. 6.125% due 03/15/14	385	300
Cargill, Inc. (Þ) 5.200% due 01/22/13	250	252
Caterpillar Financial Services Corp.
4.300% due 06/01/10	170	173

Core Bond Fund	41

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series MTN
3.130% due 05/18/09 (Ê)	1,100	1,096
4.850% due 12/07/12	145	148
5.850% due 09/01/17	95	98
Catlin Insurance Co., Ltd. (Å) 7.249% due 12/31/49	100	83
CenterPoint Energy Houston Electric LLC
Series J2 5.700% due 03/15/13	110	115
CenterPoint Energy Resources Corp.
6.125% due 11/01/17	50	51
Series B
7.875% due 04/01/13	165	183
Chubb Corp.
6.375% due 03/29/37	175	163
6.000% due 05/11/37	95	85
CIT Group, Inc. Series MTN 6.875% due 11/01/09	45	39
Citigroup Capital XXI 8.300% due 12/21/57	100	99
Citigroup Funding, Inc.
Series MTN (Ê)
2.599% due 04/23/09	100	99
2.606% due 06/26/09	200	197
Citigroup, Inc.
2.701% due 12/28/09 (Ê)	400	392
6.500% due 01/18/11	100	104
5.500% due 08/27/12	200	201
5.850% due 07/02/13	425	431
4.700% due 05/29/15	50	47
5.850% due 08/02/16	55	53
6.000% due 08/15/17	400	394
6.125% due 11/21/17	405	404
6.125% due 08/25/36	300	263
6.875% due 03/05/38	325	325
Citizens Communications Co. 9.250% due 05/15/11	125	129
Clorox Co. 4.200% due 01/15/10	100	100
CNA Financial Corp. 6.500% due 08/15/16	125	126
Columbus Southern Power Co.
Series C
5.500% due 03/01/13	10	10

	Principal Amount ($) or Shares	Market Value $
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/22	125	152
Comcast Cable Holdings LLC
9.800% due 02/01/12	180	205
7.875% due 08/01/13	245	269
Comcast Corp.
5.500% due 03/15/11 (Ñ)	100	101
5.900% due 03/15/16	115	114
6.500% due 01/15/17	65	66
6.450% due 03/15/37	80	75
6.950% due 08/15/37	95	95
Comcast Holdings Corp.
10.625% due 07/15/12	125	148
Commonwealth Edison Co.
6.950% due 07/15/18	50	51
5.900% due 03/15/36 (Ñ)	75	68
6.450% due 01/15/38	40	39
Series 98
6.150% due 03/15/12	80	83
Series 105
5.400% due 12/15/11	125	127
Community Health Systems, Inc.
8.875% due 07/15/15	235	236
Countrywide Home Loans, Inc.
Series MTN (Ñ)
4.125% due 09/15/09	50	45
Series MTNK (Ñ)
5.625% due 07/15/09	75	69
COX Communications, Inc.
4.625% due 01/15/10	350	350
5.875% due 12/01/16 (Þ)	75	74
Credit Suisse USA, Inc.
4.875% due 08/15/10	65	67
5.500% due 08/15/13	45	47
4.875% due 01/15/15	55	54
CSC Holdings, Inc.
6.750% due 04/15/12	90	87
Series B
8.125% due 07/15/09	210	212
8.125% due 08/15/09	175	177
CVS Caremark Corp.
5.750% due 08/15/11	130	136
5.750% due 06/01/17	180	183
Daimler Finance North America LLC
6.500% due 11/15/13	215	227
Dayton Power & Light Co. (The)
5.125% due 10/01/13	135	140

42	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

DCP Midstream LLC
6.875% due 02/01/11	20	21
Delta Air Lines, Inc.
Series 00-1
7.570% due 11/18/10	205	204
Detroit Edison Co. (The)
6.350% due 10/15/32	50	51
Devon Financing Corp. ULC
7.875% due 09/30/31	100	123
Dex Media West LLC/Dex Media Finance Co.
Series B
9.875% due 08/15/13	245	213
Dominion Resources, Inc.
Series A
5.200% due 01/15/16	240	235
Series B
6.250% due 06/30/12	66	70
DPL, Inc.
6.875% due 09/01/11	193	206
Drummond Co., Inc. (Þ)
7.375% due 02/15/16	160	146
Echostar DBS Corp.
7.125% due 02/01/16	125	117
El Paso Corp. Series MTN
8.050% due 10/15/30	200	209
El Paso Natural Gas Co.
7.500% due 11/15/26	100	103
Eli Lilly & Co.
5.200% due 03/15/17	305	314
Energy Future Holdings Corp. (Þ) 10.875% due 11/01/17	75	76
Energy Transfer Partners, LP
5.950% due 02/01/15	325	319
6.700% due 07/01/18	200	201
Enterprise Products Operating LLC
6.500% due 01/31/19	100	100
Enterprise Products Operating, LP
4.950% due 06/01/10	125	128
8.375% due 08/01/66	100	97
Exelon Generation Co. LLC 6.200% due 10/01/17	40	40
FedEx Corp. 7.600% due 07/01/97	75	91
Fifth Third Bancorp 8.250% due 03/01/38	1,100	1,121

	Principal Amount ($) or Shares	Market Value $
FirstEnergy Corp.
Series B
6.450% due 11/15/11	280	293
Series C
7.375% due 11/15/31	125	136
Fiserv, Inc. 6.125% due 11/20/12	200	206
Florida Power & Light Co. 5.950% due 02/01/38	60	60
Ford Motor Credit Co. LLC 7.875% due 06/15/10	200	174
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/17	485	515
FTI Consulting, Inc.
7.625% due 06/15/13	50	51
7.750% due 10/01/16	140	145
General Electric Capital Corp.
6.375% due 11/15/67	1,900	1,859
Series GMTN
5.500% due 04/28/11	220	231
Series MTN (Ê)
3.274% due 10/26/09	500	495
3.964% due 01/20/10	200	199
Series MTNA
5.450% due 01/15/13	405	424
General Electric Co. 5.250% due 12/06/17	150	150
Goldman Sachs Group, Inc. (The)
6.875% due 01/15/11	395	422
5.350% due 01/15/16	410	400
5.625% due 01/15/17	80	77
6.250% due 09/01/17	600	604
6.750% due 10/01/37	935	870
GrafTech Finance, Inc. 10.250% due 02/15/12	47	49
Harrah’s Operating Co., Inc. 5.500% due 07/01/10	365	319
Hawaiian Telcom Communications, Inc. (Ê)
Series B
10.318% due 05/01/13	240	125
HCA, Inc.
9.125% due 11/15/14	125	129
9.250% due 11/15/16	235	244
HCP, Inc. Series MTN 5.950% due 09/15/11	300	291

Core Bond Fund	43

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Historic TW, Inc.
8.050% due 01/15/16	195	208
6.625% due 05/15/29	10	9
Home Depot, Inc. 5.400% due 03/01/16	35	33
HSBC Finance Corp.
3.954% due 10/21/09 (Ê)	100	97
2.981% due 03/12/10 (Ê)	300	288
6.375% due 11/27/12	150	152
5.000% due 06/30/15	110	104
Series MTN1 (Ê)
3.346% due 05/10/10	100	92
Idearc, Inc. (Ñ) 8.000% due 11/15/16	125	81
ING Capital Funding Trust III (ƒ) 8.439% due 12/29/49	275	274
Inmarsat Finance PLC
(Step Up, 10.375%, 11/15/08) Zero coupon due 11/15/12	125	121
International Business Machines Corp.
7.125% due 12/01/96	230	251
International Lease Finance Corp.
Series MTN
4.950% due 02/01/11	100	99
5.625% due 09/20/13	80	78
International Paper Co. 5.850% due 10/30/12	510	511
iPCS, Inc. (Ê) 5.364% due 05/01/13	35	27
iStar Financial, Inc. Series B 5.125% due 04/01/11	200	154
Jersey Central Power & Light Co.
5.625% due 05/01/16	90	89
Johnson & Johnson
5.550% due 08/15/17	75	81
5.950% due 08/15/37	40	42
JPMorgan Chase & Co.
6.000% due 01/15/18	740	772
Series MTN
5.375% due 01/15/14	170	174
JPMorgan Chase Bank Series EMTN 6.000% due 05/22/45	860	755
JPMorgan Chase Bank NA
5.875% due 06/13/16	70	72
Series BKNT
6.000% due 10/01/17	400	417

	Principal Amount ($) or Shares	Market Value $
Kellogg Co. Series B 6.600% due 04/01/11	445	480
Kerr-McGee Corp. 6.950% due 07/01/24	125	133
Kinder Morgan Energy Partners, LP
5.950% due 02/15/18	700	693
Kraft Foods, Inc.
5.625% due 11/01/11	460	469
6.500% due 08/11/17	100	103
6.125% due 02/01/18	200	200
Kroger Co. (The) 7.500% due 04/01/31	25	27
L-3 Communications Corp.
6.125% due 01/15/14	145	141
Series B
6.375% due 10/15/15	125	122
Lehman Brothers Holdings, Inc.
Series MTN
4.793% due 04/03/09 (Ê)	400	381
3.233% due 05/25/10 (Ê)	200	179
5.250% due 02/06/12	85	82
5.625% due 01/24/13	375	365
6.200% due 09/26/14	375	370
5.500% due 04/04/16	150	141
Level 3 Communications, Inc. 6.000% due 03/15/10	60	48
Level 3 Financing, Inc. 12.250% due 03/15/13	150	135
M&T Bank Corp. 5.375% due 05/24/12	290	284
Mandalay Resort Group 6.500% due 07/31/09	90	90
Manufacturers & Traders Trust Co.
5.585% due 12/28/20	84	78
Mashantucket Western Pequot Tribe (Þ)
8.500% due 11/15/15	235	207
Merrill Lynch & Co., Inc.
5.450% due 02/05/13	200	197
6.050% due 05/16/16	85	81
5.700% due 05/02/17	65	62
6.400% due 08/28/17 (Ñ)	435	429
Series MTN
3.178% due 05/08/09 (Ê)	900	885
6.050% due 08/15/12	290	295
Series MTN1 (Ê)
3.138% due 12/04/09	200	195

44	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

MetLife, Inc.
6.125% due 12/01/11	205	220
6.400% due 12/15/36	100	79
Metropolitan Life Global Funding I (Ê)(Þ)
Series MTN 3.110% due 05/17/10	400	392
MGM Mirage 6.750% due 09/01/12	215	199
Midamerican Energy Holdings Co.
6.125% due 04/01/36	150	145
5.750% due 04/01/18 (Å)	125	126
Miller Brewing Co. (Þ) 5.500% due 08/15/13	110	117
Mohegan Tribal Gaming Authority (Ñ)
8.000% due 04/01/12	125	114
Morgan Stanley
3.212% due 05/07/09 (Ê)	300	295
5.375% due 10/15/15	125	119
Series GMTN
5.750% due 08/31/12	125	127
Series MTN
4.348% due 01/15/10 (Ê)	300	287
5.550% due 04/27/17	70	66
6.250% due 08/28/17	100	99
5.950% due 12/28/17	505	488
6.625% due 04/01/18	350	350
Natexis Ambs Co. LLC (ƒ)(Þ) 8.440% due 12/29/49	120	122
National Rural Utilities Cooperative Finance Corp.
5.450% due 04/10/17	175	175
5.450% due 02/01/18	65	65
Nelnet, Inc. 7.400% due 09/29/36	125	81
Nevada Power Co. Series L 5.875% due 01/15/15	100	98
New Cingular Wireless Services, Inc.
7.875% due 03/01/11	150	163
8.750% due 03/01/31	85	103
News America Holdings, Inc.
7.750% due 12/01/45	65	69
7.900% due 12/01/95	90	95
8.250% due 10/17/96	20	22
News America, Inc. 6.650% due 11/15/37	225	227

	Principal Amount ($) or Shares	Market Value $
NGPL PipeCo LLC (Þ) 6.514% due 12/15/12	200	208
Nisource Finance Corp.
7.875% due 11/15/10	125	136
6.400% due 03/15/18	145	145
Noranda Aluminium Acquisition Corp. (Ê)(Þ)
8.738% due 05/15/15	130	102
Norfolk Southern Corp.
7.700% due 05/15/17	20	23
7.050% due 05/01/37	90	98
7.900% due 05/15/97	415	470
Ohio Power Co. Series F 5.500% due 02/15/13	20	21
ONEOK Partners, LP
6.650% due 10/01/36	100	97
6.850% due 10/15/37	100	99
Pacific Gas & Electric Co.
4.200% due 03/01/11	60	60
6.050% due 03/01/34	95	93
PAETEC Holding Corp. 9.500% due 07/15/15	305	281
PartnerRe Finance II 6.440% due 12/01/66	50	43
Phoenix Life Insurance Co. (Þ) 7.150% due 12/15/34	150	153
PNC Bank NA (Ñ) Series BKNT 6.875% due 04/01/18	250	254
Pride International, Inc. 7.375% due 07/15/14	240	250
Progress Energy, Inc.
7.100% due 03/01/11	77	83
5.625% due 01/15/16	40	41
Prudential Financial, Inc. Series MTN 6.000% due 12/01/17	110	111
Qwest Corp. 7.625% due 06/15/15	100	98
Range Resources Corp. 7.500% due 05/15/16	65	67
Raytheon Co. 6.750% due 03/15/18	90	100
RBS Capital Trust III (ƒ) 5.512% due 09/29/49	200	164
Reckson Operating Partnership, LP
5.150% due 01/15/11	92	91

Core Bond Fund	45

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Reinsurance Group of America, Inc.
6.750% due 12/15/65	75	66
Residential Capital LLC 8.375% due 06/30/10	200	101
Rohm & Haas Co. 6.000% due 09/15/17	100	102
Rural Cellular Corp.
9.875% due 02/01/10	170	175
8.250% due 03/15/12	105	108
Ryerson, Inc. (Þ) 12.000% due 11/01/15	225	213
Safeway, Inc. 7.250% due 02/01/31	20	21
SB Treasury Co. LLC (Å) 9.400% due 12/29/49	350	355
Schering-Plough Corp. 5.550% due 12/01/13	200	207
Simon Property Group, LP
5.600% due 09/01/11	200	200
6.100% due 05/01/16	130	125
SLM Corp.
Series MTN
5.400% due 10/25/11	100	81
5.125% due 08/27/12	75	58
Southern California Edison Co. Series 08-A 5.950% due 02/01/38	95	95
Southern Natural Gas Co. 7.350% due 02/15/31	75	77
Sprint Capital Corp.
7.625% due 01/30/11	350	324
8.750% due 03/15/32	110	93
Sprint Nextel Corp. 6.000% due 12/01/16	320	249
SPX Corp. (Þ) 7.625% due 12/15/14	60	62
State Street Capital Trust III (ƒ) 8.250% due 12/29/49	200	201
Swiss Re Capital I, LP (Þ) 6.854% due 05/29/49	225	209
Symetra Financial Corp. (Å) 6.125% due 04/01/16	150	140
Target Corp. 5.125% due 01/15/13	400	410
Temple-Inland, Inc. 7.875% due 05/01/12	202	211
Tennessee Gas Pipeline Co. (Ñ) 7.000% due 10/15/28	50	50

	Principal Amount ($) or Shares	Market Value $
TEPPCO Partners, LP 6.650% due 04/15/18	250	253
Time Warner Cable, Inc.
5.400% due 07/02/12	370	364
5.850% due 05/01/17	155	148
6.550% due 05/01/37 (Ñ)	75	71
Time Warner, Inc. 5.875% due 11/15/16	400	380
Travelers Cos., Inc. (The)
Series MTN
5.375% due 06/15/12	40	42
6.250% due 06/15/37	100	93
Travelport LLC 11.875% due 09/01/16	85	72
Unilever Capital Corp. 5.900% due 11/15/32	130	132
Union Electric Co. 6.400% due 06/15/17	205	215
Union Pacific Corp.
6.125% due 01/15/12	120	127
5.700% due 08/15/18	400	398
Union Planters Corp. 7.750% due 03/01/11	50	53
United States Steel Corp.
5.650% due 06/01/13	35	34
6.050% due 06/01/17	95	88
6.650% due 06/01/37	40	34
United Technologies Corp. 5.375% due 12/15/17	145	149
UnitedHealth Group, Inc.
5.250% due 03/15/11	95	97
4.875% due 02/15/13	200	198
6.000% due 06/15/17	35	34
6.500% due 06/15/37	45	41
Verizon Communications, Inc.
4.753% due 04/03/09 (Ê)	500	495
6.400% due 02/15/38	175	170
Verizon Global Funding Corp. 6.875% due 06/15/12	1,400	1,509
Wachovia Capital Trust III 5.800% due 03/15/42	125	89
Wachovia Corp.
5.625% due 10/15/16	100	95
5.750% due 06/15/17	155	150
5.750% due 02/01/18	500	490
7.980% due 12/31/49 (ƒ)	3,100	3,046
Wachovia Mortgage FSB (Ê) Series BKNT 3.168% due 05/08/09	1,000	1,001

46	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Wells Fargo & Co.
5.250% due 10/23/12	135	140
4.375% due 01/31/13	450	448
4.950% due 10/16/13	65	66
5.625% due 12/11/17	1,005	1,028
Wells Fargo Bank NA 5.750% due 05/16/16	140	144
Weyerhaeuser Co. 6.750% due 03/15/12	350	368
Windstream Corp. 8.625% due 08/01/16	375	368
Wyeth
6.950% due 03/15/11	285	308
5.500% due 03/15/13	140	148
5.950% due 04/01/37	140	137
Xerox Corp. 5.500% due 05/15/12	185	187

		74,947

International Debt - 5.7%
Abbey National PLC (ƒ) Step Up, 7.730%, 06/15/08 6.700% due 06/29/49	150	145
Altos Hornos de Mexico SA de CV (ø)
Series A 11.375% due 04/30/49	275	165
America Movil SAB de CV 5.500% due 03/01/14	100	101
Argentina Bonos
3.092% due 08/03/12 (Ê)	440	234
Series VII
7.000% due 09/12/13	600	491
Aspen Insurance Holdings, Ltd. 6.000% due 08/15/14	50	53
AstraZeneca PLC 5.900% due 09/15/17	100	106
AXA SA (Þ) 6.463% due 12/31/49	100	80
Bank of Scotland PLC (Ê)(Þ) Series MTN 4.038% due 07/17/09	300	300
Barclays Bank PLC
5.450% due 09/12/12	1,300	1,332
6.050% due 12/04/17 (Þ)	200	195
BNP Paribas (ƒ)(Þ) 5.186% due 06/29/49	300	252
British Telecommunications PLC
8.625% due 12/15/10	300	330

	Principal Amount ($) or Shares	Market Value $
9.125% due 12/15/30	5	6
Canadian Natural Resources, Ltd.
5.150% due 02/01/13	100	102
5.700% due 05/15/17	75	76
6.500% due 02/15/37	170	168
CIT Group Funding Co. of Canada
5.600% due 11/02/11	80	65
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/09	200	217
Conoco Funding Co. 6.350% due 10/15/11	340	370
Deutsche Bank AG (Ñ) 6.000% due 09/01/17	600	625
Deutsche Telekom International Finance BV
8.000% due 06/15/10	60	64
5.375% due 03/23/11	75	76
8.250% due 06/15/30 (Ñ)	180	216
Diageo Capital PLC 5.750% due 10/23/17	80	82
DnB NOR Bank ASA (Ê)(Þ) 4.447% due 10/13/09	1,000	1,001
Egypt Government AID Bonds 4.450% due 09/15/15	295	306
EnCana Corp. 6.500% due 02/01/38	225	223
Endurance Specialty Holdings, Ltd.
6.150% due 10/15/15	100	104
Enel Finance International SA (Þ) 6.250% due 09/15/17	600	623
Export-Import Bank of China (Þ) 4.875% due 07/21/15	110	110
Export-Import Bank of Korea
5.125% due 02/14/11	100	102
5.500% due 10/17/12	100	103
Federative Republic of Brazil 6.000% due 01/17/17	450	459
FMG Finance Pty, Ltd. (Þ) 10.625% due 09/01/16	485	546
Gaz Capital SA (Þ) 6.212% due 11/22/16	115	106
HSBC Holdings PLC
6.500% due 05/02/36	175	169
6.500% due 09/15/37	100	95
Inco, Ltd. 5.700% due 10/15/15	175	171
Intelsat Subsidiary Holding Co., Ltd.
8.625% due 01/15/15	300	302

Core Bond Fund	47

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Intergen NV (Þ) 9.000% due 06/30/17	210	219
Ispat Inland ULC 9.750% due 04/01/14	689	741
Koninklijke Philips Electronics NV
5.750% due 03/11/18	15	15
6.875% due 03/11/38	45	48
Korea Development Bank (Ê) 4.843% due 04/03/10	900	898
Korea Electric Power Corp. (Þ) 5.125% due 04/23/34	60	60
Lukoil International Finance BV (Þ)
6.356% due 06/07/17	340	315
Marathon Oil Canada Corp. 8.375% due 05/01/12	250	281
Mizuho Financial Group Cayman, Ltd. (Þ)
5.790% due 04/15/14	100	105
MUFG Capital Finance 1, Ltd. 6.346% due 07/25/99	200	163
Peruvian Government International Bond
8.375% due 05/03/16	160	191
Petrobras International Finance Co.
8.375% due 12/10/18	170	195
Province of Quebec Canada Series PJ 6.125% due 01/22/11	390	424
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Þ)
5.298% due 09/30/20	75	73
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ)
5.838% due 09/30/27	250	228
Resona Bank, Ltd. (ƒ)(Þ) 5.850% due 09/29/49	255	212
Resona Preferred Global Securities Cayman, Ltd. (Þ)
7.191% due 12/29/49	325	284
Rogers Wireless, Inc. 6.375% due 03/01/14	365	362
Royal Bank of Scotland Group PLC
9.118% due 03/31/49 (ƒ)	700	706
6.990% due 10/29/49 (ƒ)(Þ)	450	382
Russia Government International Bond (Þ)
7.500% due 03/31/30	282	325

	Principal Amount ($) or Shares	Market Value $
Santander Perpetual SA Unipersonal (ƒ)(Þ)
6.671% due 10/29/49	300	270
Sanwa Finance Aruba AEC 8.350% due 07/15/09	135	142
SMFG Preferred Capital USD 1, Ltd. (Þ)
6.078% due 01/29/49	100	78
Sumitomo Mitsui Banking Corp. (ƒ)(Þ)
5.625% due 07/29/49	400	338
Systems 2001 AT LLC (Þ) 7.156% due 12/15/11	84	90
Telecom Italia Capital SA
4.875% due 10/01/10	150	148
6.200% due 07/18/11	255	253
5.250% due 10/01/15	150	136
Telefonica Emisiones SAU
2.842% due 06/19/09 (Ê)	300	292
6.221% due 07/03/17	90	91
TNK-BP Finance SA (Þ) 7.500% due 03/13/13	110	107
Transocean, Inc.
6.000% due 03/15/18	130	134
6.800% due 03/15/38	150	153
Tyco Electronics Group SA (Þ) 6.000% due 10/01/12	50	51
Tyco International Group SA 6.750% due 02/15/11	210	221
UBS AG Series DPNT 5.875% due 12/20/17	400	409
UFJ Finance Aruba AEC 6.750% due 07/15/13	35	39
Vale Overseas, Ltd.
6.250% due 01/11/16	35	35
6.250% due 01/23/17	120	120
Vedanta Resources PLC (Þ) 6.625% due 02/22/10	245	240
Vodafone Group PLC 6.150% due 02/27/37	125	117
VTB 24 Capital PLC (Ê) Series EMTN 3.820% due 12/07/09	100	96
VTB Capital SA (Þ) 6.609% due 10/31/12	130	126
Westfield Capital Corp., Ltd. (Þ) 5.125% due 11/15/14	125	114

48	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Westfield Group (Þ) 5.400% due 10/01/12	125	122
Xstrata Canada Corp.
7.250% due 07/15/12	50	54
6.000% due 10/15/15	45	44

		20,518

Loan Agreements - 0.7%
Adam Aircraft, Term Loan (Å) 15.130% due 05/01/12	54	6
Flextronics International, Ltd., Delayed Draw Term Loan A
7.455% due 10/15/14	41	39
Flextronics International, Ltd., Term Loan A
7.394% due 10/01/14	135	122
7.396% due 10/03/14	9	8
NRG Energy, Inc. Term Loan B 6.480% due 02/01/13	1,579	1,500
Starbound Reinsurance, Ltd., Term B II Loan
6.090% due 08/20/09	420	412
Texas Competitive Electric Holdings Company LLC, Term Loan B2
6.478% due 10/10/14	32	29
6.596% due 10/10/14	192	175
Zuffa, Term Loan B 4.625% due 06/28/12	239	155

		2,446

Mortgage-Backed Securities - 63.5%
ABN Amro Mortgage Corp. Series 2003-13 Class A3 5.500% due 01/25/34	1,634	1,291
Adjustable Rate Mortgage Trust
Series 2004-5 Class 2A1
4.994% due 04/25/35	84	81
Series 2005-3 Class 8A2 (Ê)
2.839% due 07/25/35	161	118
American Home Mortgage Investment Trust (Ê)
Series 2004-4 Class 4A
4.390% due 02/25/45	123	112
Series 2005-2 Class 5A2
2.749% due 09/25/35	17	17

	Principal Amount ($) or Shares	Market Value $
Banc of America Alternative Loan Trust
Series 2003-2 Class CB2 (Ê)
3.099% due 04/25/33	84	77
Series 2003-10 Class 2A2 (Ê)
3.049% due 12/25/33	201	184
Series 2006-5 Class CB17
6.000% due 06/25/36	214	203
Banc of America Commercial Mortgage, Inc.
Series 2004-3 Class A3
4.875% due 06/10/39	252	252
Series 2004-4 Class A3
4.128% due 07/10/42	710	701
Series 2005-2 Class A4
4.783% due 07/10/43	333	324
Series 2005-3 Class A2
4.501% due 07/10/43	150	148
Series 2005-5 Class A4
5.115% due 10/10/45	500	494
Series 2006-1 Class A4
5.372% due 09/10/45	280	276
Series 2006-2 Class A4
5.740% due 05/10/45	200	202
Banc of America Funding Corp.
Series 2005-D Class A1 (Ê)
4.113% due 05/25/35	139	130
Series 2006-3 Class 5A8
5.500% due 03/25/36	475	445
Series 2006-A Class 3A2
5.873% due 02/20/36	178	144
Series 2006-A Class 4A1 (Ê)
5.569% due 02/20/36	461	431
Banc of America Mortgage Securities, Inc.
Series 2003-9 Class 1A12 (Ê)
3.049% due 12/25/33	392	376
Series 2004-1 Class 5A1
6.500% due 09/25/33	15	15
Series 2004-2 Class 1A9 (Ê)
3.049% due 03/25/34	200	189
Series 2004-11 Class 2A1
5.750% due 01/25/35	402	404
Series 2005-H Class 2A5 (Ê)
4.806% due 09/25/35	220	199
Series 2005-L Class 3A1 (Ê)
5.465% due 01/25/36	235	219
Series 2006-2 Class A15
6.000% due 07/25/36	256	256

Core Bond Fund	49

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-B Class 1A1 (Ê)
6.158% due 11/20/36	138	138
Series 2007-3 Class 1A1
6.000% due 09/25/37	891	896
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-1 Class 6A1
5.031% due 04/25/33	63	61
Series 2003-8 Class 4A1
4.617% due 01/25/34	126	118
Series 2004-1 Class 21A1
4.452% due 04/25/34	106	93
Series 2004-9 Class 22A1 (Ê)
4.777% due 11/25/34	94	91
Series 2005-2 Class A1 (Ê)
4.125% due 03/25/35	1,608	1,537
Series 2005-3 Class 2A1
5.073% due 06/25/35	306	298
Bear Stearns Alt-A Trust
Series 2005-4 Class 23A1
5.371% due 05/25/35	234	202
Series 2005-7 Class 22A1
5.706% due 09/25/35	111	91
Bear Stearns Alt-A Trust II Series 2007-1 Class 1A1 6.269% due 09/25/47	926	752
Bear Stearns Mortgage Funding Trust (Ê)
Series 2006-AR2 Class 1A1
2.799% due 09/25/36	899	681
Series 2006-AR2 Class 2A1
2.829% due 10/25/36	862	606
Chase Mortgage Finance Corp.
Series 2003-S8 Class A1
4.500% due 09/25/18	152	150
Series 2006-S4 Class A3
6.000% due 12/25/36	253	252
Series 2006-S4 Class A4
6.000% due 12/25/36	145	145
Series 2007-A1 Class 1A3
4.353% due 02/25/37	805	772
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11 Class A2A (Ê)
4.700% due 12/25/35	78	76
Series 2007-AR8 Class 2A1A
5.920% due 08/25/37	232	220

	Principal Amount ($) or Shares	Market Value $
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A4
5.226% due 07/15/44	1,340	1,338
Series 2006-CD3 Class A5
5.617% due 10/15/48	190	189
Citimortgage Alternative Loan Trust
Series 2006-A3 Class 1A5 6.000% due 07/25/36	150	149
Commercial Mortgage Pass Through Certificates
Series 2007-C9 Class A4 5.816% due 12/10/49	360	360
Countrywide Alternative Loan Trust
Series 2005-32T Class A7 (Ê)
2.849% due 08/25/35	155	148
Series 2005-J8 Class 1A3
5.500% due 07/25/35	205	192
Series 2005-J13 Class 2A3
5.500% due 11/25/35	138	133
Series 2006-9T1 Class A7
6.000% due 05/25/36	109	101
Series 2006-43C Class 1A7
6.000% due 02/25/37	307	297
Series 2006-J2 Class A3
6.000% due 04/25/36	165	160
Series 2006-OA1 Class 4A1 (Ê)
2.789% due 08/25/46	666	499
Series 2006-OA1 Class A1 (Ê)
2.716% due 02/20/47	792	594
Series 2007-J2 Class 2A1
6.000% due 07/25/37	265	234
Series 2007-OA1 Class A1A (Ê)
5.706% due 04/25/43	984	772
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-8 Class A2 (Ê)
3.099% due 05/25/18	172	171
Series 2003-52 Class A1
4.503% due 02/19/34	280	266
Series 2004-16 Class 1A1 (Ê)
2.999% due 09/25/34	175	142
Series 2004-22 Class A3
4.800% due 11/25/34	237	222
Series 2004-HYB Class 1A1
4.723% due 02/20/35	403	390
Series 2004-HYB Class A2
4.552% due 11/20/34	99	87

50	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-3 Class 1A2 (Ê)
2.889% due 04/25/35	30	24
Series 2005-HYB Class 2A1
4.901% due 08/20/35	403	328
Series 2005-HYB Class 3A2A (Ê)
5.250% due 02/20/36	73	60
Series 2006-OA5 Class 2A1 (Ê)
2.799% due 04/25/46	750	562
Series 2007-18 Class 2A1
6.500% due 09/25/37	273	274
Series 2007-HY1 Class 1A2
5.691% due 04/25/37	96	87
CS First Boston Mortgage Securities Corp.
Series 1998-C1 Class A1B
6.480% due 05/17/40	7	7
Series 1998-C2 Class A2
6.300% due 11/15/30	60	60
Series 2005-9 Class 2A1
5.500% due 10/25/35	451	441
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2005-AR1 Class 2A3 4.977% due 08/25/35	465	364
DLJ Commercial Mortgage Corp. Series 1999-CG1 Class S Interest only STRIP 0.813% due 03/10/32	3,233	27
Fannie Mae
5.200% due 2012	209	215
6.000% due 2016	15	16
5.000% due 2017	510	516
5.241% due 2017 (Ê)	47	46
6.000% due 2017	86	88
4.000% due 2018	784	770
4.500% due 2018	1,487	1,486
5.000% due 2018	218	221
4.500% due 2019	169	169
5.000% due 2019	1,098	1,112
6.000% due 2019	464	479
4.500% due 2020	377	377
5.000% due 2020	1,439	1,456
5.500% due 2020	203	208
6.000% due 2020	584	603
5.000% due 2021	1,311	1,326
5.500% due 2021	414	423
5.500% due 2022	358	366
4.500% due 2023	2,400	2,393
6.500% due 2024	502	523

	Principal Amount ($) or Shares	Market Value $
6.000% due 2026	1,075	1,105
6.000% due 2027	522	537
7.000% due 2027	83	87
6.000% due 2028	33	35
5.500% due 2029	94	95
6.000% due 2032	529	546
7.000% due 2032	176	185
3.912% due 2033 (Ê)	238	244
5.000% due 2033	571	566
5.203% due 2033 (Ê)	110	112
5.500% due 2033	2,543	2,572
6.000% due 2033	193	198
5.000% due 2034	662	658
5.500% due 2034	4,037	4,086
5.000% due 2035	598	593
5.500% due 2035	19,398	19,623
6.000% due 2035	160	164
5.000% due 2036	44	44
5.357% due 2036 (Ê)	426	429
5.500% due 2036	879	888
6.000% due 2036	8,350	8,559
6.500% due 2036	109	113
7.000% due 2036	24	26
5.000% due 2037	4,874	4,828
5.500% due 2037	10,838	10,950
5.557% due 2037 (Ê)	286	290
6.000% due 2037	3,449	3,536
6.500% due 2037	1,363	1,400
7.000% due 2037	18,413	19,340
7.500% due 2037	1,906	2,017
5.500% due 2038	2,000	2,021
6.500% due 2038	1,000	1,037
7.000% due 2038	990	1,040
7.500% due 2038	998	1,056
Series 2003-343 Class 6
Interest Only STRIP
5.000% due 10/01/33	260	50
Series 2003-345 Class 18
Interest Only STRIP
4.500% due 12/01/18	694	99
Series 2003-345 Class 19
Interest Only STRIP
4.500% due 01/01/19	775	110
Series 2004-353 Class 2
Interest Only STRIP
5.000% due 08/01/34	551	127
Series 2004-356 Class 35
Interest Only STRIP
4.500% due 03/01/20	133	20

Core Bond Fund	51

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-356 Class 36
Interest Only STRIP
4.500% due 03/01/20	227	33
Series 2005-365 Class 12
Interest Only STRIP
5.500% due 12/01/35	1,024	221
Series 2006-369 Class 8
Interest Only STRIP
5.500% due 04/01/36	208	42
Series 2006-370 Class 2
Interest Only STRIP
6.000% due 05/25/36	8	2
Series 2006-372 Class 2
Interest Only STRIP
6.000% due 08/01/36	680	130
Series 2006-377 Class 2
Interest Only STRIP
5.000% due 10/01/36	759	168
15 Year TBA (Ï)
4.500%	340	338
5.000%	1,210	1,221
30 Year TBA (Ï)
5.000%	4,730	4,676
5.500%	17,750	17,916
6.000%	3,110	3,186
6.500%	11,995	12,425
Fannie Mae REMICS
Series 1992-10 Class ZD
8.000% due 11/25/21	14	14
Series 1999-56 Class Z
7.000% due 12/18/29	99	105
Series 2003-32 Class FH (Ê)
2.999% due 11/25/22	309	311
Series 2003-35 Class FY (Ê)
2.999% due 05/25/18	396	394
Series 2003-78 Class FI (Ê)
2.999% due 01/25/33	310	300
Series 2004-21 Class FL (Ê)
2.949% due 11/25/32	153	148
Series 2005-36 Class AI
Interest Only STRIP
5.500% due 10/25/26	233	11
Series 2005-79 Class FC (Ê)
2.906% due 02/25/22	143	142
Series 2006-48 Class LG
Zero coupon due 06/25/36	70	55
Fannie Mae Whole Loan Series 2003-W1 Class 1A1 6.500% due 12/25/42	39	41

	Principal Amount ($) or Shares	Market Value $
Federal Home Loan Mortgage Corp. Structured Pass Through Securities (Ê)
Series 2005-63 Class 1A1 5.722% due 02/25/45	33	31
First Horizon Alternative Mortgage Securities
Series 2004-AA3 Class A1 (Ê)
5.297% due 09/25/34	51	49
Series 2006-AA5 Class A2 (Ê)
6.519% due 09/25/36	145	99
Series 2006-FA3 Class A6
6.000% due 07/25/36	223	214
First Horizon Asset Securities, Inc. (Ê)
Series 2004-AR6 Class 2A1
4.750% due 12/25/34	44	42
Series 2005-AR5 Class 3A1
5.535% due 10/25/35	114	106
Freddie Mac
6.000% due 2016	24	25
5.000% due 2018	625	633
4.000% due 2019	1,596	1,566
5.000% due 2019	710	721
5.000% due 2020	1,292	1,309
5.500% due 2020	754	772
7.266% due 2030 (Ê)	1	2
5.000% due 2033	200	198
6.881% due 2034 (Ê)	89	91
5.870% due 2036 (Ê)	111	113
5.926% due 2036 (Ê)	222	226
5.969% due 2036 (Ê)	139	141
5.509% due 2037 (Ê)	164	167
5.532% due 2037 (Ê)	427	433
5.698% due 2037 (Ê)	88	89
5.706% due 2037 (Ê)	608	613
5.729% due 2037 (Ê)	248	250
5.783% due 2037 (Ê)	198	200
5.818% due 2037 (Ê)	187	190
5.855% due 2037 (Ê)	68	69
5.872% due 2037 (Ê)	89	90
6.000% due 2037	1,933	1,984
5.500% due 2038	2,000	2,022
30 Year TBA (Ï)
5.000%	215	213
5.500%	3,520	3,554
6.000%	120	123
Freddie Mac REMICS
Series 2000-226 Class F (Ê)
3.268% due 11/15/30	16	16

52	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-256 Class FJ (Ê)
3.218% due 02/15/33	134	130
Series 2003-258 Class IG
Interest Only STRIP
4.500% due 10/15/16	104	8
Series 2003-262 Class AB
2.900% due 11/15/14	212	211
Series 2004-276 Class IP
Interest Only STRIP
5.500% due 07/15/23	109	2
Series 2004-281 Class DF (Ê)
3.268% due 06/15/23	115	114
Series 2005-292 Class IG
Interest Only STRIP
5.000% due 04/15/23	162	24
Series 2005-294 Class FA (Ê)
2.988% due 03/15/20	221	218
Series 2005-299 Class KF (Ê)
3.218% due 06/15/35	73	72
Series 2005-301 Class IM
Interest Only STRIP
5.500% due 01/15/31	156	13
Series 2006-313 Class FP (Ê)(ß)
Zero coupon due 04/15/36	152	146
Series 2006-317 Class XI (Ê)(ß)
Principal Only STRIP
Zero coupon due 10/15/35	159	4
Series 2006-323 Class PA
6.000% due 03/15/26	265	271
Series 2007-330 Class GL (Ê)(ß)
19.029% due 04/15/37	76	94
Series 2007-333 Class AF (Ê)
2.968% due 10/15/20	1,907	1,842
Series 2007-333 Class BF (Ê)
2.968% due 07/15/19	345	334
Series 2007-333 Class FT (Ê)
2.968% due 08/15/19	1,371	1,327
Series 2007-334 Class FA (Ê)
3.048% due 02/15/19	1,334	1,325
Ge Capital Commercial Mortgage Corp.
Series 2007-C1 Class A4 5.543% due 12/10/49	355	347
Ginnie Mae I
6.000% due 2029	12	13
6.000% due 2036	450	466
6.000% due 2037	472	488
30 Year TBA (Ï)
5.500%	1,220	1,244
6.500%	2,000	2,079

	Principal Amount ($) or Shares	Market Value $
Ginnie Mae II (Ê)
6.400% due 2026	193	197
5.600% due 2027	12	12
5.800% due 2032	78	79
GMAC Commercial Mortgage Securities, Inc.
Series 1999-C2 Class A2 6.945% due 09/15/33	188	190
GMAC Mortgage Corp. Loan Trust (Ê)
Series 2004-JR1 Class A6 3.049% due 12/25/33	94	90
Government National Mortgage Association (Ê)
Series 1999-40 Class FE
3.368% due 11/16/29	111	109
Series 2000-29 Class F
3.036% due 09/20/30	21	21
Greenwich Capital Commercial Funding Corp.
Series 2003-C2 Class A2
4.022% due 01/05/36	200	198
Series 2004-GG1 Class A7
5.317% due 06/10/36	465	464
Series 2007-GG9 Class A4
5.444% due 03/10/39	215	209
GS Mortgage Securities Corp. II
Series 2006-GG6 Class A4
5.553% due 04/10/38	320	319
Series 2006-GG8 Class AAB
5.535% due 11/10/39	200	198
Series 2007-GG1 Class A4
5.799% due 08/10/45	645	644
GSR Mortgage Loan Trust Series 2005-AR7 Class 6A1 5.250% due 11/25/35	258	230
Harborview Mortgage Loan Trust
Series 2005-4 Class 3A1
5.137% due 07/19/35	181	173
Series 2005-14 Class 3A1A
5.298% due 12/19/35	104	100
Series 2005-16 Class 3A1A (Ê)
2.809% due 01/19/36	430	339
Indymac Index Mortgage Loan Trust
Series 2005-AR1 Class A1
5.441% due 09/25/35	671	499
Series 2006-AR2 Class A2 (Ê)
2.679% due 11/25/36	107	103

Core Bond Fund	53

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIB Class A2
6.244% due 04/15/35	99	100
Series 2004-LN2 Class A1
4.475% due 07/15/41	335	326
Series 2005-LDP Class A3A1
4.871% due 10/15/42	210	205
Series 2005-LDP Class A4
4.918% due 10/15/42	325	317
5.179% due 12/15/44	390	389
Series 2006-CB1 Class A4
5.552% due 05/12/45	220	218
Series 2006-LDP Class A3
5.336% due 05/15/47	305	296
Series 2006-LDP Class A3B
5.447% due 05/15/45	250	236
Series 2006-LDP Class A4
5.875% due 04/15/45	650	661
5.399% due 05/15/45	290	284
Series 2007-CB1 Class A4
5.440% due 06/12/47	1,200	1,165
Series 2007-LDP Class A3
5.420% due 01/15/49	975	943
JP Morgan Mortgage Trust (Ê)
Series 2005-A1 Class 6T1
5.023% due 02/25/35	134	122
Series 2007-A1 Class 2A2
4.751% due 07/25/35	842	813
LB-UBS Commercial Mortgage Trust
Series 2004-C4 Class A3
4.975% due 06/15/29	155	154
Series 2006-C1 Class A4
5.156% due 02/15/31	1,000	973
Series 2006-C3 Class A4
5.661% due 03/15/39	210	211
Series 2006-C4 Class A4
5.883% due 06/15/38	105	107
Series 2007-C6 Class A4
5.858% due 07/15/40	270	269
Lehman Mortgage Trust Series 2005-3 Class 1A3 5.500% due 01/25/36	616	604
Lehman XS Trust (Ê) Series 2007-4N Class 3A2A 5.272% due 04/25/37	896	603

	Principal Amount ($) or Shares	Market Value $
Mastr Adjustable Rate Mortgages Trust (Ê)
Series 2004-13 Class 3A4
3.787% due 11/21/34	178	176
Series 2006-OA2 Class 4A1A
5.372% due 12/25/46	815	550
MASTR Alternative Loans Trust
Series 2003-4 Class B1
5.681% due 06/25/33	193	163
Series 2004-10 Class 5A6
5.750% due 09/25/34	170	158
MASTR Asset Securitization Trust (Ê)
Series 2003-7 Class 4A35
2.999% due 09/25/33	229	216
Series 2004-4 Class 2A2
3.049% due 04/25/34	85	83
Mellon Residential Funding Corp. (Ê)
Series 2000-TBC Class A1 3.601% due 06/15/30	186	174
Merrill Lynch Floating Trust (Ê)(Þ)
Series 2006-1 Class A1 2.888% due 06/15/22	842	787
Merrill Lynch Mortgage Investors, Inc. (Ê)
Series 2005-A10 Class A 2.809% due 02/25/36	100	80
MLCC Mortgage Investors, Inc. (Ê)
Series 2004-HB1 Class A2
3.544% due 04/25/29	38	37
Series 2005-3 Class 5A
2.849% due 11/25/35	60	52
Morgan Stanley Capital I
Series 2005-IQ1 Class AAB
5.178% due 09/15/42	415	401
Series 2006-HQ1 Class A4
5.328% due 11/12/41	130	127
Series 2006-HQ8 Class A4
5.388% due 03/12/44	310	308
Series 2006-HQ9 Class A4
5.731% due 07/12/44	295	296
Series 2007-IQ1 Class A4
5.809% due 12/12/49	320	317
MortgageIT Trust (Ê) Series 2005-AR1 Class 1A1 2.849% due 11/25/35	493	395
Prime Mortgage Trust (Ê) Series 2004-CL1 Class 1A2 2.999% due 02/25/34	39	35

54	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Residential Accredit Loans, Inc.
Series 2004-QS5 Class A6 (Ê)
3.199% due 04/25/34	59	52
Series 2004-QS8 Class A4 (Ê)
2.999% due 06/25/34	294	270
Series 2005-QA8 Class NB3
5.479% due 07/25/35	247	233
Series 2005-QO5 Class A1 (Ê)
5.522% due 01/25/46	578	394
Series 2006-QS6 Class 1A13
6.000% due 06/25/36	370	366
Series 2007-QH9 Class A1
6.550% due 11/25/37	980	815
Residential Asset Securitization Trust
Series 2003-A15 Class 1A2 (Ê)
3.049% due 02/25/34	334	287
Series 2007-A5 Class 2A3
6.000% due 05/25/37	130	128
Residential Funding Mortgage Securities I
Series 2003-S5 Class 1A2 (Ê)
3.049% due 11/25/18	175	175
Series 2003-S14 Class A5 (Ê)
2.999% due 07/25/18	189	188
Series 2003-S20 Class 1A7 (Ê)
3.099% due 12/25/33	68	66
Series 2005-SA4 Class 2A1
5.207% due 09/25/35	709	681
Series 2006-SA4 Class 2A1
6.125% due 11/25/36	465	446
Sequoia Mortgage Trust (Ê) Series 2001-5 Class A 2.909% due 10/19/26	67	63
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-5 Class 3A1
4.380% due 05/25/34	150	140
Series 2004-12 Class 3A2
5.250% due 09/25/34	68	57
Series 2004-16 Class 3A1
5.450% due 11/25/34	250	226
Structured Asset Mortgage Investments, Inc. (Ê)
Series 2005-AR5 Class A3
2.809% due 07/19/35	176	146
Series 2006-AR2 Class A1
2.829% due 02/25/36	592	448
Series 2006-AR8 Class A1A
2.799% due 10/25/36	827	628

	Principal Amount ($) or Shares	Market Value $
Series 2007-AR6 Class A1
6.052% due 11/25/37	986	704
Structured Asset Securities Corp. Series 2004-21X Class 1A3 4.440% due 12/25/34	421	422
Thornburg Mortgage Securities Trust (Ê)
Series 2003-2 Class A1
3.815% due 04/25/43	98	96
Series 2006-5 Class A1
2.719% due 09/25/46	761	710
Series 2006-6 Class A1
2.709% due 11/25/11	146	138
Wachovia Bank Commercial Mortgage Trust
Series 2005-C21 Class A4 5.210% due 10/15/44	1,000	1,004
WaMu Mortgage Pass Through Certificates
Series 2003-S9 Class A2 (Ê)
3.149% due 10/25/33	338	321
Series 2004-AR3 Class A2
4.243% due 06/25/34	166	161
Series 2005-AR1 Class 1A1
4.834% due 10/25/35	286	277
Series 2005-AR1 Class A1A1 (Ê)
2.889% due 10/25/45	37	29
2.869% due 12/25/45	459	355
Series 2005-AR6 Class B3 (Ê)
3.259% due 04/25/45	205	76
Series 2006-AR1 Class 3A1A (Ê)
5.246% due 09/25/46	764	520
Series 2006-AR2 Class 1A1
5.309% due 03/25/37	794	758
Series 2007-HY3 Class 4A1
5.349% due 03/25/37	885	836
Series 2007-HY3 Class 4B1
5.349% due 03/25/37	125	105
Series 2007-HY4 Class 1A1 (Ê)
5.551% due 04/25/37	161	152
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-4 Class CB11
5.500% due 06/25/35	90	81
Series 2007-OA1 Class 2A (Ê)
5.046% due 12/25/46	749	519
Wells Fargo Alternative Loan Trust
Series 2007-PA6 Class A1 6.597% due 12/26/37	902	744

Core Bond Fund	55

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Wells Fargo Mortgage Backed Securities Trust
Series 2005-17 Class 2A1
5.500% due 01/25/36		646	638
Series 2005-AR6 Class A1 (Ê)
5.038% due 04/25/35		740	631
Series 2006-2 Class 2A3
5.500% due 03/25/36		431	420
Series 2006-AR2 Class 2A1
4.950% due 03/25/36		313	298
Series 2007-8 Class 1A16
6.000% due 07/25/37		352	353
Series 2007-10 Class 2A5
6.250% due 07/25/37		174	170

			228,178

Municipal Bonds - 0.5%
Los Angeles Unified School District General Obligation Unlimited (m)
4.500% due 07/01/22		400	403
Michigan State University Revenue Bonds (Ê)(m)
2.683% due 02/15/37		340	238
New York City Municipal Water Finance Authority Revenue Bonds
4.750% due 06/15/37		1,300	1,239

			1,880

Non-US Bonds - 0.6%
Argentina Bocon Series PR12 2.000% due 01/03/16	ARS	281	119
Bombardier, Inc. (Å) 7.250% due 11/15/16	EUR	125	187
Federative Republic of Brazil
12.500% due 01/05/22	BRL	300	188
10.250% due 01/10/28	BRL	1,400	743
Hellas Telecommunications Luxembourg V (Ê)
Series REGS 8.076% due 10/15/12	EUR	125	173
Impress Holdings B.V. (Ê) Series REGS 7.701% due 09/15/13	EUR	125	181
Ineos Group Holdings PLC Series REGS 7.875% due 02/15/16	EUR	125	143

	Principal Amount ($) or Shares		Market Value $
Lehman Brothers Holdings, Inc. Series EMTN 5.375% due 10/17/12	EUR	250	348

			2,082

United States Government Agencies - 2.5%
Federal Home Loan Bank System 5.310% due 12/28/12		1,000	1,090
Federal National Mortgage Association
4.125% due 05/12/10		1,500	1,555
5.050% due 02/07/11		1,200	1,278
Financing Corp.
Principal Only STRIP
Series 1
Zero coupon due 05/11/16		80	59
Series 1P
Zero coupon due 05/11/18		95	62
Series 2P
Zero coupon due 11/30/17		60	40
Series 3P
Zero coupon due 11/30/17		170	114
Series 5P
Zero coupon due 02/08/18		65	43
Series 6P
Zero coupon due 08/03/18		300	194
Series 9P
Zero coupon due 10/06/17		310	211
Series 12P
Zero coupon due 12/06/18		245	155
Series 13
Zero coupon due 12/27/16		275	194
Series 15P
Zero coupon due 03/07/19		70	44
Series 19
Zero coupon due 06/06/16		230	168
Freddie Mac (Ñ) 3.300% due 02/25/11		3,800	3,856
Small Business Administration Series 2000-P10 Class 1 7.449% due 08/10/10		6	6

			9,069

United States Government Treasuries - 1.7%
United States Treasury Principal
Principal Only STRIP
Zero coupon due 11/15/21		445	244
Zero coupon due 08/15/25 (Ñ)		300	136
Zero coupon due 08/15/26		300	130

56	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

United States Treasury Inflation Indexed Bonds
3.375% due 01/15/12		992	1,117
3.000% due 07/15/12		117	132
2.000% due 07/15/14		1,243	1,350
United States Treasury Notes
4.750% due 05/31/12 (Ñ)		600	658
4.500% due 05/15/17		35	38
6.000% due 02/15/26		1,440	1,744
4.750% due 02/15/37		415	446

			5,995

Total Long-Term Investments
(cost $364,385)			358,481

Common Stocks - 0.0%
Financial Services - 0.0%
UBS AG Series EMTN		270,000	167

Total Common Stocks
(cost $104)			167

Preferred Stocks - 0.5%
Financial Services - 0.5%
Bank of America Corp. Series L		1,000	1,033
DG Funding Trust (Ê)(Å)		49	509
Federal National Mortgage Association (Ñ)		12,000	289

Total Preferred Stocks
(cost $1,817)			1,831

	Notional Amount

Options Purchased- 0.4% (Number of Contracts)
Eurodollar Futures
Jun 2008 92.75 Put (40)	USD	100	—
Swaptions (Fund Pays/Fund Receives)
USD Three Month LIBOR/USD 4.750% Sep 2008 0.00 Call (3)		13,900	571
USD Three Month LIBOR/USD 3.150% Dec 2008 0.00 Call (2)		18,500	237

	Notional Amount	Market Value $
USD Three Month LIBOR/USD 3.000% Feb 2009 0.00 Call (1)	24,400	260
USD Three Month LIBOR/USD 3.150% Feb 2009 0.00 Call (1)	8,700	107
USD Three Month LIBOR/USD 3.500% Feb 2009 0.00 Call (1)	13,200	218
USD Three Month LIBOR/USD 3.600% Jul 2009 0.00 Call (1)	2,300	35

Total Options Purchased
(cost $724)		1,428

	Principal Amount ($) or Shares

Short-Term Investments - 9.2%
Abbey National Treasury Services PLC (Ê)
Series YCD 2.654% due 07/02/08	500	499
American Express Bank FSB (Ê) Series BKNT 2.828% due 10/16/08	300	299
AMFM, Inc. 8.000% due 11/01/08	50	52
Calyon NY 4.035% due 01/16/09	300	300
Citigroup Funding, Inc. (Ê) Series MTN 2.980% due 12/08/08	100	99
Citigroup Global Markets Holdings, Inc. (Ê)
Series MTNA 2.900% due 03/17/09	200	198
Citigroup, Inc.(Ê) 3.291% due 01/30/09	100	99
CSC Holdings, Inc. 7.250% due 07/15/08	125	125
Daimler Finance North America LLC
3.298% due 03/13/09 (Ê)(Ñ)	300	296
Series MTN (Ê)
3.218% due 03/13/09	400	395

Core Bond Fund	57

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Deutsche Telekom International Finance BV (Ê)
2.779% due 03/23/09	300	296
Dexia Credit SA 2.654% due 09/29/08	1,100	1,099
Federal Home Loan Bank Discount Notes (ç)(ž)(§)
Zero Coupon due 04/01/08	1,970	1,970
Federal Home Loan Bank System Series 577 4.500% due 09/26/08	900	909
Ferro Corp. 9.125% due 01/01/09	125	128
Fortis Bank 2.623% due 09/30/08	500	500
Gazinvest Luxembourg SA for Gazprombank
7.250% due 10/30/08	160	162
General Electric Capital Corp. (Ê)
Series MTNA 3.344% due 07/28/08	700	700
General Electric Co. (Ê) 3.030% due 12/09/08	200	200
Goldman Sachs Group, Inc. (The) (Ê)
Series MTNB
2.689% due 12/22/08	300	298
2.639% due 12/23/08 (Ê)	600	596
Series MTN
2.746% due 03/30/09	400	396
Lehman Brothers Holdings, Inc.
Series MTN
3.938% due 01/23/09	600	576
Morgan Stanley (Ê) Series GMTN 3.206% due 02/09/09	500	494
Nordea Bank Finland PLC (Ê) Series YCD 3.028% due 05/28/08	200	200
Parker Hannifin Employee Stock Ownership Trust (Å)
6.340% due 07/15/08	28	28
Reckson Operating Partnership, LP
7.750% due 03/15/09	25	25
Russell Investment Company Money Market Fund	12,401,000	12,401
Santander US Debt SA Unipersonal (Ê)(Þ)
3.024% due 11/20/08	500	498

	Principal Amount ($) or Shares	Market Value $
Skandinaviska Enskilda Banken 3.050% due 08/21/08	400	400
Transocean, Inc. (Ê) 3.214% due 09/05/08	200	199
UBS Financial Del LLC 2.940% due 06/06/08	4,000	3,970
Unicredit Luxembourg Finance SA (Ê)(Þ)
3.768% due 10/24/08	1,000	999
Unicredito Italiano Bank (Ireland) PLC
4.450% due 04/08/08	2,400	2,398
Unicredito Italiano NY (Ê) Series YCD 3.085% due 05/29/08	200	200
United States Treasury Bills (ž)(§)
0.935% due 06/12/08	500	499
1.302% due 06/12/08	250	249
VTB Capital SA (Ê)(Þ) 3.839% due 08/01/08	230	227

Total Short-Term Investments
(cost $33,041)		32,979

Other Securities - 3.0%
State Street Securities Lending Quality Trust (×)	10,648,164	10,648

Total Other Securities
(cost $10,648)		10,648

Total Investments - 112.9%
(identified cost $410,719)		405,534

Other Assets and Liabilities, Net - (12.9%)		(46,251)

Net Assets - 100.0%		359,283

58	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $

Long Positions
Euro-Bobl Futures (Germany) expiration date 06/08 (58)	EUR	6,402	(102)
Euro-Buxl 30 Year Bond Futures expiration date 06/08 (10)	EUR	910	(26)
Eurodollar Futures (CME) expiration date 06/08 (130) expiration date 09/08 (5) expiration date 12/08 (152) expiration date 03/09 (30) expiration date 06/09 (12) expiration date 09/09 (18) expiration date 12/09 (12)	USD USD USD USD USD USD USD	31,762 1,224 37,179 7,336 2,929 4,384 2,914	811 40 975 109 1 9 —
Euro-Schatz Bond Futures expiration date 06/08 (48)	EUR	5,016	(34)
LIBOR Futures expiration date 06/08 (20) expiration date 09/08 (22) expiration date 12/08 (16) expiration date 06/09 (5) expiration date 12/09 (1)	GBP GBP GBP GBP GBP	2,364 2,609 1,903 597 119	13 10 12 15 1
Long Gilt Bond Futures (UK) expiration date 06/08 (5)	GBP	557	7
Three Month Short Sterling Interest Rate Futures (UK) expiration date 03/09 (8)	GBP	954	27
United States Treasury 2 Year Notes expiration date 06/08 (45)	USD	9,660	26
United States Treasury 5 Year Notes expiration date 06/08 (48)	USD	5,483	90
United States Treasury 10 Year Notes expiration date 06/08 (99)	USD	11,777	277
United States Treasury Bonds expiration date 06/08 (96)	USD	11,404	16

Futures Contracts (Number of Contracts)	Notional Amount		Unrealized Appreciation (Depreciation) $
Short Positions
Euro-Bund Futures (Germany) expiration date 06/08 (12)	EUR	1,392	42
Eurodollar Futures expiration date 12/09 (3)	USD	729	(5)
United States Treasury 2 Year Notes expiration date 06/08 (44)	USD	9,445	(7)
United States Treasury 5 Year Notes expiration date 06/08 (188)	USD	21,476	(42)
United States Treasury 10 Year Notes expiration date 06/08 (102)	USD	12,133	(368)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts			1,897

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	59

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands

Options Written (Number of Contracts)	Notional Amount		Market Value $

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 4.950% Sep 2008 0.00 Call (3)		6,800	(456)
USD Three Month LIBOR/USD 4.300% Dec 2008 0.00 Call (2)		6,100	(240)
USD Three Month LIBOR/USD 3.950% Feb 2009 0.00 Call (1)		10,600	(307)
USD Three Month LIBOR/USD 4.250% Feb 2009 0.00 Call (1)		2,900	(107)
USD Three Month LIBOR/USD 4.300% Feb 2009 0.00 Call (1)		3,800	(147)
USD Three Month LIBOR/USD 4.600% Feb 2009 0.00 Call (1)		1,300	(65)
USD Three Month LIBOR/USD 4.200% Jul 2009 0.00 Call (1)		1,000	(33)

United States Treasury Notes 10 Year Futures
May 2008 118.00 Call (65)	USD	7,670	(139)
May 2008 120.00 Call (16)	USD	1,920	(19)
May 2008 114.00 Put (65)	USD	7,410	(13)
May 2008 116.00 Put (8)	USD	928	(4)

Total Liability for Options Written (premiums received $959)			(1,530)

See accompanying notes which are an integral part of the financial statements.

60	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	53	AUD	59	04/24/08	—
USD	482	AUD	526	06/18/08	(7)
USD	678	AUD	737	06/18/08	(12)
USD	682	AUD	741	06/18/08	(12)
USD	926	AUD	1,006	06/18/08	(16)
USD	1,675	BRL	2,872	06/03/08	(57)
USD	687	CAD	684	06/18/08	(22)
USD	692	CAD	684	06/18/08	(26)
USD	682	CHF	671	06/18/08	(6)
USD	682	CHF	695	06/18/08	18
USD	1,765	CHF	1,829	06/18/08	76
USD	6	EUR	4	04/02/08	—
USD	98	EUR	63	04/28/08	1
USD	1,359	EUR	877	06/18/08	20
USD	8	GBP	4	04/03/08	—
USD	67	GBP	34	04/17/08	(1)
USD	1,360	GBP	678	06/18/08	(22)
USD	493	INR	19,564	05/12/08	(7)
USD	14	JPY	1,374	04/01/08	—
USD	16	JPY	1,607	04/02/08	—
USD	31	JPY	3,079	04/03/08	—
USD	1,020	JPY	109,330	04/23/08	78
USD	41	JPY	3,950	05/12/08	(1)
USD	183	JPY	18,640	05/12/08	4
USD	225	JPY	21,799	05/12/08	(5)
USD	680	JPY	67,757	06/18/08	3
USD	682	JPY	66,185	06/18/08	(15)
USD	687	JPY	70,810	06/18/08	27
USD	692	JPY	71,106	06/18/08	25
USD	694	JPY	71,106	06/18/08	23
USD	1,559	KRW	1,483,537	04/16/08	(61)
USD	155	MXN	1,676	04/15/08	2
USD	156	MXN	1,691	04/15/08	2
USD	232	MXN	2,528	04/15/08	5
USD	531	MXN	5,715	04/15/08	4
USD	346	MXN	3,825	05/06/08	12
USD	84	MYR	273	05/21/08	2
USD	678	NOK	3,496	06/18/08	4
USD	680	NZD	854	06/18/08	(17)
USD	680	NZD	869	06/18/08	(6)
USD	687	NZD	877	06/18/08	(6)
USD	1,355	NZD	1,708	06/18/08	(30)
USD	267	PHP	12,239	05/19/08	25
USD	50	RUB	1,210	04/01/08	2
USD	52	RUB	1,210	04/01/08	—
USD	51	RUB	1,210	07/17/08	—
USD	667	SEK	4,093	06/18/08	19

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	1,727	SGD	2,439	05/22/08	49
AUD	745	USD	680	06/18/08	7
AUD	1,499	USD	1,355	06/18/08	—
BRL	470	USD	258	05/15/08	(7)
BRL	955	USD	528	05/15/08	(11)
BRL	4,361	USD	2,490	07/02/08	50
CAD	672	USD	682	06/18/08	28
CAD	676	USD	684	06/18/08	27
CHF	118	USD	119	06/18/08	1
CHF	322	USD	310	06/18/08	(13)
CHF	673	USD	678	06/18/08	—
CHF	697	USD	680	06/18/08	(22)
CHF	1,391	USD	1,350	06/18/08	(50)
EUR	106	USD	167	04/30/08	—
EUR	699	USD	1,103	04/30/08	—
EUR	14	USD	21	06/18/08	(1)
EUR	421	USD	659	06/18/08	(3)
EUR	432	USD	679	06/18/08	—
EUR	437	USD	677	06/18/08	(11)
EUR	441	USD	675	06/18/08	(19)
EUR	445	USD	680	06/18/08	(19)
EUR	445	USD	697	06/18/08	(3)
GBP	1	USD	2	04/03/08	—
GBP	3	USD	6	04/03/08	—
GBP	12	USD	24	04/08/08	—
GBP	69	USD	136	04/17/08	—
GBP	122	USD	237	05/21/08	(3)
GBP	230	USD	460	06/11/08	6
GBP	342	USD	682	06/18/08	8
GBP	348	USD	695	06/18/08	9
GBP	684	USD	1,355	06/18/08	6
JPY	3,079	USD	31	04/03/08	—
JPY	16,390	USD	153	04/23/08	(12)
JPY	37,740	USD	358	04/23/08	(21)
JPY	55,200	USD	527	04/23/08	(27)
JPY	24,827	USD	248	04/24/08	(2)
JPY	3,067	USD	31	05/12/08	—
JPY	3,069	USD	31	05/12/08	—
JPY	3,073	USD	31	05/12/08	—
JPY	3,074	USD	31	05/12/08	—
JPY	3,167	USD	32	05/12/08	—
JPY	3,171	USD	32	05/12/08	—
JPY	3,470	USD	35	05/12/08	—
JPY	5,278	USD	54	05/12/08	1
JPY	5,279	USD	54	05/12/08	1
JPY	10,559	USD	108	05/12/08	2
JPY	6,342	USD	65	06/18/08	1

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	61

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
JPY	65,677	USD	679	06/18/08	17
JPY	66,645	USD	678	06/18/08	6
JPY	138,578	USD	1,350	06/18/08	(46)
MXN	12,321	USD	1,118	04/15/08	(37)
MXN	639	USD	59	05/06/08	(1)
NZD	856	USD	675	06/18/08	11
NZD	857	USD	682	06/18/08	17
NZD	869	USD	682	06/18/08	8
NZD	1,766	USD	1,377	06/18/08	8
RUB	1,210	USD	52	04/01/08	—
RUB	1,210	USD	52	04/01/08	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(22)

See accompanying notes which are an integral part of the financial statements.

62	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	350	0.090%	08/25/37	(153)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	350	0.090%	08/25/37	(153)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	300	0.760%	01/25/38	(145)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	200	0.760%	01/25/38	(96)
ABX - HE Index for Sub-Prime Home Equity Sector	Deutsche Bank	USD	500	0.110%	05/25/46	(124)
CIT Group, Inc.	Royal Bank of Scotland	USD	200	5.170%	03/20/13	(22)
CIT Group, Inc.	Barclays Bank PLC	USD	600	5.650%	03/20/13	(56)
Citigroup, Inc.	Credit Suisse First Boston	USD	600	0.890%	03/20/13	(22)
CMBX AAA Index	Morgan Stanley	USD	600	0.080%	12/13/49	(60)
Countrywide Home Loans	JP Morgan	USD	75	2.300%	03/20/13	(2)
Countrywide Home Loans	Lehman Brothers	USD	222	0.480%	06/20/12	(23)
Countrywide Home Loans	Lehman Brothers	USD	222	(0.710%)	06/20/17	(23)
Countrywide Home Loans	Salomon Smith Barney	USD	25	2.350%	03/20/13	(1)
Countrywide Home Loans	Salomon Smith Barney	USD	50	2.400%	03/20/13	(1)
Dow Jones CDX High Volatility Index	Bear Stearns	USD	10,000	0.600%	12/20/12	(378)
Dow Jones CDX High Volatility Index	Citibank	USD	500	2.144%	06/20/12	(44)
Dow Jones CDX High Volatility Index	Deutsche Bank	USD	800	0.708%	12/20/12	7
Dow Jones CDX High Volatility Index	Morgan Stanley	USD	400	1.550%	06/20/13	2
Ford Motor Credit Co.	Barclays Bank PLC	USD	1,000	6.150%	09/20/12	(113)
Ford Motor Credit Co.	Goldman Sachs	USD	600	5.850%	09/20/12	(72)
Freddie Mac	Barclays Bank PLC	USD	300	0.720%	03/20/13	3
Gaz Capital for Gazprom	Barclays Bank PLC	USD	300	1.600%	12/20/12	(16)
Gaz Capital for Gazprom	JP Morgan	USD	100	0.970%	11/20/08	(1)
Gaz Capital for Gazprom	Morgan Stanley	USD	100	2.180%	02/20/13	(3)
Gaz Capital for Gazprom	Morgan Stanley	USD	1,000	2.480%	02/20/13	(21)
General Motors Acceptance Corp.	Lehman Brothers	USD	500	1.680%	09/20/08	(27)
General Motors Acceptance Corp.	Merrill Lynch	USD	1,000	1.850%	09/20/09	(165)
General Motors Acceptance Corp.	Morgan Stanley	USD	1,000	0.970%	09/20/08	(57)
General Motors Corp.	Citibank	USD	2,000	4.630%	12/20/12	(383)
Indonesia Government International Bond	Lehman Brothers	USD	100	0.400%	12/20/08	—
Lehman Brothers	JP Morgan	USD	100	0.300%	09/20/08	(2)
MeadWestvaco Corp.	Lehman Brothers	USD	550	(1.100%)	03/20/13	17
Mexico Government International Bond	Lehman Brothers	USD	100	0.750%	01/20/12	(3)
Russia Government International Bond	Morgan Stanley	USD	100	0.245%	06/20/08	—
SLM Corp.	Bank of America	USD	200	4.550%	03/20/09	(10)
SLM Corp.	Citibank	USD	200	4.850%	03/20/13	(24)
Talisman Energy Inc.	Lehman Brothers	USD	105	(0.510%)	09/20/12	—

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($656)						(2,171)

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	63

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	USD	6,500	5.473%	Three Month LIBOR	06/14/11	525
Bank of America	USD	1,900	Three Month LIBOR	4.500%	06/18/13	(97)
Bank of America	USD	2,000	4.500%	Three Month LIBOR	06/18/13	103
Bank of America	USD	4,400	4.500%	Three Month LIBOR	06/18/13	225
Bank of America	USD	1,800	5.548%	Three Month LIBOR	06/14/16	214
Bank of America	USD	300	Three Month LIBOR	5.000%	06/18/18	(21)
Bank of America	USD	500	Three Month LIBOR	5.000%	06/18/18	(36)
Bank of America	USD	900	5.000%	Three Month LIBOR	06/18/18	64
Bank of America	USD	1,000	Three Month LIBOR	5.000%	06/18/18	(72)
Bank of America	USD	1,200	Three Month LIBOR	5.250%	06/18/23	(103)
Bank of America	USD	1,200	Three Month LIBOR	5.250%	06/18/23	(103)
Bank of America	USD	1,700	Three Month LIBOR	5.250%	06/18/23	(146)
Bank of America	USD	1,900	Three Month LIBOR	5.250%	06/18/23	(163)
Bank of America	USD	200	5.250%	Three Month LIBOR	06/18/28	17
Bank of America	USD	500	5.250%	Three Month LIBOR	06/18/28	43
Bank of America	USD	900	Three Month LIBOR	5.250%	06/18/28	(77)
Bank of America	USD	1,000	5.250%	Three Month LIBOR	06/18/28	86
Bank of America	USD	1,500	5.628%	Three Month LIBOR	06/16/36	236
Bank of America	USD	200	Three Month LIBOR	5.000%	06/18/38	(11)
Barclays Bank PLC	BRL	100	11.360%	Brazil Interbank Deposit Rate	01/04/10	(1)
Barclays Bank PLC	EUR	100	Six Month LIBOR	4.250%	06/18/13	(1)
Barclays Bank PLC	EUR	170	Six Month LIBOR	4.250%	06/18/13	(1)
Barclays Bank PLC	EUR	770	Six Month LIBOR	4.250%	06/18/13	(6)
Barclays Bank PLC	EUR	770	4.250%	Six Month LIBOR	06/18/13	(6)
Barclays Bank PLC	EUR	1,530	Six Month LIBOR	4.250%	06/18/13	(12)
Barclays Bank PLC	EUR	1,630	4.250%	Six Month LIBOR	06/18/13	13
Barclays Bank PLC	EUR	1,700	4.250%	Six Month LIBOR	06/18/13	13
Barclays Bank PLC	EUR	4,705	Six Month LIBOR	4.250%	06/18/13	(37)
Barclays Bank PLC	EUR	500	4.000%	Six Month LIBOR	06/15/18	(25)
Barclays Bank PLC	EUR	520	4.750%	Six Month LIBOR	06/18/38	12
Barclays Bank PLC	GBP	100	6.000%	Six Month LIBOR	12/20/08	1
Barclays Bank PLC	GBP	160	Six Month LIBOR	5.250%	06/18/13	(4)
Barclays Bank PLC	GBP	350	Six Month LIBOR	5.250%	06/18/13	(9)
Barclays Bank PLC	GBP	690	Six Month LIBOR	5.250%	06/18/13	(19)
Barclays Bank PLC	GBP	200	4.750%	Six Month LIBOR	09/17/13	(2)
Barclays Bank PLC	GBP	530	Six Month LIBOR	5.250%	06/18/18	(26)
Barclays Bank PLC	JPY	10,000	2.000%	Six Month LIBOR	12/19/17	5
Barclays Bank PLC	SEK	900	Three Month LIBOR	4.750%	06/18/13	(1)
Barclays Bank PLC	SEK	14,700	Three Month LIBOR	4.750%	06/18/18	(6)
Barclays Bank PLC	USD	230	5.250%	Three Month LIBOR	06/18/38	21
Barclays Bank PLC	USD	630	Three Month LIBOR	5.250%	06/18/38	(59)
Bear Stearns	USD	3,000	4.500%	Three Month LIBOR	06/18/13	154
Bear Stearns	USD	2,800	Three Month LIBOR	5.282%	08/20/14	(243)
Bear Stearns	USD	1,600	Three Month LIBOR	5.000%	06/18/18	(115)
Bear Stearns	USD	1,600	5.250%	Three Month LIBOR	06/18/28	138

See accompanying notes which are an integral part of the financial statements.

64	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

BNP Paribas	EUR	500	Consumer Price Index (France)	2.090%	10/15/10	2
Citibank	EUR	520	Six Month LIBOR	4.250%	06/18/13	(4)
Citibank	EUR	370	4.750%	Six Month LIBOR	06/18/38	8
Citibank	GBP	1,260	5.250%	Six Month LIBOR	06/18/13	34
Citibank	JPY	165,000	1.250%	Six Month LIBOR	06/18/13	16
Citibank	JPY	165,000	1.250%	Six Month LIBOR	06/18/13	16
Citibank	JPY	323,000	1.250%	Six Month LIBOR	06/18/13	31
Citibank	JPY	358,000	Six Month LIBOR	1.250%	06/18/13	(34)
Citibank	JPY	360,000	Six Month LIBOR	1.250%	06/18/13	(34)
Citibank	JPY	364,000	Six Month LIBOR	1.250%	06/18/13	(34)
Citibank	USD	170	Three Month LIBOR	5.250%	06/18/38	(16)
Citibank	USD	440	5.250%	Three Month LIBOR	06/18/38	41
Citibank	USD	470	Three Month LIBOR	5.250%	06/18/38	(44)
Credit Suisse First Boston	EUR	500	4.250%	Six Month LIBOR	06/18/10	2
Credit Suisse First Boston	EUR	725	Six Month LIBOR	4.250%	06/18/10	(3)
Credit Suisse First Boston	EUR	910	4.500%	Six Month LIBOR	01/04/17	19
Credit Suisse First Boston	EUR	910	4.500%	Six Month LIBOR	01/04/17	19
Credit Suisse First Boston	EUR	1,880	Six Month LIBOR	4.500%	01/04/17	(38)
Credit Suisse First Boston	EUR	290	Six Month LIBOR	4.500%	06/18/18	(3)
Credit Suisse First Boston	EUR	1,780	Six Month LIBOR	4.500%	06/18/18	(21)
Credit Suisse First Boston	EUR	3,330	4.500%	Six Month LIBOR	06/18/18	40
Credit Suisse First Boston	EUR	140	Six Month LIBOR	4.750%	06/18/38	(3)
Credit Suisse First Boston	EUR	350	4.750%	Six Month LIBOR	06/18/38	8
Credit Suisse First Boston	EUR	390	4.750%	Six Month LIBOR	06/18/38	9
Credit Suisse First Boston	EUR	520	4.750%	Six Month LIBOR	06/18/38	12
Credit Suisse First Boston	GBP	100	5.000%	Six Month LIBOR	06/15/09	(1)
Credit Suisse First Boston	GBP	640	Six Month LIBOR	5.250%	06/18/13	(17)
Credit Suisse First Boston	SEK	15,000	Three Month LIBOR	4.750%	06/18/18	(6)
Credit Suisse First Boston	USD	2,150	4.500%	Six Month LIBOR	06/18/13	110
Credit Suisse First Boston	USD	2,150	Three Month LIBOR	4.500%	06/18/13	(110)
Credit Suisse First Boston	USD	420	Three Month LIBOR	5.250%	06/18/38	(39)
Credit Suisse First Boston	USD	630	Three Month LIBOR	5.250%	06/18/38	(59)
Deutsche Bank	AUD	280	7.250%	Six Month LIBOR	06/18/13	1
Deutsche Bank	AUD	460	Six Month LIBOR	7.250%	06/18/13	—
Deutsche Bank	BRL	3,100	12.830%	Brazil Interbank Deposit Rate	01/04/10	8
Deutsche Bank	EUR	600	4.250%	Six Month LIBOR	06/18/10	2
Deutsche Bank	EUR	770	Six Month LIBOR	4.250%	06/18/13	(6)
Deutsche Bank	EUR	1,660	4.250%	Six Month LIBOR	06/18/13	13
Deutsche Bank	EUR	390	Six Month LIBOR	4.750%	06/18/38	(9)
Deutsche Bank	EUR	670	4.750%	Six Month LIBOR	06/18/38	15
Deutsche Bank	EUR	690	4.750%	Six Month LIBOR	06/18/38	16
Deutsche Bank	JPY	105,000	1.183%	Six Month LIBOR	12/17/10	6
Deutsche Bank	JPY	139,000	1.170%	Six Month LIBOR	12/17/10	8
Deutsche Bank	JPY	139,000	1.160%	Six Month LIBOR	12/17/10	8
Deutsche Bank	JPY	276,000	1.181%	Six Month LIBOR	12/17/10	17
Deutsche Bank	JPY	290,000	1.183%	Six Month LIBOR	12/17/10	18

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	65

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Deutsche Bank	JPY	67,000	Six Month LIBOR	1.703%	12/17/15	(20)
Deutsche Bank	JPY	88,000	Six Month LIBOR	1.670%	12/17/15	(25)
Deutsche Bank	JPY	88,000	Six Month LIBOR	1.641%	12/17/15	(23)
Deutsche Bank	JPY	175,000	Six Month LIBOR	1.699%	12/17/15	(52)
Deutsche Bank	JPY	184,000	Six Month LIBOR	1.691%	12/17/15	(54)
Deutsche Bank	JPY	30,000	2.000%	Six Month LIBOR	12/19/17	16
Deutsche Bank	JPY	14,000	2.595%	Six Month LIBOR	12/17/38	9
Deutsche Bank	JPY	18,000	2.540%	Six Month LIBOR	12/17/38	9
Deutsche Bank	JPY	18,000	2.570%	Six Month LIBOR	12/17/38	10
Deutsche Bank	JPY	35,000	2.594%	Six Month LIBOR	12/17/38	22
Deutsche Bank	JPY	37,000	2.585%	Six Month LIBOR	12/17/38	23
Deutsche Bank	USD	3,600	4.000%	Six Month LIBOR	06/18/10	107
Deutsche Bank	USD	8,280	Three Month LIBOR	4.315%	11/17/10	(256)
Deutsche Bank	USD	3,090	Three Month LIBOR	3.780%	12/24/10	(60)
Deutsche Bank	USD	1,520	Three Month LIBOR	4.000%	12/29/10	(35)
Deutsche Bank	USD	2,290	Three Month LIBOR	3.868%	12/29/10	(48)
Deutsche Bank	USD	3,670	Three Month LIBOR	3.658%	01/07/11	(60)
Deutsche Bank	USD	3,110	Three Month LIBOR	3.161%	01/28/11	(19)
Deutsche Bank	USD	400	4.500%	Three Month LIBOR	06/18/11	19
Deutsche Bank	USD	700	Three Month LIBOR	4.500%	06/18/13	(36)
Deutsche Bank	USD	900	4.500%	Three Month LIBOR	06/18/13	46
Deutsche Bank	USD	2,300	Three Month LIBOR	4.500%	06/18/13	(118)
Deutsche Bank	USD	3,700	4.500%	Three Month LIBOR	06/18/13	190
Deutsche Bank	USD	5,000	4.500%	Three Month LIBOR	06/18/13	256
Deutsche Bank	USD	5,000	Three Month LIBOR	4.500%	06/18/13	(256)
Deutsche Bank	USD	5,700	4.500%	Three Month LIBOR	06/18/13	292
Deutsche Bank	USD	9,700	Three Month LIBOR	4.500%	06/18/13	(497)
Deutsche Bank	USD	7,300	4.920%	Three Month LIBOR	11/17/15	438
Deutsche Bank	USD	2,700	4.520%	Three Month LIBOR	12/24/15	89
Deutsche Bank	USD	1,300	4.745%	Three Month LIBOR	12/29/15	60
Deutsche Bank	USD	2,000	4.630%	Three Month LIBOR	12/29/15	79
Deutsche Bank	USD	3,200	4.487%	Three Month LIBOR	01/07/16	96
Deutsche Bank	USD	2,700	4.224%	Three Month LIBOR	01/28/16	34
Deutsche Bank	USD	400	Three Month LIBOR	5.000%	06/18/18	(29)
Deutsche Bank	USD	600	5.000%	Three Month LIBOR	06/18/18	43
Deutsche Bank	USD	700	Three Month LIBOR	5.000%	06/18/18	(50)
Deutsche Bank	USD	700	Three Month LIBOR	5.000%	06/18/18	(50)
Deutsche Bank	USD	700	Three Month LIBOR	5.000%	06/18/18	(50)
Deutsche Bank	USD	900	Three Month LIBOR	5.000%	06/18/18	(64)
Deutsche Bank	USD	900	5.000%	Three Month LIBOR	06/18/18	64
Deutsche Bank	USD	1,000	Three Month LIBOR	5.000%	06/18/18	(72)
Deutsche Bank	USD	1,700	Three Month LIBOR	5.250%	06/18/23	(146)
Deutsche Bank	USD	1,900	Three Month LIBOR	5.250%	06/18/23	(163)
Deutsche Bank	USD	2,700	5.250%	Three Month LIBOR	06/18/23	232
Deutsche Bank	USD	500	Three Month LIBOR	5.250%	06/18/28	(43)
Deutsche Bank	USD	700	5.250%	Three Month LIBOR	06/18/28	60

See accompanying notes which are an integral part of the financial statements.

66	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Deutsche Bank	USD	700	5.250%	Three Month LIBOR	06/18/28	60
Deutsche Bank	USD	700	5.250%	Three Month LIBOR	06/18/28	60
Deutsche Bank	USD	900	5.250%	Three Month LIBOR	06/18/28	77
Deutsche Bank	USD	900	Three Month LIBOR	5.250%	06/18/28	(77)
Deutsche Bank	USD	1,000	5.250%	Three Month LIBOR	06/18/28	86
Deutsche Bank	USD	100	Three Month LIBOR	5.000%	06/18/38	(5)
Deutsche Bank	USD	830	Three Month LIBOR	5.250%	06/18/38	(78)
Deutsche Bank	USD	830	Three Month LIBOR	5.250%	06/18/38	(78)
Deutsche Bank	USD	2,040	Three Month LIBOR	5.309%	11/17/38	(186)
Deutsche Bank	USD	740	Three Month LIBOR	5.011%	12/24/38	(30)
Deutsche Bank	USD	370	Three Month LIBOR	5.215%	12/29/38	(27)
Deutsche Bank	USD	550	Three Month LIBOR	5.121%	12/29/38	(32)
Deutsche Bank	USD	880	Three Month LIBOR	5.017%	01/07/39	(36)
Deutsche Bank	USD	740	Three Month LIBOR	4.939%	01/28/39	(20)
Goldman Sachs	GBP	900	5.000%	Six Month LIBOR	06/15/09	(7)
Goldman Sachs	GBP	500	6.000%	Six Month LIBOR	06/19/09	8
Goldman Sachs	GBP	200	5.000%	Six Month LIBOR	09/17/13	2
Goldman Sachs	MXN	1,500	7.780%	Mexico Interbank 28 Day Deposit Rate	04/03/12	1
HSBC	GBP	300	5.000%	Six Month LIBOR	09/17/13	3
JP Morgan	BRL	3,000	12.395%	Brazil Interbank Deposit Rate	01/04/10	(16)
JP Morgan	EUR	500	4.500%	Six Month LIBOR	03/19/10	4
JP Morgan	EUR	500	1.958%	Consumer Price Index (France)	04/10/12	(12)
JP Morgan	EUR	1,750	Six Month LIBOR	4.500%	01/04/17	(36)
JP Morgan	EUR	460	Six Month LIBOR	4.750%	06/18/38	(11)
JP Morgan	USD	5,500	4.500%	Three Month LIBOR	06/18/11	263
JP Morgan	USD	1,600	Three Month LIBOR	4.500%	06/18/13	(82)
JP Morgan	USD	3,500	4.500%	Three Month LIBOR	06/18/13	179
JP Morgan	USD	3,500	4.500%	Three Month LIBOR	06/18/13	179
JP Morgan	USD	6,000	4.500%	Three Month LIBOR	06/18/13	307
JP Morgan	USD	2,600	5.000%	Three Month LIBOR	06/18/15	198
JP Morgan	USD	6,900	5.000%	Three Month LIBOR	06/18/15	526
JP Morgan	USD	500	5.000%	Three Month LIBOR	06/18/18	36
JP Morgan	USD	500	5.000%	Three Month LIBOR	06/18/18	36
JP Morgan	USD	600	5.000%	Three Month LIBOR	06/18/18	43
JP Morgan	USD	700	Three Month LIBOR	5.000%	06/18/18	(50)
JP Morgan	USD	700	Three Month LIBOR	5.000%	06/18/18	(50)
JP Morgan	USD	800	5.000%	Three Month LIBOR	06/18/18	57
JP Morgan	USD	500	Three Month LIBOR	5.250%	06/18/28	(43)
JP Morgan	USD	500	Three Month LIBOR	5.250%	06/18/28	(43)
JP Morgan	USD	700	5.250%	Three Month LIBOR	06/18/28	60
JP Morgan	USD	700	5.250%	Three Month LIBOR	06/18/28	60
JP Morgan	USD	800	Three Month LIBOR	5.250%	06/18/28	(69)
JP Morgan	USD	1,600	Three Month LIBOR	5.250%	06/18/28	(138)
JP Morgan	USD	1,000	5.250%	Three Month LIBOR	06/18/38	93
Lehman Brothers	EUR	600	4.750%	Six Month LIBOR	06/18/38	14
Lehman Brothers	EUR	1,070	4.750%	Six Month LIBOR	06/18/38	25

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	67

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — March 31, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Lehman Brothers	JPY	241,000	1.188%	Six Month LIBOR	12/17/10	15
Lehman Brothers	JPY	153,000	Six Month LIBOR	1.709%	12/17/15	(47)
Lehman Brothers	JPY	31,000	2.648%	Six Month LIBOR	12/17/38	23
Lehman Brothers	USD	750	Three Month LIBOR	5.250%	06/18/38	(70)
Lehman Brothers	USD	1,340	Three Month LIBOR	5.250%	06/18/38	(125)
Merrill Lynch	BRL	200	12.948%	Brazil Interbank Deposit Rate	01/04/10	1
Merrill Lynch	BRL	700	11.980%	Brazil Interbank Deposit Rate	01/02/12	(10)
Merrill Lynch	BRL	800	Brazil Interbank Deposit Rate	12.540%	01/02/12	(6)
Merrill Lynch	CAD	190	4.750%	Six Month LIBOR	06/18/13	9
Merrill Lynch	GBP	730	Six Month LIBOR	5.250%	06/18/13	(20)
Merrill Lynch	GBP	100	Six Month LIBOR	4.000%	12/15/35	8
Merrill Lynch	USD	400	Three Month LIBOR	5.000%	06/18/38	(21)
Morgan Stanley	EUR	300	4.500%	Six Month LIBOR	03/19/10	2
Morgan Stanley	EUR	1,200	4.250%	Six Month LIBOR	06/18/10	4
Morgan Stanley	EUR	300	4.000%	Six Month LIBOR	09/17/13	(2)
Morgan Stanley	EUR	1,810	4.500%	Six Month LIBOR	01/04/17	37
Morgan Stanley	JPY	165,000	1.250%	Six Month LIBOR	06/18/13	16
Morgan Stanley	USD	130	Three Month LIBOR	5.250%	06/18/38	(12)
Morgan Stanley	USD	300	Three Month LIBOR	5.000%	06/18/38	(16)
Royal Bank of Scotland	CAD	90	Three Month LIBOR	4.750%	06/18/13	(4)
Royal Bank of Scotland	EUR	100	1.955%	Consumer Price Index (France)	03/28/12	(2)
Royal Bank of Scotland	GBP	200	4.750%	Six Month LIBOR	09/17/13	(2)
Royal Bank of Scotland	GBP	100	Six Month LIBOR	4.000%	12/15/36	20
Royal Bank of Scotland	USD	700	4.000%	Three Month LIBOR	06/18/10	21
Royal Bank of Scotland	USD	760	4.500%	Three Month LIBOR	06/18/13	39
Royal Bank of Scotland	USD	600	Three Month LIBOR	5.000%	06/18/38	(32)
UBS	AUD	2,700	7.000%	Three Month LIBOR	09/15/09	(5)
UBS	AUD	300	7.500%	Three Month LIBOR	03/15/10	1
UBS	AUD	1,600	7.500%	Six Month LIBOR	03/15/11	12
UBS	BRL	900	10.575%	Brazil Interbank Deposit Rate	01/02/12	(32)
UBS	EUR	450	4.750%	Six Month LIBOR	06/18/38	10
UBS	GBP	670	5.250%	Six Month LIBOR	06/18/13	18
UBS	JPY	137,000	1.250%	Six Month LIBOR	06/18/13	13
UBS	USD	570	Three Month LIBOR	5.250%	06/18/38	(53)

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($414)						1,475

Index Swap Contracts
Fund Receives Underlying Security	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $

CMBS AAA 10 Yr. Index	Deutsche Bank	300	CMBS AAA 10 Yr. Index minus 1.000%	05/30/08	7

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts					7

See accompanying notes which are an integral part of the financial statements.

68	Core Bond Fund

Russell Investment Funds

Notes to Schedules of Investments — March 31, 2008

Footnotes:
(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	At amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ)	Bond is insured by a guarantor.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(Ø)	In default.
(ß)	Illiquid security.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

Abbreviations:

144A- Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

ADR - American Depositary Receipt

ADS - American Depositary Share

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Foreign	Currency Abbreviations:

ARS - Argentine peso

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNY - Chinese renminbi yuan

COP - Colombian peso

CRC - Costa Rica colon

CZK - Czech koruna

DKK - Danish Krone

EGP - Egyptian pound

EUR - Euro

GBP - British pound sterling

HKD - Hong Kong dollar

HUF - Hungarian forint

IDR - Indonesian rupiah

ILS - Israeli shekel

INR - Indian rupee

JPY - Japanese yen

KES - Kenyan schilling

KRW- South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

NOK - Norweigian Krone

NZD - New Zealand dollar

PEN - Peruvian nouveau sol

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SEK - Swedish krona

SGD - Singapore dollar

SKK - Slovakian koruna

THB - Thai baht

TRY - Turkish lira

TWD- Taiwanese dollar

USD - United States dollar

VEB - Venezuelan bolivar

VND - Vietnamese dong

ZAR - South African rand

See accompanying notes which are an integral part of the financial statements.

Notes to Schedules of Investments	69

Russell Investment Funds

Notes to Quarterly Report — March 31, 2008 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds. These financial statements report on five of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996, as amended. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

Through December 31, 2007, Russell Investment Management Company (“RIMCo”) was the manager and transfer agent of the Funds, providing advisory, administrative and transfer agency services to the Funds. Effective January 1, 2008, RIMCo advises the Funds and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent. There was no change in the services provided to the Funds or, in aggregate, fees paid by the Funds for advisory, administrative and transfer agency services.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures, including market value procedures, fair value procedures and pricing services. Debt obligation securities maturing within 60 days of the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price;

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier;

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather

70	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2008 (Unaudited)

may be priced by another method that the Funds’ Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the fair value procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs used in valuing the Funds’ investments carried at value for the period ended March 31, 2008 were as follows:

	Multi-Style Equity Fund		Aggressive Equity Fund		Non-US Fund		Real Estate Securities Fund		Core Bond Fund
	Investments in Securities	Other Financial Instruments	Investments in Securities	Other Financial Instruments	Investments in Securities	Other Financial Instruments	Investments in Securities	Other Financial Instruments	Investments in Securities	Other Financial Instruments
Level 1	$550,435,382	$228,043	$292,865,491	$312,306	$453,898,680	$328,718	$643,712,643	$(1,095)	$41,370,800	$1,837,597
Level 2	1,198,332	—	998,610	—	2,196,330	417,508	—	—	361,529,827	(1,001,036)
Level 3	429	—	378,862	—	1,739,743	—	—	—	2,633,592	—

	$551,634,143	$228,043	$294,242,963	$312,306	$457,834,753	$746,226	$643,712,643	$(1,095)	$405,534,219	$836,561

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

Notes to Quarterly Report	71

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2008 (Unaudited)

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending March 31, 2008 were as follows:

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund

Balance as of 12/31/07	$429	$471,019	$448,785	$3,137,866
Accrued discounts (premiums)	—	—	—	420
Realized gain (loss) and change in unrealized appreciation (depreciation)	—	(92,157)	55,188	(404,497)
Net purchases (sales)	—	—	1,235,770	(100,197)

Balance as of 03/31/08	$429	$378,862	$1,739,743	$2,633,592

Net change in unrealized appreciation (depreciation) from investments still held as of 03/31/08	$—	$(9,557)	$15,721	$(405,816)

As of March 31, 2008, there were no Level 3 securities in the Real Estate Securities Fund.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund’s books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

72	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2008 (Unaudited)

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. The Funds, other than the Real Estate Securities Fund, may pursue their strategy to be fully invested by exposing cash reserves in a Fund to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though their cash reserves were actually invested in those markets. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objective and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). The Funds may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at March 31, 2008 are presented on the Schedule of Investments.

Forward Commitments

Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Loan Agreements

The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. For the period ended March 31, 2008, there were no unfunded loan commitments in the Core Bond Fund.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The Funds may utilize options to equitize liquidity reserve balances.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Notes to Quarterly Report	73

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2008 (Unaudited)

Whether an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are made as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of March 31, 2008, the Non-U.S. Fund and Core Bonds Fund had cash collateral balances of $2,897,136 and $285,383 respectively in connection with futures contracts purchased (sold).

Swap Agreements

The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Funds are exposed to credit risk in the event of non-performance by the swap counterparties; however, the Funds do not anticipate non-performance by the counterparties.

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When the Funds engage in a swap, they exchange their obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Interest rate swaps are counterparty agreements and can be customized to meet each party’s needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are agreements where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back to the original party. Credit default swaps are counterparty agreements which allow the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

74	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2008 (Unaudited)

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Funds’ obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds’ custodian. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Mortgage-Related and Other Asset-Backed Securities

The Core Bond Fund may invest in mortgage or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid. The value of mortgage-backed securities may also change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

Through its investments in mortgage-backed securities (“MBS”), including those that are issued by private issuers, a Fund may have some exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. Unlike MBS issued or guaranteed by the U.S. government or one of its sponsored entities, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches”, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics

Notes to Quarterly Report	75

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2008 (Unaudited)

than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include pools of MBS loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of a Fund’s total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending. Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Inflation-Indexed Bonds

The Core Bond Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

76	Notes to Quarterly Report

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Notes to Quarterly Report, continued — March 31, 2008 (Unaudited)

3.	Investment Transactions

Written Options Contracts

Transactions in written options contracts for the period ended March 31, 2008 were as follows:

	Non-U.S.		Core Bond
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding December 31, 2007	22	$95,180	44	$322,282
Opened	268	1,241,419	170	893,406
Closed	(217)	(971,763)	(347)	(318,474)
Expired	—	—	297	61,625

Outstanding March 31, 2008	73	$364,836	164	$958,839

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Corporation (“State Street”), in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedule of Investments. The collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for Non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of March 31, 2008, the non-cash collateral received for the securities on loan in the following funds was:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding
Multi-Style Equity	$1,541,373	Pool of US Government securities and corporate bonds
Aggressive Equity	1,066,234	Pool of US Government securities and corporate bonds
Non-US	687,637	Pool of US Government securities and corporate bonds
Real Estate Securities	9,233,605	Pool of US Government securities and corporate bonds

4.	Related Party Transactions, Fees and Expenses

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses), and also may invest a portion of the collateral received from the Investment Company’s securities lending program in the Russell Investment Company (“RIC”) Money Market Fund. RIC is a registered investment company that employs the same investment adviser as the Investment Company. As of March 31, 2008, $86,828,000 of the RIC Money Market Fund’s net assets represents investments by the Funds.

Notes to Quarterly Report	77

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2008 (Unaudited)

5.	Federal Income Taxes

At March 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Real Estate Securities Fund	Core Bond Fund
Cost of Investments	$547,415,591	$301,259,887	$447,496,016	$574,626,879	$410,765,970

Unrealized Appreciation	15,409,506	22,929,127	28,846,944	20,383,299	89,947,726
Unrealized Depreciation	(11,190,954)	(29,946,051)	(18,508,207)	(25,615,053)	(20,861,962)

Net Unrealized Appreciation (Depreciation)	$4,218,552	$(7,016,924)	$10,338,737	$(5,231,754)	$69,085,764

As permitted by tax regulations, the Aggressive Equity Fund intends to defer a net realized capital loss of $617,700 incurred from November 1, 2007 to December 31, 2007.

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund-% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Aggressive Equity Fund – 0.0%
JER Investment Trust, Inc.	05/27/04	9,200	15.00	138	78

Core Bond Fund – 0.8%
Adam Aircraft, Term Loan	05/22/07	53,124	99.00	53	6
American Express Credit Account Master Trust	03/09/07	99,030	100.21	99	97
Americo Life, Inc.	12/12/06	75,000	102.37	77	78
BNP Paribas Capital Trust	06/01/06	450,000	112.17	505	482
Bombardier, Inc.	11/10/06	EUR 125,000	128.47	161	187
Catlin Insurance Co., Ltd.	01/11/07	100,000	100.00	100	83
CIT Mortgage Loan Trust	10/05/07	403,210	100.00	403	363
CIT Mortgage Loan Trust	10/05/07	130,000	100.00	130	85
CIT Mortgage Loan Trust	10/05/07	180,000	100.00	180	99
DG Funding Trust	11/04/03	49	10,537.12	516	509
Freddie Mac REMICS	07/07/06	151,636	102.13	155	146
Freddie Mac REMICS	06/28/07	159,278	0.01	2	4
Freddie Mac REMICS	07/17/07	76,248	109.50	83	94
Midamerican Energy Holdings Co.	03/25/08	125,000	99.82	125	126
Parker Hannifin Employee Stock Ownership Trust	03/09/99	28,086	100.00	28	28
SB Treasury Co. LLC	06/01/06	350,000	106.80	374	355
Symetra Financial Corp.	06/02/06	150,000	98.35	148	140

					2,882

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

78	Notes to Quarterly Report

Russell Investment Funds

Shareholder Requests for Additional Information — March 31, 2008 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Insurance Company for further details.

Shareholder Requests for Additional Information	79

Russell Investment Funds	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-022

2008 QUARTERLY REPORT

Russell Investment Funds

Lifepoints® Funds Variable Target Portfolio Series

MARCH 31, 2008

FUND

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with nine different investment portfolios referred to as Funds. These financial statements report on four of these Funds.

Russell Investment Funds

LifePoints® Funds

Variable Target Portfolio Series

Quarterly Report

March 31, 2008 (Unaudited)

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series

Copyright © Russell Investments 2008. All rights reserved.

Russell Investment Group is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Fund Distributors, Inc. member Financial Industry Regulatory Authority, part of Russell Investment Group.

Russell Investment Funds

Moderate Strategy Fund

Schedule of Investments — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds - Class S Shares

Bonds - 60.0%
RIF Core Bond Fund	954,259	9,800

Domestic Equities - 26.0%
RIF Aggressive Equity Fund	43,364	490
RIF Multi-Style Equity Fund	117,933	1,633
RIC Quantitative Equity Fund	47,606	1,634
RIF Real Estate Securities Fund	31,512	490

		4,247

International Equities - 14.0%
RIC Emerging Markets Fund	15,959	327
RIC Global Equity Fund	52,576	490
RIF Non-U.S. Fund	123,949	1,470

		2,287

Total Investments - 100.0%
(identified cost $16,686)		16,334

Other Assets and Liabilities, Net - (0.0%)		(8)

Net Assets - 100.0%		16,326

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund	3

Russell Investment Funds

Balanced Strategy Fund

Schedule of Investments — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds - Class S Shares

Bonds - 40.0%
RIF Core Bond Fund	1,891,338	19,424

Domestic Equities - 39.0%
RIF Aggressive Equity Fund	171,894	1,942
RIF Multi-Style Equity Fund	525,922	7,284
RIC Quantitative Equity Fund	212,300	7,284
RIF Real Estate Securities Fund	156,142	2,428

		18,938

International Equities - 21.0%
RIC Emerging Markets Fund	71,168	1,457
RIC Global Equity Fund	208,413	1,942
RIF Non-U.S. Fund	573,222	6,799

		10,198

Total Investments - 100.0%
(identified cost $51,964)		48,560

Other Assets and Liabilities, Net - (0.0%)		(15)

Net Assets - 100.0%		48,545

See accompanying notes which are an integral part of the financial statements.

4	Balanced Strategy Fund

Russell Investment Funds

Growth Strategy Fund

Schedule of Investments — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds - Class S Shares

Bonds - 20.0%
RIF Core Bond Fund	622,576	6,394

Domestic Equities - 53.0%
RIF Aggressive Equity Fund	169,594	1,917
RIF Multi-Style Equity Fund	484,133	6,705
RIC Quantitative Equity Fund	186,223	6,389
RIF Real Estate Securities Fund	125,231	1,947

		16,958

International Equities - 27.0%
RIC Emerging Markets Fund	62,433	1,278
RIC Global Equity Fund	205,561	1,916
RIF Non-U.S. Fund	457,898	5,431

		8,625

Total Investments - 100.0%
(identified cost $35,761)		31,977

Other Assets and Liabilities, Net - (0.0%)		(11)

Net Assets - 100.0%		31,966

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund	5

Russell Investment Funds

Equity Growth Strategy Fund

Schedule of Investments — March 31, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds - Class S Share

Domestic Equities - 65.0%
RIF Aggressive Equity Fund	88,043	995
RIF Multi-Style Equity Fund	266,808	3,695
RIC Quantitative Equity Fund	103,563	3,553
RIF Real Estate Securities Fund	63,980	995

		9,238

International Equities - 35.0%
RIC Emerging Markets Fund	34,731	711
RIC Global Equity Fund	106,748	995
RIF Non-U.S. Fund	275,630	3,269

		4,975

Total Investments - 100.0%
(identified cost $16,221)		14,213

Other Assets and Liabilities, Net - (0.0%)		(8)

Net Assets - 100.0%		14,205

See accompanying notes which are an integral part of the financial statements.

6	Equity Growth Strategy Fund

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report — March 31, 2008 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds. These financial statements report on four of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996, as amended. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

Through December 31, 2007, Russell Investment Management Company (“RIMCo”) was the manager and transfer agent of the Funds, providing advisory, administrative and transfer agency services to the Funds. Effective January 1, 2008, RIMCo advises the Funds and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent. There was no change in the services provided to the Funds or, in aggregate, fees paid by the Funds for advisory, administrative and transfer agency services.

Each of the Funds listed in the table below is a fund of funds and diversifies its assets by investing in other RIF funds and in the Class S Shares of Russell Investment Company (“RIC”) funds (the “Underlying Funds”). RIMCo, the Funds’ and Underlying Funds’ investment adviser, may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. From time to time, each Fund may adjust its investments within the ranges below based on RIMCo’s outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from ranges below when, in RIMCo’s opinion, it is necessary to do so to pursue the Fund’s investment objective. In the future, the Funds may also invest in other funds which are not currently Underlying Funds.

Asset Allocation Targets per Prospectus
Asset Class/Underlying Funds	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Bonds
RIF Core Bond Fund	55-65%	35-45%	15-25%	—%
Domestic Equities
RIF Aggressive Equity Fund	0-8	0-9	1-11	2-12
RIF Multi-Style Equity Fund	5-15	10-20	16-26	21-31
RIC Quantitative Equity Fund	5-15	10-20	15-25	20-30
RIF Real Estate Securities Fund	0-8	0-10	1-11	2-12
International Equities
RIC Emerging Markets Fund	0-7	0-8	0-9	0-10
RIC Global Equity Fund	0-8	0-9	1-11	2-12
RIF Non-U.S. Fund	14-24	9-19	12-22	18-28

Investment Objectives of the Underlying Funds:

RIF Core Bond Fund

Seeks to provide current income and preservation of capital.

RIF Aggressive Equity Fund

Seeks to provide long term capital growth.

RIF Multi-Style Equity Fund

Seeks to provide long term capital growth.

RIC Quantitative Equity Fund

Seeks to provide long term capital growth.

Notes to Quarterly Report	7

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2008 (Unaudited)

RIF Real Estate Securities Fund

Seeks to provide current income and long term capital growth.

RIC Emerging Markets Fund

Seeks to provide long term capital growth.

RIC Global Equity Fund

Seeks to provide long term capital growth.

RIF Non-U.S. Fund

Seeks to provide long term capital growth.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved securities valuation procedures, including market value procedures, fair value procedures and pricing services. Debt obligation securities maturing within 60 days of the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price;

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier;

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

8	Notes to Quarterly Report

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2008 (Unaudited)

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Funds’ Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the fair value procedures as the movement by any two of four major US Indexes greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of an Underlying Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Quarterly Report	9

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2008 (Unaudited)

Inputs used in valuing the Funds’ investments carried at value for the period ended March 31, 2008 were as follows:

	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities
Level 1	$16,333,727	$48,560,116	$31,976,670	$14,213,106
Level 2	—	—	—	—
Level 3	—	—	—	—

	$16,333,727	$48,560,116	$31,976,670	$14,213,106

As of March 31, 2008, there were no Level 3 securities held by the Funds.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Federal Income Taxes

At March 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
				`
Cost of Investments	$17,037,943	$52,347,750	$35,809,303	$16,747,259

Unrealized Appreciation	$6,141	$93,050	$35,394	$—
Unrealized Depreciation	(710,357)	(3,880,684)	(3,868,027)	(2,534,153)

Net Unrealized Appreciation (Depreciation)	$(704,216)	$(3,787,634)	$(3,832,633)	$(2,534,153)

10	Notes to Quarterly Report

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — March 31, 2008 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Insurance Company for further details.

Shareholder Requests for Additional Information	11

Russell Investment Funds	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-023

Item 2. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:	/s/ Greg J. Stark
Greg J. Stark
Principal Executive Officer and Chief Executive Officer

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Greg J. Stark
Greg J. Stark
Principal Executive Officer and Chief Executive Officer

Date: May 22, 2008

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: May 22, 2008